As filed with the Securities and Exchange
Commission on August 16, 2006                          1933 Act File No. 2-94157
                                                     1940 Act File No. 811-04146


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]
                          POST-EFFECTIVE AMENDMENT NO.71                   [X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                                AMENDMENT NO.72                            [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                               JOHN HANCOCK TRUST
                   (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844

                                 JOHN J. DANELLO
                                   SECRETARY
                               JOHN HANCOCK TRUST
                               601 CONGRESS STREET
                          BOSTON, MASSACHUSETTS 02210

                     NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

                               JOHN W. BLOUCH, ESQ
                               DYKEMA GOSSETT PLLC
                                 FRANKLIN SQUARE
                                 SUITE 300 WEST
                              13001 I STREET, N.W.
                            WASHINGTON, DC 20005-3306

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[X]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               JOHN HANCOCK TRUST
                601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (the "Trust") is an open-end management investment company, commonly known as a mutual fund. Shares of the Trust are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. The Trust provides a range of investment objectives through 102 separate investment portfolios or funds, one of which is described in this prospectus. The name of this portfolio is as follows:

Mid Cap Equity Trust

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such information or representation is given, it should not be relied upon as having been authorized by the Trust, the adviser or any subadvisers to the Trust or the principal underwriter of the contracts. This Prospectus is not an offer to sell shares of the Trust in any state where such offer or sale would be prohibited.

                 The date of this Prospectus is October 30, 2006

                               JOHN HANCOCK TRUST

                                TABLE OF CONTENTS
FUND DESCRIPTION:
INVESTMENT OBJECTIVES, STRATEGIES
AND RISKS......................................................................3
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS.......................5
  Risks of Investing in Certain Types of Securities............................5
  Additional Investment Policies...............................................8
  Hedging and Other Strategic Transactions....................................10
FEES AND EXPENSES.............................................................12
MANAGEMENT OF THE TRUST.......................................................13
  Advisory Arrangements.......................................................13
  Subadvisory Arrangements....................................................14
MULTIPLE CLASS PRICING; RULE 12B-1 PLANS......................................15
GENERAL INFORMATION...........................................................15
  Taxes.......................................................................16
  Dividends...................................................................17
  Purchase and Redemption of Shares...........................................17
  Disruptive Short Term Trading...............................................18
  Policy Regarding Disclosure of Portfolio Holdings...........................19
  Purchasers of Shares of the Trust...........................................19
FINANCIAL HIGHLIGHTS..........................................................20
  Additional Information......................................................20

                             PORTFOLIO DESCRIPTION:
                  INVESTMENT OBJECTIVES AND STRATEGIES, RISKS,
                      PERFORMANCE AND FINANCIAL HIGHLIGHTS

The Trust is a series trust which currently has 102 separate investment portfolios or funds. The investment objectives, principal investment strategies and principal risks of the Mid Cap Equity Trust (the "portfolio") is set forth in the descriptions below. John Hancock Investment Management Services, LLC is the investment adviser to the portfolio, and J.P. Morgan Investment Management, Inc. is the subadviser.

Investment Objectives and Strategies

The Mid Cap Equity Trust has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the portfolio). There can be no assurance that the portfolio will achieve its investment objective.

Mid Cap Equity Trust Subadviser: JP Morgan Investment Management Inc. ("JPMorgan" or the "Subadviser")

Investment Objective: To seek long-term growth of capital.

Investment Strategies: To pursue this goal, the portfolio invests, under normal market conditions, primarily in equity securities of mid-cap companies.

Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Index at the time of investment. JPMorgan looks for companies of this size that it believes have strong potential, attractive valuation, growing market share and a sustainable competitive advantage. In choosing mid-cap securities, JPMorgan invests in both value- and growth- oriented companies.

Under normal circumstances, at least 80% of the portfolio's total assets (plus borrowings for investment purposes) will be invested in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of mid-cap companies.

Up to 25% of the portfolio's net assets may be invested in foreign securities. Up to 20% of the portfolio's net assets may be invested in U.S. government securities, other investment grade fixed income securities, and cash and cash equivalents. Although the portfolio may use these strategies, the portfolio's main strategy is to invest in equity securities of mid-cap companies.

In managing the portfolio, JPMorgan adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to rank stocks quantitatively in the portfolio's investment universe on the basis of value and momentum factors. Value is measured by valuation multiples, while momentum is captured by factors such as relative price strength and earnings revisions.

Stocks held in the portfolio that have become over-valued and/or whose momentum has deteriorated materially may trigger a sell signal. Stocks that are sold are generally replaced with the most attractive stocks, on the basis of proprietary quantitative rankings, that would also contribute favorably to the risk exposures of the entire portfolio.

The portfolio construction process seeks to control for the sector and industry weightings, the rate of portfolio turnover, the number of stocks held and position size. Risk or factor exposure are actively managed through portfolio construction.

Temporary Defensive Investing. During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, the portfolio may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. To the extent a portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     Certain risks of investing in the portfolio are set forth below and described further under "Risks of Investing in certain Types of Securities." If these risks materialize, an investor could lose money in the portfolio.

     o    Equity Securities Risk
               o    Growth Investing Risk
               o    Value Investing Risk
     o    Medium Size Companies Risk
     o    Foreign Securities Risk
     o    Issuer Risk
     o    Active Management Risk
     o    Derivative Risk
     o    Fixed Income Securities Risk
     o    Liquidity Risk
     o    Credit and Counterparty Risk
     o    High Portfolio Turnover Risk

     An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance is not provided since the portfolio commenced operations in October, 2006.

Subadviser and Portfolio Managers

JPMorgan is the portfolio's investment adviser. JP Morgan manages the JPMorgan Mid Cap Equity Trust. JPMorgan is an indirect wholly owned subsidiary of JPMorgan Chase., whose principal business address is 1111 Polaris Parkway, Suite 2-J, P.O. Box 710211, Columbus, Ohio 43271-0211. JPMorgan is the investment adviser for other mutual funds and individual corporate, charitable and retirement accounts.

The portfolio management team for the Mid Cap Equity Trust is led by Silvio Tarca, Vice President of JPMorgan Chase and a CFA charterholder. Mr. Tarco joined JPMorgan Investment Advisors in July 2004 and has been with JPMorgan (or its affiliates or predecessors) since 2000.

The other members of the team are:

o Robert Weller, Vice President of JPMorgan Chase and a CFA charterholder, joined JPMorgan Investment Advisors in August 2004 and has been with JPMorgan (or its affiliates or predecessors) since 1997.

o Jason Alonzo, Vice President of JPMorgan Chase, has been with JPMorgan Chase (or one of its affiliates or predecessors) since 2000.

    The Trust's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio manager's ownership of securities of the portfolio.

                          ADDITIONAL INFORMATION ABOUT
                      THE PORTFOLIO'S INVESTMENTS AND RISKS

Risks of Investing in Certain Types of Securities

     The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Equity Securities

     Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a portfolio could decline if the financial condition of the companies the portfolio is invested in decline or if overall market and economic conditions deteriorate. Even portfolios that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

     Value Investing Risk. The portfolio may purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what the Subadviser believes to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The portfolio bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Subadviser to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Subadviser investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A portfolio's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

     Growth Investing Risk. The portfolio will purchase "growth stocks" or "growth securities" primarily because the Subadviser believes that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A portfolio's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Fixed Income Securities

     Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

     Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration of maturity of a fixed-income security, the more susceptible it is to the interest rate risk.

     Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a portfolio has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the portfolio's investments. Portfolios that may invest in lower rated fixed income securities (commonly referred to as "junk bonds") are riskier than portfolios that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment Grade Fixed Income Securities in the Lowest Rating Category

     Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Small and Medium Size Companies

Small or Unseasoned Companies

o Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

o Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

o Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a portfolio's investments to decrease if it needs to sell such securities when there are few interested buyers.

o Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

o Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a portfolio, the Subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

o Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Foreign Securities

     The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

o Currency Fluctuations. Investments in foreign securities may cause a portfolio to lose money when converting investments from foreign currencies into U.S. dollars. A portfolio may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the portfolio could still lose money. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (of the absence of intervention) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

o Political and Economic Conditions. Investments in foreign securities subject a portfolio to the political or economic conditions of the foreign country. These conditions could cause portfolio investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the portfolio from selling its investment and taking the money out of the country.

o Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a portfolio from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a portfolio could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

o Nationalization of Assets. Investments in foreign securities subject a portfolio to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

o Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the portfolio to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

o Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for the portfolio, the Subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

Liquidity Risk

     A portfolio is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the portfolio's ability to sell particular securities or close derivative positions at an advantageous price. Portfolios with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for portfolios which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Credit and Counterparty Risk

     Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Active Management Risk

     The portfolio is actively managed by the Subadviser. The performance of a portfolio that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the portfolio's investment objective. If the Subadviser's investment strategies do not perform as expected, the portfolio could underperform other mutual funds with similar investment objectives or lose money.

Issuer Risk

     An issuer of a security purchased by a portfolio may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Derivative Risk

     See "Hedging and Other Strategic Transactions" below.

High Portfolio Turnover Risk

     A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the portfolio. The portfolio turnover rate of the portfolio may vary from year to year, as well as within a year.

Additional Investment Policies

     Subject to certain restrictions and except as noted below, the portfolio may use the following investment strategies and purchase the following types of securities.

Lending of Portfolio Securities

     The portfolio may lend its securities so long as such loans do not represent more than 33 1/3% of a portfolio's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

When-Issued Securities ("Forward Delivery")

     In order to help ensure the availability of suitable securities, the portfolio may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. These terms mean that the obligations will be delivered to the portfolio at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a portfolio will maintain on its record liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

U.S. Government Securities

     The portfolio may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

Repurchase Agreements

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

     The portfolio may enter into repurchase agreements. Repurchase agreements involve the acquisition by a portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in effect a loan collateralized by securities. The portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

     The portfolio may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a portfolio may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The portfolio will maintain on its records liquid assets such as cash, Treasury bills or other U.S. Government Securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a portfolio's net asset value per share, the portfolio will cover the transaction as described above.

Foreign Repurchase Agreements

     The portfolio may enter into foreign repurchase agreements. Foreign repurchase agreements may be less secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Mortgage Dollar Rolls

     The portfolio may enter into mortgage dollar rolls. Under a mortgage dollar roll, the portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

     At the time a portfolio enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash, U.S. Government Securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

     The portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a portfolio's net asset value per share, the portfolio will cover the transaction as described above.

                                       9
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Warrants

     The portfolio may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

Illiquid Securities

     The portfolio is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the portfolio may be forced to sell them at a discount from the last offer price.

     These investment strategies and securities are described further in the Statement of Additional Information.

Hedging and Other Strategic Transactions

    The portfolios may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the portfolio. Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the portfolio. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used are described below:

     o exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,

     o    financial futures contracts (including stock index futures),

     o    interest rate transactions,*

     o    currency transactions**

     o Swaps (including interest rate, index, equity, credit default swaps and currency swaps), and

     o    Structured notes, including hybrid or "index" securities.

Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions." The description in this Prospectus of the portfolio (including the introductory description under "Investment Objectives and Strategies") indicates which, if any, of these types of transactions may be used by the portfolio.

* A portfolio's interest rate transactions may take the form of swaps, caps, floors and collars.

**A portfolio's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

     Hedging and Other Strategic Transactions may be used for the following purposes:

     o to attempt to protect against possible changes in the market value of securities held or to be purchased by the portfolio resulting from securities markets or currency exchange rate fluctuations,

     o to protect the portfolio's unrealized gains in the value of its securities,

     o to facilitate the sale of the portfolio's securities for investment purposes,

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

     o to manage the effective maturity or duration of the portfolio's securities or

     o to establish a position in the derivatives markets as a method of gaining exposure to a particular market,

     o to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another, or

The ability of the portfolio to utilize Hedging and Other Strategic Transactions successfully will depend in part on its Subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a portfolio's securities. Even if the Subadviser only uses Hedging and Other Strategic Transactions in the portfolio primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the portfolio. These transactions may also increase the volatility of the portfolio and may involve a small investment of cash relative to the magnitude of the risks assumed. For example, the potential loss from the use of futures can exceed a portfolio's initial investment in such contracts. In addition, these transactions could result in a loss to the portfolio if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information.

                                FEES AND EXPENSES

     The portfolio issues NAV shares, Series I shares and Series II shares. The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I and Series II (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under "Multiple Classes of Shares." The table below describes the fees and expenses for each class of shares of the portfolio. The fees and expenses do not reflect the fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium and would be higher if they did. In the case of variable insurance contracts, such fees and expenses are listed in the prospectus for the variable insurance contract. The portfolio does not charge a sales load or surrender fee although these fees may be imposed by the variable insurance contract or the qualified plan.

Trust Annual Expenses
(as a percentage of Trust average net assets for the fiscal year ended December 31, 2005)*

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Total Trust Annual
Trust Portfolio       Management Fee                                  Other Expenses                  Expenses
                                          12b-1 Fee     12b-1 Fee
-----------------------------------------------------------------------------------------------------------------------------------
                                          Series I      Series II                            NAV      Series I            Series II
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Fund        0.85%               0.05%         0.25%         0.07%(A)               0.92%    0.97%               1.17%
-----------------------------------------------------------------------------------------------------------------------------------

 (A) Based on estimates for the current fiscal year.

Example of Expenses for Each Portfolio

     The Example is intended to help an investor compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in the portfolio for the times periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that the portfolio's operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any variable insurance contract or qualified plan that may use the Trust as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor's actual expenses may be higher or lower, based on these assumptions the expenses would be:

NAV Shares
Fund                                                         1 year         3 year
                                                            ---------      ---------
  JP Morgan Fund                                            $94            $293

Series I Shares

Fund                                                         1 year         3 year
                                                            ---------      ---------
  JP Morgan Fund                                            $99            $309

Series II Shares

Fund                                                         1 year         3 year
                                                            ----------     ---------
  JP Morgan Fund                                            $119           $372

                             MANAGEMENT OF THE TRUST

Advisory Arrangements

     John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the adviser to the Trust and the portfolio. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all portfolios of the Trust. The Adviser does not itself manage any of the Trust portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, the Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Trustees of the Trust.

     A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement for the portfolio will be available in the Trust's annual report to shareholders for the year ended December 31, 2006.

     The Trust has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

     As compensation for its services, the Adviser receives a fee from the Trust computed separately for the portfolio.

     The amount of the advisory fee for the portfolio is determined by applying the daily equivalent of an annual fee rate to the net assets of the portfolio. The annual fee rate is calculated each day by applying the annual percentage rates in the tables below to the applicable portions of Aggregate Net Assets shown in the table and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the portfolio as well as of one other portfolios managed by the same subadviser as indicated in the notes to the table, but only for the period during which the Subadviser for the portfolio also serves as the subadviser for the other portfolio.

     The advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for the portfolio by the value of the net assets of the portfolio at the close of business on the previous business day of the Trust.

     The management fees the portfolio is obligated to pay the Adviser as a percentage of Aggregate Net Assets is as follows:

                                            First                  Excess Over
                                         $500 million             $500 million of
                                         of Aggregate             Aggregate Net
Portfolio                                 Net Assets                  Assets
---------
Mid Cap Equity Trust (1)..............      0.850%                    0.825%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Equity Trust, a series of the Trust, and the Mid Cap Equity Trust, a series of John Hancock Funds II, are included.

Advisory Fee Waivers and Expense Reimbursements

     Advisory Fee Waiver for All Portfolios of the Trust Except Those Noted Below. Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain portfolios of the Trust or otherwise reimburse the expenses of those portfolios (the "Participating Portfolios") as set forth below (the "Reimbursement"). The Participating Portfolios are all portfolios of the Trust except the following:

     The five Lifestyle Trusts
     Absolute Return Trust
     American Bond Trust
     American Growth Trust
     American International Trust
     American Blue Chip Income and Growth Trust
     American Growth-Income Trust
     Money Market Trust B
     500 Index Trust B
     International Equity Index Trust B
     Bond Index Trust B
     Index Allocation Trust

     The Reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to the Trust and approval of the Board of Trustees of the Trust.

     Expense Limit. The Adviser has agreed to reduce its advisory fee for a class of shares of the portfolio in an amount equal to the amount by which the Expenses of such class of the portfolio exceed the Expense Limit set forth below and, if necessary, to remit to that class of the portfolio an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees,
(e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.

       Expense Limit (as a percentage of the average annual net assets of the portfolio attributable to the class)

--     0.50%

     This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. These voluntary expense limitation may be terminated any time.

Subadvisory Arrangements

     Under the terms of each of the subadvisory agreement, the Subadviser manages the assets of the assigned portfolios, subject to the supervision of the Adviser and the Trustees of the Trust. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in this Prospectus. The Subadviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

     The subadvisory fee is paid by the Adviser and is not an expense of the portfolio.

     A discussion regarding the basis for the Board of Trustees' approval of the subadvisory agreement will be available in the Trust's annual report to shareholders for the year end ended December 31, 2006.

                      MULTICLASS PRICING; RULE 12B-1 PLANS

Multiple Classes of Shares

     The portfolio will issue NAV, Series I and Series II shares. Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and voting rights.

     The expenses of the portfolio are borne by its Series I, Series II and NAV shares (as applicable) based on the net assets of the portfolio attributable to shares of each class. Notwithstanding the foregoing, "class expenses" are allocated to each class. "Class expenses" for the portfolio include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to the portfolio determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser's determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class;
(iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

     All shares of the portfolio of the Trust have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans of Each Class

     NAV shares are not subject to a Rule 12b-1 fee.

     Series I shares of the portfolio are subject to a Rule 12b-1 fee of .05% of the average daily net assets of Series I shares.

     Series II shares of the portfolio are subject to a Rule 12b-1 fee of up to ..25% of the average daily net assets of Series II shares.

     Rule 12b-1 fees will be paid to the Trust's distributor, John Hancock Distributors, LLC (the "Distributor"), or any successor thereto.

     To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

          (i) for any expenses relating to the distribution of the shares of the class,

          (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class), and

          (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

     Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

     Rule 12b-1 fees are paid out of the portfolio's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in the portfolio and may, over time, be greater than other types of sales charges.

                               GENERAL INFORMATION

Taxes

     The following is a summary of some important tax issues that affect the Trust and the portfolio. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of the Trust or the portfolio. More information about taxes is located in the Statement of Additional Information under the heading -- "Additional Information Concerning Taxes". YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

Qualification as a Regulated Investment Company
Diversification Requirements Applicable to Insurance Company Separate Accounts

     The Trust and the portfolio intends to take the steps necessary to qualify the portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and believes that the portfolio will so qualify. As a result of qualifying as a regulated investment company, the portfolio will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. The portfolio is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, the portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

     Because the Trust complies with the ownership restrictions of Treas. Reg.
Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92
(no direct ownership by the public), the Trust expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, the portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of the portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

     If the portfolio fails to qualify as a regulated investment company, owners of contracts based on the portfolio:

     o would be treated as owning shares of the portfolio (rather than their proportionate share of the assets of the portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

     o the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

     In addition, if the portfolio fails to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadviser and it is intended that the portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadviser might otherwise believe to be desirable.

Foreign Investments

     When investing in foreign securities or currencies, the portfolio may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a portfolio of the Trust.

Tax Implications for Insurance Contracts With Investments Allocated to the Trust

     For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the Statement of Additional Information for additional information on taxes.

Dividends

     The Trust intends to declare as dividends substantially all of the net investment income, if any, of the portfolio. Dividends from the net investment income and the net capital gain, if any, for the portfolio will be declared not less frequently than annually and reinvested in additional full and fractional shares of the portfolio or paid in cash.

Purchase and Redemption of Shares

     Shares of each portfolio of the Trust are offered continuously, without sales charge, at a price equal to their net asset value. The Trust sells its shares directly without the use of any underwriter. Shares of the portfolio are sold and redeemed at its net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

     o trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC"), or such Exchange is closed for other than weekends and holidays;

     o an emergency exists, as determined by the SEC, as a result of which disposal of securities owned by the Trust is not reasonably practicable or it is not reasonably practicable for the Trust to determine fairly the value of its net assets; or

     o the SEC, by order, so permits for the protection of security holders of the Trust.

Calculation of Net Asset Value

     The net asset value of the shares of the portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

          (i) days on which changes in the value of the portfolio's portfolio securities will not materially affect the current net asset value of the shares of the portfolio,

          (ii) days during which no shares of the portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or

          (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Valuation of Securities. Securities held by the portfolio, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the Trust's

Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

     Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Trust may also fair value securities in other situations, for example, when a particular foreign market is closed but the Trust is calculating the net asset value for its portfolios. In view of these factors, it is likely that Trust portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Trust portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to Trust portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Trust will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Trust portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Trust portfolios that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such portfolios will be recommended to the Trust's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the net asset value of a portfolio's shares reflects the value of the portfolio's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a portfolio at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     All instruments held by the Money Market Trust and money market instruments with a remaining maturity of 60 days or less held by the other portfolios are valued on an amortized cost basis.

Disruptive Short Term Trading

     None of the Trust's portfolios are designed for short-term trading since such activity may increase portfolio transaction costs, disrupt management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies) and dilute the interest in a portfolio held for long-term investment ("Disruptive Short-Term Trading"). An investor should invest in the Trust's portfolios for long-term investment purposes only.

     The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and the Trust seeks to deter and prevent such trading through several methods:

     First, to the extent that there is a delay between a change in the value of a portfolio's holdings, and the time when that change is reflected in the net asset value of the portfolio's shares, the portfolio is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net assets values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometime referred to as "stale price arbitrage," by the appropriate use of "fair value" pricing of the securities in the Trust's portfolios. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

     Second, the Trust will seek to monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of Disruptive Short-Term Trading in any separate account of an insurance company that uses the Trust as its underlying investment vehicle, the Trust will request that the insurance company take appropriate action to ensure that the Disruptive Short-Term Trading ceases. If the Disruptive Short-Term Trading continues, the Trust will request that the insurance company impose restrictions on such trading. There can be no assurance that the insurance company will comply with the Trust's request. The Trust will cooperate with efforts by the insurance companies to limit excessive transfers in the Trust's portfolios by contract holders in their insurance products.

     Third, Series III and Series IIIA shares of the Trust are sold directly to qualified retirement plans and the Trust restricts transfers to two per month per account for these shares. (For purposes of this restriction, all transfers made during the period from the opening of trading each day the net asset value of the shares are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) are considered one transfer.) Shareholders may, however, transfer to the Money Market Trust even if the two transfer per month limit has been reached if 100% of the assets in an account are transferred to the Money Market Trust. If such a transfer to the Money Market Trust is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market Trust to another portfolio of the Trust may be made. This restriction is applied uniformly to all participants in qualified retirement plans.

     Investors in the Trust should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that restrictions may vary among insurance companies and by insurance product. Investors should also note that by their nature, insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of portfolio shares by multiple investors are aggregated for presentation to a portfolio on a net basis make it more difficult for the Trust to identify short-term transactions in a portfolio and the investor who is effecting the transaction. Therefore, no assurance can be given that the Trust will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust is unsuccessful in restricting Disruptive Short-Term Trading, the portfolios may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

     Market timers may target portfolios with significant investments in foreign securities traded on markets that close before the portfolio determines its net asset value. The portfolio may invest up to 25% of its assets in foreign securities.

     Market timers may also target portfolios with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Trust Portfolio Holdings

     The Statement of Additional Information of the Trust contains a description of the Trust's policies and procedures regarding disclosure of Trust portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

     The ten largest holdings of each Trust portfolio will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each portfolio's entire portfolio holdings as of the applicable calendar quarter end.

 http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

Purchasers of Shares of the Trust

     Shares of the Trust may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans ("Qualified Plans"). Due to differences in tax treatments and other considerations, the interests of various contract owners participating in the Trust and the interests of Qualified Plans investing the Trust may conflict. The Board of Trustees of the Trust will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

                              FINANCIAL HIGHLIGHTS

Financial Highlights are not yet available for the portfolio which commenced operations in [October, 2006].

                             ADDITIONAL INFORMATION

     Additional information about the Trust's investments is available in the Trust's annual and semi-annual reports to shareholders. The Trust's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

     Additional information about the Trust is also contained in the Statement of Additional Information dated the same date as this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus. The annual and semi-annual reports, the Statement of Additional Information and other information about the Trust are available upon request and without charge by writing the Trust at 601 Congress Street, Boston, MA 02210 or calling the Trust at (800) 344-1029.

     Shareholder inquiries should also be directed to this address and phone number. In addition, the Trust's annual and semi-annual reports and Statement of Additional Information are available without charge through the following website: www.johnhancockannuities.com

     Information about the Trust (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at 1-202-551-5850. Reports and other information about the Trust are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section in Washington D.C. 20549.


                                     The Trust's Investment Company and 1933 Act
                                     File Numbers are 811-4146 and 2-94157

                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                              Mid Cap Equity Trust


                               JOHN HANCOCK TRUST
                   (formerly, Manufacturers Investment Trust)
                                  (the "Trust")





This Statement of Additional Information is not a prospectus but should be read in conjunction with the Trust's Prospectus for the Mid Cap Equity Trust (the "Portfolio") dated October 30, 2006, which may be obtained from the Trust, 601 Congress Street, Boston, Massachusetts, 02210.


 (This Statement of Additional Information is applicable to the Mid Cap Equity
                                  Trust only.)

    The date of this Statement of Additional Information is October 30, 2006

                                TABLE OF CONTENTS


INVESTMENT POLICIES............................................................4
     U.S. Government and Government Agency Obligations.........................4
     Custodial Receipts........................................................4
     Canadian and Provincial Government and Crown Agency Obligations...........4
     Certificates of Deposit and Bankers' Acceptances..........................5
     Commercial Paper..........................................................5
     Corporate Obligations.....................................................6
     Repurchase Agreements.....................................................6
     Foreign Repurchase Agreements.............................................6
     Municipal Obligations.....................................................7
     Other Instruments.........................................................8
     Warrants..................................................................8
     Reverse Repurchase Agreements.............................................8
     Mortgage Securities.......................................................8
     Asset-Backed Securities..................................................11
     Zero Coupon Securities, Deferred Interest Bond and Pay-in-Kind Bonds.....12
     Loans and Other Direct Debt Instruments..................................13
     Brady Bonds..............................................................13
     Sovereign Debt Obligations...............................................14
     Indexed Securities.......................................................14
     Hybrid Instruments.......................................................14
     ADRs, EDRs, GDRs and IDRs................................................16
     Variable and Floating Rate Obligations...................................16
     Exchange Traded Funds....................................................16
     Additional Investment Policies...........................................16
     Lending Securities.......................................................16
     When-Issued Securities ("Forward Commitments")...........................17
     Mortgage Dollar Rolls....................................................17
     Illiquid Securities......................................................17
     Short Sales..............................................................18
     Investment In Other Investment Companies.................................18
     Loan Participations and Assignments......................................18
     Index/Structured Securities..............................................19

RISK FACTORS..................................................................19
     Foreign Securities.......................................................19
     Funds of Funds Risk......................................................20

HEDGING AND OTHER STRATEGIC TRANSACTIONS......................................23
     General Characteristics of Options.......................................23
     General Characteristics of Futures Contracts and Options on Futures
       Contracts..............................................................25
     Stock Index Futures......................................................26
     Options on Securities Indices and Other Financial Indices................26
     Yield Curve Options......................................................26
     Currency Transactions....................................................27
     Combined Transactions....................................................28
     Swap Agreements and Options on Swap Agreements...........................28
     Eurodollar Instruments...................................................31
     Risk Factors.............................................................31
     Risks of Hedging and Other Strategic Transactions Outside the
       United States..........................................................32
     Use of Segregated and Other Special Accounts.............................32
     Other Limitations........................................................33

INVESTMENT RESTRICTIONS.......................................................33
     Fundamental..............................................................34
     Nonfundamental...........................................................35

     Additional Investment Restrictions.......................................35

PORTFOLIO TURNOVER............................................................35

MANAGEMENT OF THE TRUST.......................................................36

     Duties and Compensation of Trustees......................................39
     Trustee Ownership of Trust Portfolios....................................40

INVESTMENT MANAGEMENT ARRANGEMENTS............................................43
     The Advisory Agreement...................................................43
     The Subadvisory Agreements...............................................44
     Information Applicable to Both the Advisory Agreement and the Subadvisory
     Agreements...............................................................44

DISTRIBUTOR;  RULE 12B-1 PLANS................................................45

PORTFOLIO BROKERAGE...........................................................46

PURCHASE AND REDEMPTION OF SHARES.............................................48

DETERMINATION OF NET ASSET VALUE..............................................48

POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS.............................48

SHAREHOLDERS OF THE TRUST.....................................................52

ORGANIZATION OF THE TRUST.....................................................53

ADDITIONAL INFORMATION CONCERNING TAXES.......................................54

CUSTODIAN.....................................................................56

CODE OF ETHICS................................................................56

PROXY VOTING POLICIES.........................................................56

MANAGEMENT OF OTHER PORTFOLIOS BY THE ADVISER/SUBADVISER......................56

APPENDIX I - Debt Security Ratings............................................57

APPENDIX II - Information Regarding Portfolio Managers........................59
              JP Morgan Investment Management Inc.
                Applicable to Mid Cap Equity Trust

APPENDIX III - Proxy Voting Policies..........................................62
               John Hancock Trust.............................................63
               JP Morgan Investment Management Inc............................66
                 Applicable to Mid Cap Equity Trust

                               INVESTMENT POLICIES

     The following discussion supplements "Investment Objectives and Policies" set forth in the Prospectus for the Mid Cap Equity Trust (the "portfolio").

     The instruments listed below may be purchased by the portfolio in accordance with its investment policies.

     1. U.S. Government and Government Agency Obligations

               U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.

               GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association which guarantee is supported by the full faith and credit of the U.S. government.

               U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:

     o    Student Loan Marketing Association,
     o    Federal Home Loan Banks,
     o    Federal Intermediate Credit Banks and
     o    the Federal National Mortgage Association.

               U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration.

     Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

     No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, "U.S. Government securities" refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.

     2. Custodial Receipts

     Custodial receipts for U.S. government securities evidence ownership of future interest payments, principal payments or both, and include Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). Custodial receipts are not considered U.S. government securities.

     3. Canadian and Provincial Government and Crown Agency Obligations

          Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.

          Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the

Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:

     o    Export Development Corporation,
     o    Farm Credit Corporation,
     o    Federal Business Development Bank, and
     o    Canada Post Corporation.

     In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

               Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.

               Provincial Crown Agency Obligations. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("Provincial Crown Agencies") pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies which are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:

     o    provincial railway corporation,
     o    provincial hydroelectric or power commission or authority,
     o    provincial municipal financing corporation or agency, and
     o    provincial telephone commission or authority.

     4. Certificates of Deposit and Bankers' Acceptances

               Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

               Bankers' Acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

     The portfolio may acquire obligations of foreign banks and foreign branches of U.S. banks. These obligations are not insured by the Federal Deposit Insurance Corporation.

     5. Commercial Paper

     Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

               Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., "lending") portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

     The portfolio will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which JP Morgan Investment Management Inc. (the "Subadviser") has determined present minimal risk of loss to the portfolio. The Subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day the portfolio's net asset value is determined. The net asset value will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

     6. Corporate Obligations

     Corporate obligations include bonds and notes issued by corporations to finance long-term credit needs.

     7. Repurchase Agreements

     Repurchase agreements are arrangements involving the purchase of an obligation by the portfolio and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a portfolio to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit a portfolio the opportunity to earn a return on cash that is only temporarily available. The portfolio may enter into a repurchase agreement with banks, brokers or dealers. However, the portfolio will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the portfolio decrease below the resale price.

     Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

     The Subadviser, on behalf of the portfolio, shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the Subadviser's quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:

     o    Federal Reserve System member bank,

     o primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division, or

     o broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

The Subadviser will continuously monitor the transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

     The risk to the portfolio in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the portfolio, if any, would be the difference between the repurchase price and the underlying obligation's market value. The portfolio might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by the Trust might be delayed or limited.

     8. Foreign Repurchase Agreements

     Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by the portfolio may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the portfolio may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the portfolio is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

     9. Municipal Obligations

Municipal Bonds. Municipal bonds are issued to obtain funds for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased by the portfolio may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the Adviser in determining whether a municipal obligation meets the portfolio's investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of municipal obligations in which the portfolio may invest which were issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.

Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of S&P, Moody's and Fitch Investors Service ("Fitch") represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix B for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase by the portfolio must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

Other Instruments

     The following discussion provides an explanation of some of the other instruments in which the portfolio (as indicated) may invest.

1. Warrants

Subject to certain restrictions, the portfolio may purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

2. Reverse Repurchase Agreements

The portfolio may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, the portfolio sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The portfolio retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the portfolio repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the portfolio receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in the portfolio's net asset value per share. The portfolio will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

     3. Mortgage Securities

The portfolio may invest in mortgage securities as described in its investment policies.

               Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, if the portfolio invests in mortgage securities, it will receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a portfolio reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.

     In addition, because the underlying mortgage loans and assets may be prepaid at any time, if the portfolio purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if the portfolio purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

               Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

     o one-year, three-year and five-year constant maturity Treasury Bill rates,
     o    three-month or six-month Treasury Bill rates,
     o    11th District Federal Home Loan Bank Cost of Funds,
     o    National Median Cost of Funds, or

     o one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR") and other market rates.

     During periods of increasing rates, the portfolio will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or "cap rates" for a particular mortgage. In this event, the value of the mortgage securities in the portfolio would likely decrease. During periods of declining interest rates, income to the portfolio derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, the portfolio's net asset value could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.

               Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

     o    mortgage bankers,
     o    commercial banks,
     o    investment banks,
     o    savings and loan associations, and
     o    special purpose subsidiaries of the foregoing.

     Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the Government National Mortgage Association
(GNMA) or Federal Home Loan Mortgage Corporation (FHLMC), such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A portfolio which invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.

               Collateralized Mortgage Obligations ("CMOs"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMO's also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile.

     CMOs purchased by the portfolio may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or

(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

               STRIPS. In addition to the U.S. Government securities discussed above, the portfolio may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

               Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the portfolio invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of the portfolio's net assets. See " Other Investment Policies. - Illiquid Securities".

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated highly.

     As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and Statement of Additional Information ("SAI"), like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, the Trust believes that investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and SAI, will contribute to a portfolio's relatively stable net asset value.

     In addition to the stripped mortgage securities described above, the portfolio may invest in similar securities such as super principal only ("Super POs") and levered interest only ("Levered IOs") which are more volatile than POs and IOs. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks associated with Levered IOs and IOettes are similar in nature to those associated with IOs. The portfolio may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the portfolio.

     Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the portfolio.

               Inverse Floaters. The portfolio may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the portfolio invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid together with any other illiquid investments, will not exceed 15% of the portfolio's net assets. See "Other Investment Policies - Illiquid Securities".

     Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.

     Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described below under "Asset-Backed Securities."

     4. Asset-Backed Securities

The portfolio may invest in asset-back securities as described in their investment policies.

     The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.

     Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the portfolio must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, the portfolio's ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. The portfolio will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody's or that the Subadviser believes are of comparable quality.

     As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see "Types of Credit Support" below. The portfolio will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under "Additional Investment Policies" below.

               Types of Credit Support. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

     o    liquidity protection, and
     o    default protection

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     Some examples of credit support include:

     o "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class),

     o creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and

     o "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

     The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

     The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

               Collateralized Debt Obligations. Collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the portfolios as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Trust's prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the portfolios may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     5. Zero Coupon Securities, Deferred Interest Bonds and Pay-in-Kind Bonds

     The portfolio may invest in zero coupon securities, deferred interest bonds and pay-in-kind bonds as described in their investment policies.

     Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The portfolio also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

     Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.

               Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under "Additional Investment Policies" below.

               Tax Considerations. Current Federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, a portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

     6. Loans and Other Direct Debt Instruments

     The portfolio may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that the portfolio supply additional cash to a borrower on demand.

     7. Brady Bonds

     The portfolio may invest in Brady Bonds as described in their investment policies.

Brady Bonds are debt securities issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the portfolios may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:

     o the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds),

     o bonds issued at a discount from face value (generally known as discount bonds),

     o    bonds bearing an interest rate which increases over time, and

     o bonds issued in exchange for the advancement of new money by existing lenders.

Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, the portfolio will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

     Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the "IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

     The portfolio may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

     Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the portfolio invests are likely to be acquired at a discount.

     9. Sovereign Debt Obligations

     The portfolio may invest in sovereign debt obligations to the extent authorized by its investment polices. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

     10. Indexed Securities

     The portfolio may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     Currency indexed securities typically are short term to intermediate term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

     11. Hybrid Instruments

     The portfolio may invest in Hybrid instruments.

Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument ("Hybrid Instruments").

               Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:

     o prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, "Underlying Assets") or

     o an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks").

     Hybrid Instruments may take a variety of forms, including, but not limited to:

     o debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time,

     o preferred stock with dividend rates determined by reference to the value of a currency, or


     o convertible securities with the conversion terms related to a particular commodity.

Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.

     One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.

     The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the portfolio may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.

Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. See " Hedging and Other Strategic Transactions" below for a description of certain risks associated with investments in futures, options, and forward contracts.

Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if "leverage" is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.

               Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party or issuer of the Hybrid Instrument would be an additional risk factor which the portfolio would have to consider and monitor.

               Lack of US Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission ("SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the net asset value of the portfolio.

     12. ADRs, EDRs, GDRs and IDRs

     The portfolio may invest in American Depository Receipts, European Depository Receipts, Global Depository Receipts, and International Depository Receipts ("ADRs," "EDRs," "GDRs," and "IDRs" respectively) as described in their investment policies.

Securities of foreign issuers may include ADRs, EDRs, GDRs, and IDRs. Depository Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise involve risks associated with investing in foreign securities.

Securities of foreign issuers also include EDRs, GDRs, and IDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs, GDRs, and IDRs are not necessarily quoted in the same currency as the underlying security.

     13. Variable and Floating Rate Obligations

The portfolio may invest in floating or variable rate securities. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

     14. Exchange Traded Funds

The portfolio may invest in exchange traded funds ("ETFs"). These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees which increase their costs.


Additional Investment Polices

     The following provides a more detailed explanation of some of the investment policies of the portfolio.

 1.  Lending Securities

The portfolio may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of the portfolio's total assets. This lending limitation is a fundamental restriction which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending portfolio collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The lending portfolio may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

The portfolio anticipates that securities will be loaned only under the following conditions:

(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;

(2) the loan must be made in accordance with New York Stock Exchange rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and

(3) the portfolio making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

2. When-Issued Securities ("Forward Commitments")

In order to help ensure the availability of suitable securities, the portfolio may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. Purchasing securities on a when-issued or forward delivery basis means that the obligations will be delivered to the portfolio at a future date, which may be one month or longer after the date of the commitment ("forward commitments"). Except as may be imposed by these factors, there is no limit on the percent of the portfolio's total assets that may be committed to such transactions.

Under normal circumstances, the portfolio purchasing securities on a when-issued or forward delivery basis will take delivery of the securities, but the portfolio may, if deemed advisable, sell the securities before the settlement date. In general, the portfolio does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. The portfolio does, however, record the transaction and reflect the value each day of the securities in determining its net asset value. At the time of delivery, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, the portfolio will maintain on its records liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on the portfolio's ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which the portfolio may purchase when-issued or forward delivery securities.

3. Mortgage Dollar Rolls

The portfolio may enter into mortgage dollar rolls. Under a mortgage dollar roll, the portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, the portfolio forgoes principal and interest paid on the mortgage-backed securities. The portfolio is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. The portfolio may also be compensated by receipt of a commitment fee. The portfolio may only enter into "covered rolls". A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction or for which the portfolio maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in the portfolio's net asset value per share, the portfolio will cover the mortgage dollar roll transaction as described above.

4. Illiquid Securities

The portfolio may not invest more than 15% of its net assets in securities that are not readily marketable ("illiquid securities"). Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the portfolio may be forced to sell them at a discount from the last offer price.

Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933 ("1933 Act") or other exemptions from the registration requirements of the 1933 Act may be excluded from the 15% limitations on illiquid securities. The Subadviser decides, subject to the Trustees' oversight, whether securities sold according to Rule 144A are readily marketable for purposes of the portfolio's investment restriction. The Subadviser will also monitor the liquidity of Rule 144A securities held by the portfolio for which they are responsible. To the extent that Rule 144A securities held by a portfolio should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the portfolio could be adversely affected.

Section 4(2) Commercial Paper is Excluded from the Limitation on Illiquid Securities. The portfolio may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act.
Section 4(2) commercial paper is restricted as to the disposition under Federal securities law, and is generally sold to institutional investors, such as the portfolio, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the portfolio through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The portfolio's Subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity and is quite liquid. The portfolio intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The portfolio's Subadviser will monitor the liquidity of 4(2) commercial paper held by the portfolio, subject to the Trustees' oversight.

     5. Short Sales

The portfolio may make short sales of securities or maintain a short position, provided that at all times when a short position is open the portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale "against-the-box").

The portfolio may also sell a security it does not own in anticipation of a decline in the market value of that security (a "short sale"). To complete such a transaction, the portfolio must borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the portfolio replaces a borrowed security, the portfolio will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaced the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the portfolio may be required to pay in connection with a short sale.

     6. Investment in Other Investment Companies

The portfolio may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, and open-end investment companies) to the extent permitted by federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief obtained from the SEC by the custodian and the subadviser.

Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in certain types of investment companies, such as closed end investment companies, that issue a fixed number of shares that trade on a stock exchange may involve the payment of substantial premiums above the value of such investment companies' portfolio securities when traded over-the-counter or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.


     7. Loan Participations and Assignments

The portfolio may invest in loan participation or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the portfolio generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When the portfolio purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the portfolio could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the portfolio could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The portfolio anticipates that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

     8. Indexed/Structured Securities


     The portfolio may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Index/structured securities may have return characteristics similar to direct investments in the underlying instruments. The portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


                                  RISK FACTORS

Foreign Securities

The following discussion supplements the disclosure regarding the risks of investing in foreign securities in the Prospectus.

Different Accounting and Reporting Requirements. There may be less publicly available information about a foreign issuer than a domestic issuer. Foreign issuers, including foreign branches of U.S. banks, are subject to different accounting and reporting requirements. These requirements are generally less extensive than the requirements in the U.S.

Liquidity. Foreign stock markets (other than Japan) have substantially less volume than the U.S. exchanges. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.

Less Government Regulation. Foreign exchanges, broker-dealers and issuers frequently have less governmental regulation than comparable entities in the United States. In addition, brokerage costs for foreign issuers may be higher than those for U.S. issuers.

Political Instability; Nationalization. Investments in foreign companies may be subject to the possibility of :

     o    nationalization of the foreign company,
     o    withholding of dividends at the source,
     o    expropriation or confiscatory taxation,
     o    currency blockage,
     o    political or economic instability, and/or
     o diplomatic developments that could adversely affect the value of those investments.

Clearance and Settlement Procedures. Foreign markets, especially emerging markets, may have different clearance and settlement procedures. In certain emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a portfolio is uninvested and no return is earned on these assets. The inability of a portfolio to make intended security purchases due to settlement problems could cause the portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a portfolio due to subsequent declines in value of the portfolio securities or, if the portfolio has entered into a contract to sell the security, possible liability to the purchaser.

Enforcement of Judgment in the Case of Default. In the event of a default on any foreign obligation, it may be difficult for the investing portfolios to obtain or to enforce a judgment against the foreign issuer.

Funds of Funds Risk

The Lifestyle Trusts, the Index Allocation Trust and the Absolute Return Trust (collectively, the "Allocation Trusts"), each a fund of fund and a series of the Trust, may invest in shares of the portfolio and shares of other Trust portfolios ("Underlying Portfolios"). The following discussion provides information on the risks of investing in Underlying Portfolios.

As permitted by Section 12 of the Investment Company Act of 1940 (the "1940 Act"), the Allocation Trusts invest in Underlying Portfolios and may reallocate or rebalance assets among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a Allocation Trust ("Rebalancings"), as effected by its subadviser, MFC Global Investment Management (U.S.A.) Limited ("MFC Global"). Shareholders should note that Rebalancings may affect the Underlying Portfolios:
Underlying Portfolios subject to redemptions by a Allocation Trust may find it necessary to sell securities; and the Underlying Portfolios that receive additional cash from a Allocation Trust will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when a Allocation Trust owns, redeems, or invests in, a substantial portion of an Underlying Portfolio. Rebalancings could affect the Underlying Portfolios as noted below which could adversely affect their performance and, therefore, the performance of a Allocation Trust.

Both John Hancock Investment Management Services, LLC (the "Adviser") and MFC Global will monitor the impact of Rebalancings on the Underlying Portfolios and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of each Allocation Trust. However, there is no guarantee that the Adviser and MFC Global will be successful in doing so.

Possible Adverse Effects of Rebalancings on the Underlying Portfolios:

1. Underlying Portfolios could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.

2. Rebalancings may increase brokerage and/or other transaction costs of the Underlying Portfolios.

3. When a Allocation Trust owns a substantial portion of an Underlying Portfolio, a large redemption by the Allocation Trust could cause that Underlying Portfolio's expenses to increase and could potentially result in the portfolio becoming too small to be economically viable.

Both the Allocation Trusts and the Underlying Portfolios are managed by the Adviser. MFC Global, which is an affiliate of the Adviser, is the subadviser to each Allocation Trust and to certain of the Underlying Portfolios. Shareholders should note that the Adviser has the responsibility to oversee and monitor both the Allocation Trusts and the Underlying Portfolios and MFC Global has the responsibility to manage both the Allocation Trusts and certain of the Underlying Portfolios. As noted above, the Adviser and MFC Global will monitor the impact of Rebalancings on the Underlying Portfolios and attempt to minimize any adverse effect of the Rebalancings on the Underlying Portfolios, consistent with pursuing the investment objective of each Allocation Trust.

With respect to Rebalancings, shareholders should also note that MFC Global as the subadviser to both the Allocation Trusts and certain of the Underlying Portfolios, may appear to have incentive to allocate more Allocation Trust assets to those Underlying Portfolios that it subadvises. However, the Adviser believes it has no financial incentive since the net amount of advisory fee retained after payment of the subadvisory fee is the same for all underlying portfolios although the Adviser's ultimate controlling parent, MFC, may appear to have an incentive to do so since it also controls MFC Global. The Adviser will monitor MFC Global's allocation of Allocation Trust assets to the Underlying Portfolios to attempt to ensure that assets are not allocated to other MFC Global subadvised portfolios unless it is in the best interest of the Allocation Trust to do so. In addition, prior to appointing MFC Global as subadviser to an Underlying Portfolio, the Board of Trustees of the Trust will consider the affiliation between the Adviser and MFC Global as one of its factors in approving such appointment.


Investment Company Securities

     The portfolio may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities. See "Risk Factors -- Fund of Funds Risk" in the Statement of Information for further information regarding investments in other investments companies.

Exchange Traded Funds (ETFs)

     These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Stripped Securities

     Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Mortgage-Backed and Asset-Backed Securities

     Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the portfolio and not the purchase of shares of the portfolio.

     Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

     When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the portfolio's mortgage-backed securities will result in an unforeseen loss of interest income to the portfolio as the portfolio may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

     When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

     The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the portfolio to differ from the yield calculated on the basis of the average life of the pool. In addition, if the portfolio purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the portfolio.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

     Collateralized Mortgage Obligations. The portfolio may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the portfolio may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

     Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Real Estate Securities

     Investing in securities of companies in the real estate industry subjects the portfolio to the risks associated with the direct ownership of real estate. These risks include:


    o   Declines in the value of real estate;                            o   Change in zoning laws;
    o   Risks related to general and local economic conditions;          o   Losses due to costs resulting from the clean-up of
                                                                             environmental problems;
    o   Possible lack of availability of mortgage funds;                 o   Liability to third parties for damages resulting from
                                                                             environmental problems;
    o   Overbuilding;                                                    o   Casualty or condemnation losses;
    o   Extended vacancies of properties;                                o   Limitations on rents;
    o   Increased competition;                                           o   Changes in neighborhood values and the appeal of
    o   Increases in property taxes and operating expenses;                  properties to tenants; and
                                                                         o   Changes in interest rates.

     Therefore, for a portfolio investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the portfolio's shares may change at different rates compared to the value of shares of a portfolio with investments in a mix of different industries.

     Securities of companies in the real estate industry include REITs including Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

     In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies" above for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.


                    HEDGING AND OTHER STRATEGIC TRANSACTIONS

     The following discussion supplements "Hedging and Other Strategic Transactions" set forth in the Prospectus of the portfolio.

     As described in the Prospectus, the portfolio is authorized to use a variety of investment strategies. Strategies described below will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the portfolio (such investment strategies and transactions are referred to as "Hedging and Other Strategic Transactions"). These strategies may also be used to gain exposure to a particular securities market.

     A detailed discussion of Hedging and Other Strategic Transactions follows. The portfolio in not obligated to pursue any of the strategies and the portfolio makes no representation as to the availability of these techniques at this time or at any time in the future. In addition, the portfolio's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable rules and regulations of the CFTC thereunder and U.S. Federal income tax considerations.

General Characteristics of Options

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging and Other Strategic Transactions involving options require segregation of portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. The portfolio's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the portfolio the right to sell the instrument at the option exercise price.

     The portfolio may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. The portfolio will not sell put options if, as a result, more than 50% of the portfolio's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.

               Risk of Selling Put Options. In selling put options, the portfolio faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

     Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. The portfolio's purchase of a call option on an underlying instrument might be intended to protect the portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument.

An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.

               Partial Hedge or Income to the Portfolio. If the portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the portfolio or will increase the portfolio's income. Similarly, the sale of put options can also provide portfolio gains.

               Covering of Options. All call options sold by the portfolio must be "covered" (that is, the portfolio must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).

               Risk of Selling Call Options. Even though the portfolio will receive the option premium to help protect it against loss, a call option sold by the portfolio will expose the portfolio during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

     Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

     OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" at the time the option is exercised. "In-the-money" means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The portfolio's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:

     o    insufficient trading interest in certain options,
     o    restrictions on transactions imposed by an exchange,
     o trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits,
     o    interruption of the normal operations of the OCC or an exchange,
     o inadequacy of the facilities of an exchange or the OCC to handle current trading volume, or
     o a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

     OTC Options. Over-the-counter ("OTC") options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that the portfolio will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

     Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A portfolio will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the Subadviser. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by a portfolio and the amount of the portfolio's obligation pursuant to an OTC option sold by the portfolio (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

     Types of Options That May Be Purchased. The portfolio may purchase and sell call options on securities indices, currencies, and futures contracts, as well as on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.

     The portfolio reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the portfolio's investment objective and the restrictions set forth herein.

General Characteristics of Futures Contracts and Options on Futures Contracts

     If and to the extent authorized to do so, the portfolio may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:

     o as a hedge against anticipated interest rate, currency or market changes,
     o    for duration management,
     o    for risk management purposes, and
     o    to gain exposure to a securities market.

Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

     Use Will Be Consistent with Applicable Regulatory Requirements. The portfolio's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.

     Margin. Maintaining a futures contract or selling an option on a futures contract will typically require the portfolio to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a portfolio. If the portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.

     Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

     Value of Futures Contracts Sold by a Portfolio. The value of all futures contracts sold by a portfolio (adjusted for the historical volatility relationship between such portfolio and the contracts) will not exceed the total market value of the portfolio's securities.

Stock Index Futures

     Definition. A stock index futures contract (an "Index Future") is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

Uses of Index Futures. Below are some examples of how Index Futures may be used:
     o In connection with the portfolio's investment in common stocks, the portfolio may invest in Index Futures while the Subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.
     o The portfolio may also invest in Index Futures when the Subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the portfolio's pending investment in such stocks when they do become available.
     o Through the use of Index Futures, the portfolio may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit the portfolio to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a portfolio.
     o The portfolio may also invest in Index Futures in order to hedge its equity positions.

Hedging and Other Strategic Transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate portfolio management purposes including gaining exposure to a particular securities market. The portfolio will not act as a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).

Options on Securities Indices and Other Financial Indices

     The portfolio may purchase and sell call and put options on securities indices and other financial indices ("Options on Financial Indices"). In so doing, the portfolio can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

     Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.

Yield Curve Options

     The portfolio may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

     Yield curve options may be used for the same purposes as other options on securities. Specifically, the portfolio may purchase or write such options for hedging purposes. For example, the portfolio may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The portfolio may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the Subadviser, the portfolio will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by the portfolio will be "covered." A call (or put) option is covered if the portfolio holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the portfolio's net liability under the two options. Therefore, the portfolio's liability for such a covered option is generally limited to the difference between the amount of the portfolio's liability under the option written by the portfolio less the value of the option held by the portfolio. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.

Currency Transactions

     The portfolio may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:
     o    forward currency contracts (including nondeliverable forwards),
     o    exchange-listed currency futures contracts and options thereon,
     o    exchange-listed and OTC options on currencies, and
     o    currency swaps.

A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars." The portfolio may enter into currency transactions only with counterparties that are deemed creditworthy by the Subadviser.

     The portfolio's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. The portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another. The portfolio may also engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between the portfolio and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the portfolio and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inceptions of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

     When the portfolio enters into a non-deliverable forward transaction, the portfolio's custodian will place segregated assets in a segregated account of the portfolio in an amount not less than the value of the portfolio's total assets committee to the consummation of such non-deliverable forward transaction. If the additional segregated assets placed in the segregated account decline in value or the amount of the portfolio's commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the portfolio's commitments under the non-deliverable forward agreement.

     Since the portfolio generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to under the agreement. If the counterparty defaults, the portfolio will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the portfolio will succeed in pursuing contractual remedies. The portfolio thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

     In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a portfolio could sustain losses on the non-deliverable forward transaction. The portfolio's investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries.

These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.


     Transaction Hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the portfolio, which will generally arise in connection with the purchase or sale of the portfolio's securities or the receipt of income from them.

     Position Hedging. Position hedging involves entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

     Cross Hedging. The portfolio may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the portfolio has or in which the portfolio expects to have exposure.

     Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the portfolio's holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the portfolio's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the portfolio's securities denominated in linked currencies.

     Risk of Currency Transactions. Currency transactions are subject to risks different from other portfolio transactions, as discussed below under "Risk Factors." If the portfolio enters into a currency hedging transaction, the portfolio will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

Combined Transactions

     To the extent authorized to do so, the portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although the portfolio will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the portfolio's objective.


Swap Agreements and Options on Swap Agreements.

Among the Hedging and Other Strategic Transactions into which the portfolio is authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The portfolio may also enter into options on swap agreements ("swap options").

The portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "quanto" or "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the portfolio's investment objectives and general investment polices, certain of the portfolios may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the portfolio may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the portfolio may be required to pay a higher fee at each swap reset date.

The portfolio may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The portfolio may also write (sell) and purchase put and call swap options.

Depending on the terms of the particular option agreement, the portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the portfolio writes a swap option, upon exercise of the option the portfolio will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by the portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or "earmarking" of liquid assets, to avoid any potential leveraging of the fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the portfolio's investment restriction concerning senior securities. The portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the portfolio's total assets.

The portfolio may also be authorized to enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the portfolio. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A portfolio may be either the buyer or seller in the transaction. If the portfolio is a buyer and no credit event occurs, the portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the portfolio would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if the portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The portfolio's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the portfolio). In connection with credit default swaps in which a portfolio is the buyer, the portfolio will segregate or "earmark" cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the portfolio's exposure (any accrued but unpaid net amounts owed by the portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a portfolio is the seller, the portfolio will segregate or "earmark" cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the portfolio). Such segregation or "earmarking" will ensure that the portfolio has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund's portfolio. Such segregation or "earmarking" will not limit the portfolio's exposure to loss.

Whether the portfolio's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the portfolios by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to the portfolio's limitation on investments in illiquid securities.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a portfolio's interest. The portfolio bears the risk that the Subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the portfolio. If the Subadviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the portfolio will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the portfolio. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.

To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.


Eurodollar Instruments

     The portfolio may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risk Factors

     Hedging and Other Strategic Transactions have special risks associated with them, including:

     o    possible default by the counterparty to the transaction,
     o markets for the securities used in these transactions could be illiquid, and
     o to the extent the Subadviser's assessment of market movements is incorrect, the risk that the use of the Hedging and Other Strategic Transactions could result in losses to the portfolio.

     Losses resulting from the use of Hedging and Other Strategic Transactions will reduce the portfolio's net asset value, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.

     Options and Futures Transactions

     Options transactions are subject to the following additional risks:

     o Option transactions could force the sale or purchase of portfolio securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause the portfolio to hold a security it might otherwise sell (in the case of a call option).

     o Options markets could become illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, the portfolio might not be able to close out a transaction without incurring substantial losses.

Futures transactions are subject to the following additional risks:

     o The degree of correlation between price movements of futures contracts and price movements in the related securities position of the portfolio could create the possibility that losses on the hedging instrument are greater than gains in the value of the portfolio's position.

     o Futures markets could become illiquid. As a result, in certain markets, the portfolio might not be able to close out a transaction without incurring substantial losses.

Although the portfolio's use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.

     Currency Hedging. In additional to the general risks of Hedging and Other Strategic Transactions described above, currency hedging transactions have the following risks:

     o Currency hedging can result in losses to the portfolio if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

     o Proxy hedging involves determining the correlation between various currencies. If the Subadviser's determination of this correlation is incorrect, the portfolio losses could be greater than if the proxy hedging were not used.

     o Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to the portfolio if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

     Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

Risks of Hedging and Other Strategic Transactions Outside the United States

     When conducted outside the United States, Hedging and Other Strategic Transactions will not only be subject to the risks described above but could also be adversely affected by:

     o foreign governmental actions affecting foreign securities, currencies or other instruments,
     o less stringent regulation of these transactions in many countries as compared to the United States,
     o the lack of clearing mechanisms and related guarantees in some countries for these transactions,
     o more limited availability of data on which to make trading decisions than in the United States,
     o delays in the portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
     o the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and
     o    lower trading volume and liquidity.

Use of Segregated and Other Special Accounts

     Use of extensive Hedging and Other Strategic Transactions by the portfolio will require, among other things, that the portfolio segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated sub-custodian, to the extent the portfolio's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

     In general, either the full amount of any obligation by the portfolio to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below:

     Call Options. A call option on securities written by the portfolio will require the portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the portfolio on an index will require the portfolio to own portfolio securities that correlate with the index or to segregate cash or liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis.

     Put Options. A put option on securities written by the portfolio will require the portfolio to segregate cash or liquid high grade debt obligations equal to the exercise price.

     OTC Options. OTC options entered into by the portfolio, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although the portfolio will not be required to do so. As a result, when the portfolio sells these instruments it will segregate an amount of cash or liquid high grade debt obligations equal to its obligations under the options. OTC-issued and exchange-listed options sold by the portfolio other than those described above generally settle with physical delivery, and the portfolio will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

     Currency Contracts. Except when the portfolio enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the portfolio to buy or sell a foreign currency will generally require the portfolio to hold an amount of that currency or liquid securities denominated in that currency equal to the portfolio's obligations or to segregate cash or liquid high grade debt obligations equal to the amount of the portfolio's obligations.

     Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, the portfolio must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.

     Swaps. The portfolio will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or liquid high grade debt obligations having an aggregate value at least equal to this net amount.

     Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a portfolio's net obligation, if any.

     Hedging and Other Strategic Transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. The portfolio could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the portfolio. In addition, if it holds a futures contracts or forward contract, the portfolio could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other Hedging and Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Other Limitations

     The portfolio will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (e.g., the Beta volatility factor). In the alternative, the portfolio could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices.

     For purposes of this limitation, to the extent the portfolio has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the portfolio will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

                             INVESTMENT RESTRICTIONS
                    (applicable to the Mid Cap Equity Trust)

     There are two classes of investment restrictions to which the portfolio is subject in implementing its investment policies: (a) fundamental and (b) nonfundamental. Nonfundamental restrictions are subject to change by the Trustees of the Trust without shareholder approval. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

     When submitting an investment restriction change to the holders of the portfolio's outstanding voting securities, the matter shall be deemed to have been effectively acted upon if a majority of the outstanding voting securities of the portfolio vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the portfolio.

     Restrictions (1) through restriction (8) are fundamental. Restrictions (9) through (14) are nonfundamental.


Fundamental

     The portfolio may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in Hedging and Other Strategic Transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless the portfolio is specifically excepted by the terms of a restriction, the portfolio will not:

(1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations.

     For purposes of this restriction, neither telecommunication companies, finance companies nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.

(2) Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of the portfolio's total assets may be invested without regard to these restrictions.

(3) Borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.

(4) Underwrite securities of other issuers except insofar as the portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities.

(5) Purchase or sell real estate, except that the portfolio may invest in securities issued by companies which invest in real estate or interests therein and the portfolio may invest in mortgages and mortgage-backed securities.

(6) Purchase or sell commodities or commodity contracts, except that the portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and the portfolio may purchase and sell futures contracts on foreign currencies and options on such futures contracts. The portfolio may also without limitation purchase and sell futures contracts, options on futures contracts, and options linked to commodities of all types, including physical commodities, and may enter into swap contracts and any other commodity-linked derivative instruments including those linked to physical commodities. Additionally, the portfolio indirectly may invest in commodities, including physical commodities, by investing in other investment companies and/or other investment vehicles that invest entirely or substantially in commodities and/or commodity-linked investments.

(7) Lend money to other persons, except by the purchase of obligations in which the portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money.

(8) Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

Nonfundamental

The portfolio will not:

(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable.

(10) make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the portfolio's net assets would be
     (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve the use of margin. Short sales "against-the-box" are not subject to this limitation.

(11) Purchase securities for the purpose of exercising control or management.

(13) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8)) as security for indebtedness any securities held by the portfolio, except in an amount of not more than 33 1/3% of the value of the portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve a pledge of assets.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of the portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the Subadvisers assessment of the security), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of the portfolio's investment portfolio, resulting from market fluctuations or other changes in the portfolio's total assets will not require the portfolio to dispose of an investment until the Subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the portfolio. In the event that rating services assign different ratings to the same security, the Subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

Additional Investment Restrictions

Investment Restrictions That Only May be Changed Upon 60 Days Notice to Shareholders

In order to comply with Rule 35d-1 under the 1940 Act, the following policy is subject to change only upon 60 days' prior notice to shareholders. Under normal circumstances, at least 80% of the portfolio's total assets (plus borrowings for investment purposes) will be invested in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of mid-cap companies.


                               PORTFOLIO TURNOVER

     The annual rate of portfolio turnover may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the portfolio. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the portfolio's securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less).

                             MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. Certain of the Trustees are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Disinterested Trustees"). Each Trustee oversees all Trust portfolios, and some Trustees also oversee other funds in the John Hancock Fund Complex (the "Fund Complex"). As of December 31, 2005, the Fund Complex consisted of 237 funds (including separate series of series mutual funds): John Hancock Trust (94 portfolios or funds); John Hancock Funds II (80 funds), John Hancock Funds III (10 funds); and 53 other John Hancock funds.

                             Disinterested Trustees
====================================================================================================================================
Name, Address and Age             Position with      Principal Occupation(s) and Other                  Number of Funds in
                                  the Trust (1)     Directorships During Past Five Years                   Fund Complex
                                                                                                        Overseen by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Don B. Allen                    Trustee             Adviser, Sinicon Plastics Inc (plastic                       94
601 Congress Street             (since 1985)        injection molding).
Boston, MA  02210
Born: 1928

------------------------------------------------------------------------------------------------------------------------------------
Charles L. Bardelis             Trustee             President and Executive Officer, Island                     184
601 Congress Street             (since 1988)        Commuter Corp. (Marine Transport).
Boston, MA  02210
Born: 1941                                          Trustee of John Hancock Funds II (since 2005)
                                                    and John Hancock Funds III (since 2005).

------------------------------------------------------------------------------------------------------------------------------------
Peter S. Burgess                Trustee (since      Consultant (financial, accounting and auditing              184
601 Congress Street             2005)               matters (since 1999);  Certified Public
Boston, MA  02210                                   Accountant;  Partner, Arthur Andersen (prior to
Born: 1942                                          1999).

                                                    Director of the following publicly traded
                                                    companies: PMA Capital Corporation (since 2004)
                                                    and Lincoln Educational Services Corporation
                                                    (since 2004).

                                                    Trustee of John Hancock Funds II (since 2005),
                                                    John Hancock Funds III (since 2005).

------------------------------------------------------------------------------------------------------------------------------------
Elizabeth G. Cook               Trustee             Expressive Arts Therapist, Massachusetts                    184
601 Congress Street             (since 2005) (2)    General Hospital (September 2001 to present);
Boston, MA  02210                                   Expressive Arts Therapist, Dana Farber Cancer
Born: 1937                                          Institute (September 2000 to January 2004);
                                                    President, The Advertising Club of Greater
                                                    Boston.

                                                    Trustee of John Hancock Funds II (since 2005)
                                                     and John Hancock Funds III (since 2005).

------------------------------------------------------------------------------------------------------------------------------------
Hassell H. McClellan            Trustee             Associate Professor, The Wallace E. Carroll                 184
601 Congress Street             (since 2005) (2)    School of Management, Boston College.
Boston, MA 02210
Born: 1945                                          Trustee of John Hancock Funds II (since 2005)
                                                    and John Hancock Funds III (since 2005).

------------------------------------------------------------------------------------------------------------------------------------
James. M. Oates                 Trustee             Managing Director, Wydown Group (financial                  184
601 Congress Street,            (since 2004)        consulting firm)(since 1994);  Chairman,
Boston, MA  02210-2801                              Emerson Investment Management, Inc. (since
Born: 1946                                          2000); Chairman, Hudson Castle Group, Inc.
                                                    (formerly IBEX Capital Markets, Inc.)
                                                    (financial services company) (since 1997).

------------------------------------------------------------------------------------------------------------------------------------

                             Disinterested Trustees
====================================================================================================================================
Name, Address and Age             Position with     Principal Occupation(s) and Other Directorships      Number of Funds in
                                  the Trust (1)                  During Past Five Years                     Fund Complex
                                                                                                        Overseen by Trustee
------------------------------------------------------------------------------------------------------------------------------------
                                                    Director of the following publicly traded
                                                    companies: Stifel Financial (since 1996);
                                                    Investor Financial Services Corporation (since
                                                    1995); and Connecticut River Bancorp,
                                                    Director (since 1998).

                                                    Trustee of John Hancock Funds II (since 2005)
                                                    and John Hancock Funds III (since 2005);
                                                    Director, Phoenix Mutual Funds (since 1988;
                                                    overseeing 20 portfolios).

------------------------------------------------------------------------------------------------------------------------------------
F. David Rolwing                Trustee             Former Chairman, President and CEO,                          94
601 Congress  Street            (since 1997) (3)    Montgomery Mutual Insurance Company, 1991
Boston, MA  02210                                   to 1999. (Retired 1999).
Born: 1934
------------------------------------------------------------------------------------------------------------------------------------
----------------------
(1) Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.
(2) Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of the Trust on April 29, 2005.
(3) Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which was combined with corresponding portfolios of the Trust on December 31, 1996.
------------------------------------------------------------------------------------------------------------------------------------

The Trust from time to time changes subadvisers or engages new subadvisers to the portfolios. A number of such subadvisers are publicly traded companies or are controlled by publicly traded companies. During the two most recent calendar years, the following disinterested Trustees (or their immediate family members) owned shares (the value of which exceeded $60,000) of JPMorgan Chase & Co., the controlling parent company of JP Morgan Investment Management, Inc.: F. David Rolwing. [Upon approval by the Board of JP Morgan Investment Management as the subadviser to the Mid Cap Equity Trust, no then elected disinterested Trustees (or their immediate family members) owned any shares of JP Morgan Investment Management, Inc. or any company controlling, controlled by or under common control with such subadviser.]

          Trustees Affiliated with the Trust and Officers of the Trust

------------------------------------------------------------------------------------------------------------------------------------
Name, Address and Age             Position with      Principal Occupation(s) and Other Directorships       Number of Funds in
                                  the Trust (1)                   During Past Five Years                      Fund Complex
                                                                                                          Overseen by Trustee
------------------------------------------------------------------------------------------------------------------------------------
James R. Boyle (2)              Trustee             President, John Hancock Annuities; Executive                 237
601 Congress Street             (since 2005)        Vice President, John Hancock Life Insurance
Boston, MA  02210                                   Company (since June, 2004); President U.S.
Born:  1959                                         Annuities; Senior Vice President, The
                                                    Manufacturers Life Insurance Company
                                                    (U.S.A)(prior to 2004).

John D. Richardson (2)(3)       Trustee             Retired; Former Senior Executive Vice                         94
601 Congress Street             (since 1997)        President, Office of the President, Manulife
Boston, MA  02210                                   Financial, February 2000 to March 2002
Born: 1938                                          (Retired, March, 2002); Executive Vice
                                                    President and General Manager, U.S.
                                                    Operations, Manulife Financial, January 1995 to
                                                    January 2000.

                                                    Director of BNS Split Corp and BNS Split Corp
                                                    II, publicly traded companies listed on the
                                                    Toronto Stock Exchange.

Keith Hartstein (4)             President           Senior Vice President, Manulife Financial                    N/A
601 Congress Street             (since 2005)        Corporation (since 2004); Director, President
Boston, MA  02210                                   and Chief Executive Officer, John Hancock
Born: 1946                                          Advisers, LLC  and The Berkeley Financial
                                                    Group, LLC ("The Berkeley Group") (holding
                                                    company); Director, President and Chief
                                                    Executive Officer,  John Hancock Funds, LLC.
                                                    ("John Hancock Funds"); Director, President
                                                    and Chief Executive Officer, Sovereign Asset
                                                    Management Corporation ("SAMCorp.");
                                                    Director, John Hancock Signature Services,
                                                    Inc.; Director, Chairman and President, NM
                                                    Capital Management, Inc. (NM Capital) (since
                                                    2005); Chairman, Investment Company
                                                    Institute Sales Force Marketing Committee
                                                    (since 2003); Executive Vice President, John
                                                    Hancock Funds, LLC (until
                                                    2005).

John Vrysen (4)                 Chief Financial     Executive Vice President and Chief Financial                 N/A
601 Congress Street             Officer             Officer, John Hancock Funds, LLC, July 2005 to
Boston, MA  02210               (since 2005)        present;  Senior Vice President and General
Born: 1955                                          Manager, Fixed Annuities, John Hancock
                                                    Financial Services, September 2004 to July
                                                    2005; Executive Vice  President, Operations,
                                                    Manulife Wood Logan, July 2000 to September
                                                    2004.

John D. Danello (4)             Secretary           Vice President/Chief Counsel, US Wealth                      N/A
601 Congress Street             (since 2005)        Management, John Hancock Financial Services,
Boston, MA  02110                                   Inc., February 2005 to present.  Vice
Born:  1955                                         President/Chief Counsel, Life Insurance & Asset
                                                    Management, Allmerica Financial Corporation,
                                                    Inc., 2001 to February 2005.


------------------------------------------------------------------------------------------------------------------------------------


Gordon Shone (4)                Treasurer           Senior Vice President, John Hancock Life                     N/A
601 Congress Street             (Since 2005)        Insurance Company (U.S.A.), January 2001 to
Boston, MA  02210                                   present.  Vice President, The Manufacturers
Born: 1956                                          Life Insurance Company (U.S.A.), August 1998 to
                                  December 2000.
------------------------------------------------------------------------------------------------------------------------------------

     (1) Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.
     (2) The Trustee is an "interested person" (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.
     (3) Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.
     (4) Affiliated with the investment adviser.


Duties and Compensation of Trustees

     The Trust is organized as a Massachusetts business trust. Under the Trust's Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisers and subadvisers. The Trustees may appoint officers of the Trust who assist in managing the day-to-day affairs of the Trust.

     The Board of Trustees met six times during the Trust's last fiscal year. The Board also has a standing Audit Committee composed of all of the Disinterested Trustees. The Audit Committee met twice during the Trust's last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of an independent accountant for the Trust, approve all significant services proposed to be performed by the independent accountants and to consider the possible effect of such services on their independence. The Board of Trustees also has a Nominating Committee composed of all of the Disinterested Trustees. The Nominating Committee met once during the last fiscal year. The Nominating Committee will consider nominees recommended by contract owners investing in the Trust. Nominations should be forward to the attention of the Secretary of the Trust at 601 Congress Street, Boston, MA 02210.

     In June 2005, the Board of Trustees also created a Compliance Committee and three Investment Committees. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to the Trust. The Compliance Committee met three times during the last fiscal year. Each Investment Committee reviews investment matters relating to a particular group of Trust portfolios. Each Investment Committee met three times during the last fiscal year.

     The Trust does not pay any remuneration to its Trustees who are officers or employees of the Adviser or its affiliates. Trustees not so affiliated receive an annual retainer of $76,000, a fee of $11,400 for each quarterly meeting of the Trustees that they attend in person plus the sum of $1,000 for attending any duly constituted meeting of the Nominating Committee, other than routine meetings where specific candidates are not considered. Trustees are reimbursed for travel and other out-of-pocket expenses. The President, Treasurer and Secretary are furnished to the Trust pursuant to the Advisory Agreement described below and receive no compensation from the Trust. These officers spend only a portion of their time on the affairs of the Trust.

                            Compensation Table(1)(6)

====================================================================================================================================
Names of Person, Position           Aggregate Compensation from Trust         Total Compensation from Trust
                                    for  Fiscal  Year Ended December          Complex for Fiscal Year Ended
                                    31, 2005*                                 December 31, 2005*
====================================================================================================================================
Disinterested Trustees
------------------------------------------------------------------------------------------------------------------------------------
Don B. Allen, Trustee                       $133,950                                      $133,950
------------------------------------------------------------------------------------------------------------------------------------
Charles L. Bardelis, Trustee                $130,500                                       130,500
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Burgess(2)                          $72,200                                       $72,200
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth Cook(3)                           $130,500                                      $170,500
------------------------------------------------------------------------------------------------------------------------------------
Hassell H. McClellan(3)                     $130,500                                      $143,500

                            Compensation Table(1)(6)

====================================================================================================================================
Names of Person, Position           Aggregate Compensation from Trust         Total Compensation from Trust
                                    for  Fiscal  Year Ended December          Complex for Fiscal Year Ended
                                    31, 2005*                                 December 31, 2005*
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
James M. Oates, Trustee(4)                                                                $130,500
                                           $130,500
------------------------------------------------------------------------------------------------------------------------------------
F. David Rolwing, Trustee                   $155,500                                      $155,500
------------------------------------------------------------------------------------------------------------------------------------
Trustees Affiliated with the
Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
James Boyle, Trustee(5)                           $0                                            $0
------------------------------------------------------------------------------------------------------------------------------------
John D. Richardson, Trustee                       $0                                           $0
====================================================================================================================================

(1) Compensation received for services as Trustee. The Trust does not have a pension or retirement plan for any of its Trustees or officers. In addition, the Trust does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, a Disinterested Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan.

(2) Mr. Burgess began serving as a Trustee of the Trust effective June 21, 2005.
(3) Ms. Cook and Mr. McClellan began serving as Trustees of the Trust effective arch 1, 2005.
4) Mr. Oates began serving as a Trustee of the Trust effective December 3, 2004.
(5) Mr. Boyle began serving as a Trustee of the Trust effective September 22, 2005.
(6) The Mid Cap Equity Trust had not commenced operations as of December 31,
2005.

                      Trustee Ownership of Trust Portfolios

     The table below lists the amount of securities of each Trust portfolio beneficially owned by each Trustee as of December 31, 2005 (excluding those portfolios that had not yet commenced operations on December 31, 2005). For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
A - $0
B - $1 up to and including $10,000
C - $10,001 up to and including $50,000
D - $50,001 up to and including $100,000
E - $100,001 or more

------------------------------------------------------------------------------------------------------------------------------------
Trust Portfolio                                            Disinterested Trustees*                               Affiliated Trustees

------------------------------------------------------------------------------------------------------------------------------------
                              Don B.     Charles L.  Peter S.   Elizabeth  Hassell H.  James M.    F. David     James     John D.
                              Allen      Bardelis    Burgess    G. Cook    McClellan    Oates      Rolwing      Boyle     Richardson
------------------------------------------------------------------------------------------------------------------------------------
500 Index                     A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
500 Index B                   A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Active Bond                   A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
All Cap Core                  A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
All Cap Growth                A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
All Cap Value                 A          B           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
American Blue Chip            A          A           A          A          A           A           A            A         A
   Income and Growth
------------------------------------------------------------------------------------------------------------------------------------
American Bond                 A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
American Growth-Income        A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
American International        A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
American Growth               A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth              A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Bond Index B                  A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation          A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Classic Value                 A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Trust Portfolio                                            Disinterested Trustees*                               Affiliated Trustees

------------------------------------------------------------------------------------------------------------------------------------
                              Don B.     Charles L.  Peter S.   Elizabeth  Hassell H.  James M.    F. David     James     John D.
                              Allen      Bardelis    Burgess    G. Cook    McClellan    Oates      Rolwing      Boyle     Richardson
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                     A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                   A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth                A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Emerging Growth               A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company        A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Equity-Income                 A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Financial Services(1)         A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value(1)          A          B           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Global                        A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Global Allocation             A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                   A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Growth                        A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Growth & Income               A          B           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Growth & Income II            A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities          A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Health Sciences               A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
High Yield                    A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Income & Value                A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
International Equity  Index A A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
International Equity Index B  A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
International Growth          A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
International Opportunities   A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap       A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
International Core            A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
International Value           A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value               A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond       A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Large Cap                     A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value               A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive          A          A           E          A          A           A           A            C         A
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth              E          A           A          A          A           E           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced            A          A           A          E          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate            A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative        A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Managed                       A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index                 A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                 A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Trust Portfolio                                            Disinterested Trustees*                               Affiliated Trustees

------------------------------------------------------------------------------------------------------------------------------------
                              Don B.     Charles L.  Peter S.   Elizabeth  Hassell H.  James M.    F. David     James     John D.
                              Allen      Bardelis    Burgess    G. Cook    McClellan    Oates      Rolwing      Boyle     Richardson
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                 A          B           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Mid Value                     A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Money Market                  A          E           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Money Market B                A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Natural Resources             A          B           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Overseas Equity               A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Pacific Rim                   A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap          A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap          A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Value            A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities        A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Real Return Bond              A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Science & Technology          A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond               A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Small Cap                     A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth              A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Index               A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities       A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value               A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Small Company                 A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Small Company Growth          A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Small Company Value           A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Special Value                 A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Income               A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond                A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income              A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Strategic Opportunities       A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Strategic Value               A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Total Return                  A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index      A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth    A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities    A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond          A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap                A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector             A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Utilities                     A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Value                         A          B           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Value & Restructuring         A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities           A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Trust Portfolio                                            Disinterested Trustees*                               Affiliated Trustees

------------------------------------------------------------------------------------------------------------------------------------
                              Don B.     Charles L.  Peter S.   Elizabeth  Hassell H.  James M.    F. David     James     John D.
                              Allen      Bardelis    Burgess    G. Cook    McClellan    Oates      Rolwing      Boyle     Richardson
------------------------------------------------------------------------------------------------------------------------------------

Vista                         A          A           A          A          A           A           A            A         A
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
All Trust Portfolios          E          E           E          E          A           E           A            C         A
------------------------------------------------------------------------------------------------------------------------------------

*Ms. Cook and Mr. McClellan began serving as Trustees effective March 1, 2005; Mr. Burgess began serving as a Trustee effective June 21, 2005; and Mr. Boyle began serving as a Trustee effective September 22, 2005.

Ms. Cook and Messrs. Bardelis, Boyle, Burgess, McClellan and Oates are also Trustees of John Hancock Funds II and John Hancock Funds III which are within the same family of investment companies as the Trust. As of December 31, 2005, none of these Trustees owned any shares of any fund in John Hancock Funds II or John Hancock Funds III.


                       INVESTMENT MANAGEMENT ARRANGEMENTS

     The following information supplements the material appearing in the Prospectus under the caption "Management of the Trust."

     Information Regarding the Adviser. John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) ("JHIMS" or the "Adviser"), the successor to NASL Financial Services, Inc., is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The ultimate parent of JHIMS is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. JHIMS is registered as an investment adviser under the Investment Advisers Act of 1940.

     Approval of the Advisory Agreement and Subadvisory Agreements.

The advisory agreement for the Trust (the "Advisory Agreement") was initially approved by the Trustees on March 26, 1999 and by the shareholders on April 27, 1999. The amendment to the Advisory Agreement to add the portfolio was approved by the Trustees on ____ and by the sole shareholders of the portfolio on _____. The subadvisory agreement was approved by the Trustees on ____ and by the sole shareholder of the portfolio on _____ (the "Subadvisory Agreement").

The Advisory Agreement

     Duties of the Adviser and Expenses Paid by the Adviser. Under the terms of the Advisory Agreement, the Adviser administers the business and affairs of the Trust. The Adviser is responsible for performing or paying for various administrative services for the Trust, including providing at the Adviser's expense:

     o    office space and all necessary office facilities and equipment, and

     o individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees, President, Treasurer or Secretary of the Trust, without remuneration from or other cost to the Trust.

     The Adviser shall, at the Trust's expense, perform all administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions, except for those functions that may be performed by a third party pursuant to a custodian, transfer agency or service agreement executed by the Trust. The Adviser shall also furnish to the Trust, at the Trust's expense, any personnel necessary for these functions.

     The Adviser pays the cost of any advertising or sales literature relating solely to the Trust, the cost of printing and mailing Prospectuses to persons other than current holders of Trust shares or of variable contracts funded by Trust shares.

     In addition to providing the services described above, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Trust portfolios. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each portfolio, and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees of the Trust.

Adviser Compensation. As compensation for its services, the Adviser receives a fee from the Trust computed separately for each portfolio. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of such portfolio. The fee, which is accrued and paid daily, is calculated for each day by multiplying the daily equivalent of the annual percentage prescribed for a portfolio by the value of its net assets at the close of business on the previous business day of the Trust. The management fees the portfolio currently is obligated to pay the Adviser is as set forth in the Prospectus.


The Subadvisory Agreement

     Duties of the Subadviser. Under the terms of each of the Subadvisory Agreement, JP Morgan Investment Management Inc. (the "Subadviser") manages the investment and reinvestment of the assets of the portfolio, subject to the supervision of the Trust's Board of Trustees and the Adviser. The Subadviser formulates a continuous investment program for the portfolio consistent with its investment objectives and policies outlined in the Prospectus. The Subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Trustees of the Trust with respect to the implementation of such programs. The Subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the portfolio.

     Subadvisory Fees. As compensation for its services, the Subadviser receives fees from the Adviser computed separately for the portfolio.


Information Applicable to Both the Advisory Agreement and the Subadvisory Agreement

     Expenses Paid by the Trust. Subject to the expense limitations discussed above, the Trust is responsible for the payment of all expenses of its organization, operations and business, except those that the Adviser or Subadviser have agreed to pay pursuant to the Advisory or Subadvisory Agreements. Expenses borne by the Trust include:

     o reimbursement of the Adviser's expense of providing administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions to the Trust;
     o charges and expenses of the custodian, independent accountants and transfer, bookkeeping and dividend disbursing agent appointed by the Trust;
     o    brokers' commissions;
     o issue and transfer taxes on securities transactions to which the Trust is a party; o taxes and fees payable by the Trust;
     o legal fees and expenses in connection with the affairs of the Trust, including registering and qualifying its shares with regulatory authorities and in connection with any litigation; and
     o costs for printing annual and semi-annual reports, prospectuses and proxy statements and mailing these documents to shareholders (including holders of variable contracts funded by Trust shares).

     Term of the Advisory Agreement and the Subadvisory Agreement. The Advisory Agreement and the Subadvisory Agreement will initially continue in effect for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to the portfolio) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of the Trust. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the agreements.

     Any required shareholder approval of any continuance of any of the agreements shall be effective with respect to the portfolio if a majority of the outstanding voting securities of the portfolio vote to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other portfolio affected by the Agreement or (b) all of the portfolios of the Trust.

     Failure of Shareholders to Approve Continuance of the Advisory Agreement or Subadvisory Agreement. If the outstanding voting securities of the portfolio fail to approve any continuance of the Advisory Agreement or the Subadvisory Agreement, the party may continue to act as investment adviser or subadviser (as applicable) with respect to the portfolio pending the required approval of the continuance of such Agreement or a new agreement with either that party or a different adviser, or other definitive action. In the case of the Adviser, the compensation received during such period will be no more than the amount it would have received under the Advisory Agreement in respect of the portfolio.

     Termination of the Agreements. The Advisory Agreement and the Subadvisory Agreement may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the Agreements, and also to the Trust in the case of the Subadvisory Agreement. The following parties may terminate the agreements:

     o    the Board of Trustees of the Trust;
     o a majority of the outstanding voting securities of the Trust, or with respect to the portfolio, a majority of the outstanding voting securities of the portfolio;
     o    the Adviser,
     o    in the case of the Subadvisory Agreement, by the Subadviser.

The agreements will automatically terminate in the event of their assignment.

     Amendments to the Agreements. The Advisory Agreement and the Subadvisory Agreement may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the Trust (except as noted below) and by the vote of a majority of the Board of Trustees of the Trust who are not interested persons of the Trust, the Adviser or the Subadviser.

     The required shareholder approval of any amendment shall be effective with respect to the portfolio if a majority of the outstanding voting securities of the portfolio vote to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other portfolio affected by the amendment or (b) all the portfolios of the Trust.

     As noted under "Subadvisory Arrangement" in the Prospectus, the Trust has received an order from the SEC permitting the Adviser to appoint a subadviser (other than an Affiliated Subadviser as defined in the prospectus) or change a subadvisory fee or otherwise amendment a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.


                          DISTRIBUTOR; RULE 12B-1 PLANS

     John Hancock Distributors, LLC (the "Distributor") (formerly, Manulife Financial Services LLC) is the distributor and principal underwriter of the Trust and distributes shares of Trust on a continuous basis. Other than the Rule 12b-1 payments and services fees described below, the Distributor does not receive compensation from the Trust.

     The Board of Trustees of the Trust has approved Rule 12b-1 Plans (the "Plans") for Series I shares and Series II shares. The purpose of each Plan is to encourage the growth and retention of assets of each portfolio subject to a Plan.

   Series I and Series II shares of the portfolio are subject to the following
                                Rule 12b-1 fees:

Series I shares - up to .05% of Series I shares average daily net assets (the entire Rule 12b-1 fee is a "service fee"). Series II shares - up to .25% of Series II share average daily net assets (the entire Rule 12b-1 fee is a "service fee").

The service fee is paid to the Trust's Distributor which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties which have agreed to provide with respect to the shares of the Trust the kinds of services encompassed by the term "personal service and/or the maintenance of shareholder accounts" as defined in Rule 2830(d)(5) of the Rules of Fair Practice of the NASD.

Each Rule 12b-1 Plan is a compensation plan rather than a reimbursement plan and compensates the Distributor regardless of its expenses.

     Rule 12b-1 fees are paid to the Distributor which is also the Trust's principal underwriter.

     To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

   o  for any expenses relating to the distribution of the shares of the class,

   o for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class), and

   o for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the NASD.

      Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from the portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's Adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

      This Plan authorizes any payments in addition to fees described above made by a portfolio to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.

      The Plans may not be amended to increase materially the amount to be spent by a portfolio without such shareholder approval as is required by Rule 12b-1 under the 1940 Act (the "Rule"). All material amendments of a Plan must be approved in the manner described in the Rule. Each Plan shall continue in effect
(i) with respect to a portfolio only so long as the Plan is specifically approved for that portfolio at least annually as provided in the Rule and (ii) only while (a) a majority of the Trustees are not interested persons (as defined in the Act) of the Trust, (b) incumbent disinterested Trustees select and nominate any new disinterested Trustees of the Trust and (c) any person who acts as legal counsel for the disinterested Trustees is an independent legal counsel. Each Plan may be terminated with respect to any portfolio at any time as provided in the Rule.



                               PORTFOLIO BROKERAGE

      Pursuant to the Subadvisory Agreement, the Subadviser is responsible for placing all orders for the purchase and sale of portfolio securities of the portfolio. The Subadviser has no formula for the distribution of the portfolio's brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the portfolio. The cost of securities transactions for the portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

      Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Subadviser will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

      Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the Subadviser will give consideration to a number of factors, including:

      o    price, dealer spread or commission, if any,
      o the reliability, integrity and financial condition of the broker-dealer, o size of the transaction,
      o    difficulty of execution,
      o    brokerage and research services provided, and
      o    confidentiality and anonymity.

      Consideration of these factors by the Subadviser, either in terms of a particular transaction or the Subadviser's overall responsibilities with respect to the portfolio and any other accounts managed by the Subadviser, could result in the portfolio paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

      Soft Dollar Considerations. In selecting brokers and dealers, the Subadviser will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the Subadviser. In placing a purchase or sale order, the Subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the Subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to the Trust and any other accounts managed by the Subadviser. In addition to statistical, quotation, brokerage or valuation services, the Subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the Subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Trust brokerage. The portion not attributable to research will be paid by the Subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A "step-out" is an arrangement by which the Subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.

     The Subadviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for the portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Subadviser in advising various of its clients (including the portfolio), although not all of these services are necessarily useful and of value in managing the portfolio. The management fee paid by a portfolio is not reduced because the Subadviser and its affiliates receive such services.

     As noted above, the Subadviser may purchase new issues of securities for the portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Subadviser with research in addition to selling the securities (at the fixed public offering price) to the portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the portfolio, other Subadviser clients, and the Subadviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:

     o    the value of securities,
     o    the advisability of purchasing or selling securities,
     o the availability of securities or purchasers or sellers of securities, and
     o analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and
          (e) portfolio strategy.

Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analyst. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Subadviser by or through a broker.

     To the extent research services are used by the Subadviser, such services would tend to reduce such party's expenses. However, the Subadviser do not believe that an exact dollar value can be assigned to these services. Research services received by the Subadviser from brokers or dealers executing transactions for the portfolio will also be available for the benefit of other portfolios managed by the Subadviser.

     Allocation of Trades by the Subadviser. The Subadviser manages a number of accounts other than the portfolio. Although investment determinations for the portfolio will be made by the Subadviser independently from the investment determinations made by them for any other account, investments deemed appropriate for the portfolio by the Subadviser may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the portfolios and other accounts. In such circumstances, the Subadviser may determine that orders for the purchase or sale of the same security for the portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Subadviser to be equitable and in the best interests of the portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the portfolio believes that its participation in such transactions on balance will produce better overall results for the portfolio.

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

     Affiliated Underwriting Transactions by the Subadviser. The Trust's portfolios have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a portfolio may purchase securities that are offered in underwritings in which an affiliate of the Subadviser participate. These procedures prohibit a portfolio from directly or indirectly benefiting a Subadviser affiliate in connection with such underwritings. In addition, for underwritings where a Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the portfolios could purchase.

                        PURCHASE AND REDEMPTION OF SHARES

     The Trust will redeem all full and fractional portfolio shares for cash at the net asset value per share of each portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

     o trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;
     o an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or
     o the SEC by order so permits for the protection of security holders of the Trust.

                        DETERMINATION OF NET ASSET VALUE

     The following supplements the discussion of the valuation of portfolio assets set forth in the Prospectus under "Purchase and Redemption of Shares."

     Except for the types of securities described below, securities held by the portfolio will be valued as follows:

     o Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices.
     o Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the New York Stock Exchange.
     o Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.

     Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.

     Debt Instruments with Remaining Maturities of 60 Days or less; All Instruments Held by the Money Market Trust. Debt instruments with a remaining maturity of 60 days or less held by the portfolio will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation). After the initial valuation, the portfolio assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.


                POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the Trust to provide Nonpublic Information (as defined below) regarding Trust portfolio holdings to Nonaffiliated Persons (as defined below) of the Trust only in the limited circumstances noted below. It is also the policy of the Trust only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons (as defined below), on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trust considers Nonpublic Information regarding Trust portfolio holdings to be confidential and the intent of the Trust's policy regarding disclosure of portfolio holdings is to guard against selective disclosure of such information in a manner that could disadvantage Trust

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shareholders.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on the website listed below or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q

"Affiliated Persons" are persons affiliated with: (a) the Trust, (b) the Trust's investment adviser or principal underwriter or any affiliate of either entity,
(c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser,
(e) the Trust's custodian and (e) the Trust's certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Disclosure of Portfolio Holdings to Nonaffiliated Persons

Subject to the pre-approval of the Trust's Chief Compliance Officer, the Trust, its adviser, principal underwriter or any of its subadvisers (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

     1. Rating Organizations

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

     2. Vestek (Thompson Financial)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

     3. Proxy Voting Services

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

     4. Computer Software

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

     5. Courts and Regulators

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the adviser, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

     6. Other Persons

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust.

The Trust generally requires that each such other person or entity execute a written agreement requiring such person/entity to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, the Trust may grant exemptions to such requirement on a case by case basis. In such case, disclosure of Nonpublic Information

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
will be approved if the conditions stated above are met.

The CCO shall report to Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

Disclosure of Portfolio Holdings to Affiliated Persons

     The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons other than those listed below under "Pre-Approved Affiliated Persons" ("Other Affiliated Persons") and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed below under "Pre-Approved Affiliated Persons" have been exempt from such pre-approval. In the case of persons listed in II, III and IV in this section, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

     In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any other Affiliated Persons the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The Trust generally requires that any Other Affiliated Persons execute a written agreement requiring such person to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, there may be certain circumstances where such an agreement is not required. In such case, disclosure of Nonpublic Information will be approved if the conditions stated above are met.

Receipt of Compensation

Neither the Trust, the Trust's Adviser, the Trust's subadvisers nor any of their affiliates may receive compensation or other consideration in connection with the release to any person of Nonpublic Information regarding Trust portfolio holdings. Neither the Trust, the Trust's Adviser, the Trust's subadvisers nor any of their affiliates will release Nonpublic Information to any person if such entity has knowledge that such person has received, is receiving or will receive compensation or other consideration in connection with the release of Nonpublic Information regarding Trust portfolio holdings.

Resolution of Conflicts of Interest

If the Trust or its adviser or principal underwriter or any of its subadvisers (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will not be harmful to the Trust.

Posting of Trust Portfolio Holdings on a Website

If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

     1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. calendar quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);
     2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and
     3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

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
Trust Portfolio Holdings Currently Posted on a Website

     In addition, the ten largest holdings of each Trust portfolio will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain the portfolio's entire portfolio holdings as of the applicable calendar quarter end.

 http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx


Changes in Policy

Any material changes to the policy regarding disclosure of Nonpublic Information Regarding Trust portfolio holdings must be approved by the Trust Board of Trustees.

Reports to the Trust's Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Trust Board of Trustees.

Applicability of Policy to the Trust's Adviser and Subadvisers

This policy shall apply to the Trust's Adviser and each of its subadvisers.


Pre-Approved Affiliated Persons

Employees* of John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trust, the Adviser or the Distributor.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to the Trust.

III. Employees* of the Trust's custodian who provide services to the Trust.

IV. Employees* and partners of the Trust's certified public accounting firm who provide services to the Trust.

*Includes temporary employees



                            SHAREHOLDERS OF THE TRUST

The Trust currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies affiliated with Manulife Financial, the ultimate controlling parent of the Adviser.

     Entities Eligible to Be Shareholders of the Trust. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, shares of the Trust may be purchased only by the following eligible shareholders:

     (a) separate accounts of the insurance companies affiliated with Manulife Financial (the "Manulife Insurance Companies") and other insurance companies;
     (b)  the Manulife Insurance Companies and certain of their affiliates; and
     (c)  any trustee of a qualified pension or retirement plan.

Voting of Shares by the Insurance Companies and the Trust. The Manulife Insurance Companies have the right to vote upon matters that may be voted upon at any Trust shareholders' meeting. These companies will vote all shares of the portfolios of the Trust issued to them in proportion to the timely voting instructions received from owners of variable contracts participating in the separate accounts of such companies that are registered under the 1940 Act ("Contract

Owner Instructions").

Mixed Funding. Shares of the Trust may be sold to the Trust Shareholders described above. The Trust currently does not foresee any disadvantages to any Trust Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, the Trust's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a Trust Shareholder from investing in the Trust.




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                            ORGANIZATION OF THE TRUST

Organization of the Trust. The Trust was originally organized on August 3, 1984 as "NASL Series Fund, Inc." (the "Fund"), a Maryland corporation. Effective December 31, 1988, the Fund was reorganized as a Massachusetts business trust. Pursuant to such reorganization, the Trust assumed all the assets and liabilities of the Fund and carried on its business and operations with the same investment management arrangements as were in effect for the Fund at the time of the reorganization. The assets and liabilities of each of the Fund's separate portfolios were assumed by the corresponding portfolios of the Trust.

Classification. The Trust is a no-load, open-end management investment company registered with the SEC under the 1940 Act.

     Powers of the Trustees of the Trust. Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Trustees.

     The Declaration of Trust authorizes the Trustees of the Trust without shareholder approval to do the following:

     o Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share,
     o Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof,
     o Issue additional series of shares or separate classes of existing series of shares,
     o Approve portfolio mergers, to the extent consistent with applicable laws, and
     o    Designate a class of shares of a portfolio as a separate portfolio.

     Shares of the Trust. The shares of the portfolio, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each portfolio have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that portfolio. Holders of shares of any portfolio are entitled to redeem their shares as set forth under "Purchase and Redemption of Shares."

     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective portfolio and upon liquidation in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular portfolio will be allocated in the manner determined by the Trustees. Accrued liabilities which are not clearly allocable to one or more portfolios will also be allocated among the portfolios in the manner determined by the Trustees.

     Shareholder Voting. Shareholders of each portfolio of the Trust are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the portfolio. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular portfolio are entitled to vote on matters determined by the Trustees to affect only the interests of that portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of the Trust may not be binding on a portfolio whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of the Trust do not have cumulative voting rights, which means that the holders of more than 50% of the Trust's shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.

     Shareholder Liability. Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Trust portfolio for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon, but only out of the property of the affected portfolio. Thus, the

                                       53
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risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular portfolio would be unable to meet its obligations.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a portfolio and its shareholders. It is based on current federal income tax laws which may be changed by legislative, judicial or administrative action, possibly with retroactive effect. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

Since the portfolio's shareholders are the principally (i) life insurance companies whose separate accounts invest in the portfolios for purposes of funding variable annuity and variable life insurance contracts and (ii) trustees of qualified pension and retirement plans, no discussion is included herein as to the U.S. Federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to the portfolio. For information concerning the U.S. Federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this Statement of Additional Information in light of their particular tax situations.

The Trust believes that the portfolio will qualify as a regulated investment company under Subchapter M of the Code. If any portfolio of the Trust does not qualify as a regulated investment company, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, te portfolio will not be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

     The portfolio will be subject to a non-deductible 4% excise tax to the extent that the portfolio does not distribute by the end of each calendar year
(a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by the portfolio that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, the portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

To qualify as a regulated investment company, the portfolio must, among other things, derive its income from certain sources. Specifically, in each taxable year a portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies.

To qualify as a regulated investment company, the portfolio must also satisfy certain requirements with respect to the diversification of its assets. The portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the portfolio nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the portfolio's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

On December 16, 2005, the Internal Revenue Service issued a revenue ruling that would cause certain income from commodity-linked derivatives in which certain portfolios invest to not be considered qualifying income after June 30, 2006 for purposes of the 90% test described in the preceding paragraph. This revenue ruling limits the extent to which the portfolio may receive income from such-commodity-linked derivatives after June 30, 2006 to a maximum of 10% of its gross income.

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
Because the Trust complies with the ownership restriction of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no
direct ownership by the public), the Trust expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends and expects to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

The portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the portfolio, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the portfolio elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a portfolio, such portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

The portfolio may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see "HEDGING AND OTHER STRATEGIC TRANSACTIONS"). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the portfolio and defer recognition of certain of the portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. The portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

When investing in foreign securities or currencies, the portfolio may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a portfolio purchases shares in a "passive foreign investment company" (a "PFIC"), the portfolio may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the portfolio in respect of deferred taxes arising from such distributions or gains. If the portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the portfolio. Alternatively, the portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

Additional Tax Considerations. If the portfolio failed to qualify as a regulated investment company, (i) owners of contracts based on the portfolio would be treated as owning contract based solely on shares of the portfolio (rather than on their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (ii) the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadviser and it is intended that the portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadviser might otherwise believe to be desirable.

Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

                                    CUSTODIAN

State Street Bank and Trust Company, ("State Street") 225 Franklin Street, Boston, Massachusetts 02110, currently acts as custodian and bookkeeping agent of all the Trust assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

                                 CODE OF ETHICS

The Trust, the Adviser, the Distributor and the Subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by the Trust.

                              PROXY VOTING POLICIES

The proxy voting policies of the Trust and the Subadviser are set forth in Appendix III.

                      MANAGEMENT OF OTHER PORTFOLIOS BY THE
                               ADVISER/SUBADVISER

The portfolio of the Trust described this Statement of Additional is not a retail mutual fund and is only available under variable annuity contracts or variable life policies, through participation in tax qualified retirement plans or to certain permitted entities. Although the portfolio's investment adviser or Subadviser may manage retail mutual funds with similar names and investment objectives, no representation is made, and no assurance is given, that the portfolio's investment results will be comparable to the investment results of any other fund, including other funds with the same investment adviser or subadviser. Past performance is no guarantee of future results.

                                   APPENDIX I

DEBT SECURITY RATINGS

Standard & Poor's Ratings Group ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."

Bonds:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC
  -CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Investors Service, Inc. ("Moody's")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

                                   Appendix II
      Information Regarding Portfolio Managers of the Mid Cap Equity Trust


                      JP Morgan Investment Management Inc.


Information as of June 30, 2006

--------------------------------------------------------------------------------------------------------------
 Mid Cap Equity Trust ("Fund")
J.P. Morgan Investment Management Inc. (the "Subadviser")
--------------------------------------------------------------------------------------------------------------
(a)(1) Identify portfolio           (a)(2) For each person identified in column (a)(1), provide
manager(s) of the                   number of other accounts managed by the person within each
Subadviser to be named              category below and the total assets in the accounts managed
in the Fund prospectus              within each category below
                                    --------------------------------------------------------------------------
                                    Registered               Other Pooled             Other Accounts
                                    Investment               Investment
                                    Companies                Vehicles
                                    --------------------------------------------------------------------------
                                    Number     Total         Number     Total         Number     Total
                                    of         Assets        of         Assets        of         Assets
                                    Accounts  (in millions)  Accounts  (in millions)  Accounts  (in millions)
--------------------------------------------------------------------------------------------------------------
Silvio Tarca                        10        7053.00        6          5723.00       13         424.50
--------------------------------------------------------------------------------------------------------------
Jason Alonzo                        10        7053.00        6          5723.00       13         424.50

--------------------------------------------------------------------------------------------------------------
Robert Weller                       10        7053.00        6          5723.00       13         424.50

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     (a)(3) For each of the categories in column (a)(2), provide number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

--------------------------------------------------------------------------------
     Registered                Other Pooled                Other Accounts
     Investment                Investment Vehicles
     Companies
--------------------------------------------------------------------------------
     Number of   Total Assets  Number       Total Assets   Number     Total
     Accounts                  of                          of         Assets
                               Accounts                    Accounts

--------------------------------------------------------------------------------
     N/A         N/A           N/A          N/A            N/A        N/A
--------------------------------------------------------------------------------
     N/A         N/A           N/A          N/A            N/A        N/A

--------------------------------------------------------------------------------
     N/A         N/A           N/A          N/A            N/A        N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. Potential Conflicts

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing J.P. Morgan Investment Management Inc. (JP Morgan)'s and its affiliates clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JP Morgan's or its affiliate's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts it manages to participate in an offering to increase JP Morgan's or its affiliates' overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. It should be recognized that such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account's objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients, JP Morgan and its affiliates have have policies and procedures designed to manage the conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan's Codes of Ethics and JPMC's Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JP Morgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempts to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.


(b) Portfolio Manager Compensation

J.P. Morgan Investment Management Inc. (JP Morgan)'s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JP Morgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Subadviser or its affiliates. When these deferred amounts vest, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.


(c) Ownership of Securities of the Mid Cap Equity Trust

---------------------------------------------------------------------------------------------------------------------
Portfolio          None     $1-        $10,001-      $50,001-     $100,001-      $500,001 -     over
Manager                     $10,000    $50,000       $100,000     $500,000       $1,000,000     $1,000,000
---------------------------------------------------------------------------------------------------------------------
Silvio Tarca                N/A        N/A           N/A          N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------------
Jason Alonzo                N/A        N/A           N/A          N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------------
Robert Weller               N/A        N/A           N/A          N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------------

                                  Appendix III

                              Proxy Voting Policies
                               John Hancock Trust
                       JP Morgan Investment Management Inc
                       Applicable to Mid Cap Equity Trust

                                                      Adopted September 25, 2003

                               John Hancock Trust
                   (formerly, Manufacturers Investment Trust)
                      Proxy Voting Policies and Procedures

                                Table of Contents

I.   Delegation of Proxy Voting to Subadvisers

     A. Delegation
     B. Proxy Voting Policies and Procedures
     C. Underlying Funds

II.  Material Conflicts of Interest

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures

A. Disclosure of Procedures in the Statement of Additional Information of the Trust
B.   Disclosure in Annual and Semi-Annual Report
C.   Filing of Proxy Voting Record on Form N-PX

IV.  Annual Renewal of Proxy Voting Policies and Procedures

                                      * * *

I.   Delegation of Proxy Voting to Subadvisers

A.   Delegation

     The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

B.   Proxy Voting Procedures

     Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

C.   Underlying Funds

     With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.

II.  Material Conflicts of Interest

     If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies.

     If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures

A. Disclosure of Policies and Procedures in the Statement of Additional Information

     The Trust shall disclose in its Statement of Additional Information a summary of its Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trust may instead include the actual Subadviser Proxy Voting Procedures in the Statement of Additional Information.)

B.   Disclosure in Annual and Semi-Annual Report

     The Trust shall disclose in its annual and semi-annual shareholder reports that:

     (a) a description of the Trust's proxy voting policies and procedures and
     (b) the Trust's proxy voting record for the most recent 12 month period ending June 30th, are available:

     1. on the SEC's website, and
     2. without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

II.  Filing of Proxy Voting Record on Form N-PX

     The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

III. Annual Approval of Proxy Voting Procedures

     The Trust's proxy voting policies and procedures shall be re-approved by the Trust's Board of Trustees at least annually.

JPMorgan logo
Asset Management








                               Global Proxy Voting
                            Procedures and Guidelines


                                  2006 Edition

                                  April 1, 2006











                 JPMorgan Asset Management Corporate Governance         Page 1

                            Table of Contents- Global


Part I:   JPMorgan Asset Management Global Proxy-Voting Procedures

          A.   Objective.......................................................3
          B.   Proxy Committee.................................................3
          C.   The Proxy Voting Process......................................3-4
          D.   Material Conflicts of Interest..................................5
          E.   Escalation of Material Conflicts of Interest....................5
          F.   Recordkeeping...................................................6
               Exhibit A.......................................................6



Part II:  JPMorgan Asset Management Global Proxy-Voting Guidelines

          A.   North America................................................8-21
               Table of Contents............................................9-10
               Guidelines..................................................11-21

          B.   Europe, Middle East, Africa, Central America
               and South America...........................................22-33
               Table of Contents..............................................23
               Guidelines..................................................24-33

          C.   Asia (ex-Japan).............................................34-42
               Table of Contents..............................................35
               Guidelines..................................................36-42


          D.   Japan.......................................................43-44








                 JPMorgan Asset Management Corporate Governance         Page 2

Part I:   JPMorgan Asset Management Global Proxy Voting Procedures
          --------------------------------------------------------

A.   Objective

     As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a "JPMAM Entity" and collectively as "JPMAM") may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMAM's objective is to vote proxies in the best interests of its clients. To further that objective, JPMAM adopted these Procedures. (1)

     These Procedures incorporate detailed guidelines for voting proxies on specific types of issues (the "Guidelines"). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMAM may not always vote proxies in accordance with the Guidelines.

B.   Proxy Committee

     To oversee the proxy-voting process on an ongoing basis, a Proxy Committee will be established for each global location where proxy-voting decisions are made. Each Proxy Committee will be composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The ProxyCommittee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.

C.   The Proxy Voting Process (2)

     JPMAM investment professionals monitor the corporate actions of the companies held in their clients' portfolios. To assist JPMAM investment professionals with public companies' proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service ("Independent Voting Service"). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service's analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below).

     _______________________
     (1) Proxies for the JPMorgan Value Opportunities Fund are voted in accordance with the Washington Management Group's proxy voting policies and not the policies of JPMAM. The JPMorgan Multi-Manager Funds vote proxies in accordance with the voting policies of each of the Managers, as applicable, and not the policies of JPMAM, except, to the extent the JPMAM policies apply to the JPMorgan Multi-Manager Small Cap Value Fund. The Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavorial Value Fund, and the UM Small Cap Growth Fund vote proxies in accordance with the voting policies of their subadvisers and not the policies of JPMAM.

     (2) The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.


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

C.   The Proxy Voting Process - Continued

     Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

     Each  JPMAM  Entity  appoints  a  JPMAM  professional  to  act  as a  proxy administrator ("Proxy Administrator") for each global location of such entity where proxy-voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service's recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, "Overrides"); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

     In the event investment professionals are charged with recommending how to vote the proxies, the Proxy Administrator's duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.


     In the event a JPMAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification ("Certification") which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase ("JPMC") Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMAM'S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients' interests.


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

D.   Material Conflicts of Interest

     The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser's interests and those of its clients. To address such material potential conflicts of interest, JPMAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMAM's investment processes and decisions, including proxy-voting decisions, and to protect JPMAM's decisions from influences that could lead to a vote other than in its clients' best interests, JPMC (including JPMAM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC's securities, lending, investment banking and other divisions to JPMAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMAM's predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.

     Examples of such material conflicts of interest that could arise include circumstances in which: (i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM's relationship with such company and materially impact JPMAM's business; or (ii) a personal relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM's voting decision.

E.   Escalation of Material Conflicts of Interest

     When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with a subgroup of the Proxy Committee, will evaluate the potential conflict and determine whether an actual material conflict of interest exists. That subgroup shall include a Proxy Committee member from the Investment Department and one or more Proxy Committee members from the Legal, Compliance or Risk Management Departments. In the event that the Proxy Administrator and the subgroup of the Proxy Committee determine that an actual material conflict of interest exists, they shall make a recommendation on how the relevant JPMAM Entity shall vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.

     Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action:
     o    removing certain JPMAM personnel from the proxy voting process;
     o "walling off" personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
     o voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or
     o deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

     The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMAM acted in the best interests of its clients.


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

F.   Recordkeeping

     JPMAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:

     o    a copy of the JPMAM Proxy Voting Procedures and Guidelines;
     o    a copy of each proxy statement received on behalf of JPMAM clients;
     o    a record of each vote cast on behalf of JPMAM client holdings;
     o a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;
     o a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and
     o a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.

     It should be noted that JPMAM reserves the right to use the services of the
     Independent   Voting  Service  to  maintain  certain  required  records  in accordance with all applicable regulations.


                                    Exhibit A
                                    ---------

     JPMorgan High Yield Partners LLC
     JPMorgan Investment Advisors Inc.
     Bank One Trust Company, NA
     JPMorgan Chase Bank , NA
     J.P. Morgan Asset Management (London) Limited
     J.P. Morgan Asset Management (UK) Limited
     J.P. Morgan Investment Management Inc.
     J.P. Morgan Investment Management Limited
     JF Asset Management Limited
     JF Asset Management (Singapore) Limited
     JF International Management Inc.
     Pacholder & Company, LLC
     Security Capital Research & Management Incorporated


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

Part II: Proxy Voting Guidelines
--------------------------------


JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.

JMPFAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.




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Part II.A: North America Proxy Voting
-------------------------------------























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

Part II.A: North America Guidelines Table of Contents
-----------------------------------------------------

1.   Uncontested Director Elections...........................................11

2.   Proxy Contests...........................................................11
     a.   Election of Directors...............................................11
     b.   Reimburse Proxy Solicitation Expenses...............................11

3.   Ratification of Auditors.................................................11

4.   Proxy Contest Defenses................................................12-13
     a.   Board Structure: Staggered vs. Annual Elections.....................12
     b.   Shareholder Ability to Remove Directors.............................12
     c.   Cumulative Voting...................................................12
     d.   Shareholder Ability to Call Special Meeting.........................13
     e.   Shareholder Ability to Act by Written Consent.......................13
     f.   Shareholder Ability to Alter the Size of the Board..................13

5.   Tender Offer Defenses.................................................13-14
     a.   Poison Pills........................................................13
     b.   Fair Price Provisions...............................................13
     c.   Greenmail...........................................................13
     d.   Unequal Voting Rights...............................................13
     e.   Supermajority Shareholder Vote Requirement to Amend Charter
          or Bylaws...........................................................13
     f.   Supermajority Shareholder Vote Requirement to Approve Mergers.......14

6.   Miscellaneous Board Provisions........................................14-15
     a.   Separate Chairman and CEO Positions.................................14
     b.   Lead Directors and Executive Sessions...............................14
     c.   Majority of Independent Directors...................................14
     d.   Stock Ownership Requirements........................................14
     e.   Term of Office......................................................15
     f.   Director and Officer Indemnification and Liability Protection.......15
     g.   Board Size..........................................................15
     h.   Majority Vote Standard..............................................15

7.   Miscellaneous Governance Provisions...................................15-16
     a.   Independent Nominating Committee....................................15
     b.   Confidential Voting.................................................15
     c.   Equal Access........................................................15
     d.   Bundled Proposals...................................................15
     e.   Charitable Contributions............................................15
     f.   Date/Location of Meeting............................................15
     g.   Include Nonmanagement Employees on Board............................16
     h.   Adjourn Meeting if Votes are Insufficient...........................16
     i.   Other Business......................................................16
     j.   Disclosure of Shareholder Proponents................................16

8.   Capital Structure.....................................................16-17
     a.   Common Stock Authorization..........................................16
     b.   Stock Distributions: Splits and Dividends...........................16
     c.   Reverse Stock Splits................................................16
     d.   Blank Check Preferred Authorization.................................16
     e.   Shareholder Proposals Regarding Blank Check Preferred Stock.........16
     f.   Adjustments to Par Value of Common Stock............................16
     g.   Restructurings/Recapitalizations....................................17
     h.   Share Repurchase Programs...........................................17
     i.   Targeted Share Placements...........................................17

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

Part II.A: North America Guidelines Table of Contents
-----------------------------------------------------

9.   Executive and Director Compensation...................................17-18
     a.   Stock-based Incentive Plans......................................17-18
     b.   Approval of Cash or Cash-and-Stock Bonus Plans......................18
     c.   Shareholder Proposals to Limit Executive and Director Pay...........18
     d.   Golden and Tin Parachutes...........................................18
     e.   401(k) Employee Benefit Plans.......................................18
     f.   Employee Stock Purchase Plans.......................................18
     g.   Option Expensing....................................................18
     h.   Option Repricing....................................................18
     i.   Stock Holding Periods...............................................18

10.  Incorporation............................................................19
     a.   Reincorporation Outside of the United States........................19
     b.   Voting on State Takeover Statutes...................................19
     c.   Voting on Reincorporation Proposals.................................19

11.  Mergers and Corporate Restructurings.....................................19
     a.   Mergers and Acquisitions............................................19
     b.   Nonfinancial Effects of a Merger or Acquisition.....................19
     c.   Corporate Restructuring.............................................19
     d.   Spin-offs...........................................................19
     e.   Asset Sales.........................................................19
     f.   Liquidations........................................................19
     g.   Appraisal Rights....................................................19
     h.   Changing Corporate Name.............................................19

12.  Social and Environmental Issues.......................................19-20
     a.   Energy and Environment..............................................19
     b.   Northern Ireland....................................................20
     c.   Military Business...................................................20
     d.   International Labor Organization Code of Conduct....................20
     e.   Promote Human Rights in China, Nigeria, and Burma...................20
     f.   World Debt Crisis...................................................20
     g.   Equal Employment Opportunity and Discrimination.....................20
     h.   Animal Rights.......................................................20
     i.   Product Integrity and Marketing.....................................20
     j.   Human Resources Issues..............................................20
     k.   Link Executive Pay with Social and/or Environmental Criteria........20

13.  Foreign Proxies..........................................................21

14.  Pre-Solicitation Contact.................................................21

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

Part II.A: North America Guidelines

1.   Uncontested Director Elections
     Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:

     1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences; or

     2) implement or renew a dead-hand or modified dead-hand poison pill; or adopted or renewed apoison pill without shareholder approval since the company's last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption.

     3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees; or

     4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or ii) majority of the votes cast for two consecutive years; or

     5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or

     6) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent; or

     7) WITHHOLDING from directors who are CEOs of publicly-traded companies who serve on more than three public boards and all other directors who serve on more than six public company boards.

     8) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a -
     Stock-Based   Incentive  Plans,   last  paragraph).   WITHHOLD  votes  from
     compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.

     9)WITHHOLD votes from audit committee members in circumstances in which there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company's internal controls.

     Special attention will be paid to companies that display a chronic lack of shareholder accountability.

2.   Proxy Contests
     2a.  Election of Directors
     Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

     2b.  Reimburse Proxy Solicitation Expenses
     Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

3.   Ratification of Auditors
     Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

     Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

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

     Vote case-by-case on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.










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

4.   Proxy Contest Defenses
     4a.  Board Structure: Staggered vs. Annual Elections
     Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company's governing documents contain each of the following provisions:

     1) Majority of board composed of independent directors,

     2) Nominating committee composed solely of independent directors,

     3) Do not require more than a two-thirds shareholders' vote to remove a director, revise any bylaw or revise any classified board provision,

     4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

     5) Ability of shareholders to call special meeting or to act by written consent with 90 days' notice,

     6) Absence of superior voting rights for one or more classes of stock,

     7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

     8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

     4b.  Shareholder Ability to Remove Directors
     Vote against proposals that provide that directors may be removed only for cause.

     Vote for proposals to restore shareholder ability to remove directors with or without cause.

     Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     Vote for proposals that permit shareholders to elect directors to fill board vacancies.

     4c.  Cumulative Voting
     Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company's governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:

     1) Annually elected board,

     2) Majority of board composed of independent directors,

     3) Nominating committee composed solely of independent directors,

     4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

     5) Ability of shareholders to call special meeting or to act by written consent with 90 days' notice,

     6) Absence of superior voting rights for one or more classes of stock,

     7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

     8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead- hand poison pill).

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                                       78

     4d.  Shareholder Ability to Call Special Meeting
     Vote against proposals to restrict or prohibit shareholder ability to call special meetings. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting.

     Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     4e.  Shareholder Ability to Act by Written Consent
     We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders' meeting and matters to be discussed therein seems a reasonable protection of minority shareholder rights.

     We generally vote against proposals to allow or facilitate shareholder action by written consent.

     4f.  Shareholder Ability to Alter the Size of the Board
     Vote for proposals that seek to fix the size of the board.

     Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

5.   Tender Offer Defenses
     5a.  Poison Pills
     Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     Review on a case-by-case basis shareholder proposals to redeem a company's poison pill. Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

     Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

     5b.  Fair Price Provisions
     Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

     Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

     5c.  Greenmail
     Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

     5d.  Unequal Voting Rights
     Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

     Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

     5e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

     Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     5f.  Supermajority Shareholder Vote Requirement to Approve Mergers
     Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

     Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

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6.   Miscellaneous Board Provisions
     6a. Separate Chairman and CEO Positions
     We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:

     o Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:

         (1) Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

         (2) Serves as liaison between the chairman and the independent directors,

         (3) Approves information sent to the board,

         (4) Approves meeting agendas for the board,

         (5) Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items,

         (6) Has the authority to call meetings of the independent directors, and

         (7) If requested by major shareholders, ensures that he is available for consultation and direct communication;

     o   2/3 of independent board;

     o   All-independent key committees;

     o   Committee chairpersons nominated by the independent directors;

     o CEO performance is reviewed annually by a committee of outside directors; and

     o   Established governance guidelines.

         Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers.

     6b.  Lead Directors and Executive Sessions
     In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a "lead" (non-insider) director and for regular "executive" sessions (board meetings taking place without the CEO/Chairman present).

     6c.  Majority of Independent Directors
     We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

     Vote  for  shareholder   proposals   requesting  that  the  board's  audit,
     compensation, and/or nominating committees include independent directors exclusively.

     Generally vote for shareholder proposals asking for a 2/3 independent board.

     6d.  Stock Ownership Requirements
     Vote for shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.

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     6e.  Term of Office
     Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

     6f. Director and Officer Indemnification and Liability Protection Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

     Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the duty of care.

     Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

     Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company's best interests, and (2) the director's legal expenses would be covered.

     6g.  Board Size
     Vote for proposals to limit the size of the board to 15 members.

     6h.  Majority Vote Standard
     We would generally vote for proposals asking for the board to initiate the appropriate process to amend the company's governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

7.   Miscellaneous Governance Provisions
     7a.  Independent Nominating Committee
     Vote for the creation of an independent nominating committee.

     7b.  Confidential Voting
     Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

     Vote for management proposals to adopt confidential voting.

     7c.  Equal Access
     Vote for shareholder proposals that would give significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

     7d.  Bundled Proposals
     Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

     7e.  Charitable Contributions
     Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

     7f.  Date/Location of Meeting
     Vote against shareholder proposals to change the date or location of the shareholders' meeting. No one site will meet the needs of all shareholders.

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     7g.  Include Nonmanagement Employees on Board
     Vote against shareholder proposals to include nonmanagement employees on the board. Constituency representation on the board is not supported, rather decisions are based on director qualifications.

     7h.  Adjourn Meeting if Votes are Insufficient
     Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

     7i.  Other Business
     Vote for proposals allowing shareholders to bring up "other matters" at shareholder meetings.

     7j.  Disclosure of Shareholder Proponents
     Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

8.   Capital Structure
     8a.  Common Stock Authorization
     Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

     Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

     8b.  Stock Distributions: Splits and Dividends
     Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance as measured by total shareholder returns.

     8c.  Reverse Stock Splits
     Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company's industry and performance in terms of shareholder returns.

     Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

     8d.  Blank Check Preferred Authorization
     Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

     Vote for proposals to create "blank check" preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

     Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

     Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance as measured by total shareholder returns.

     8e.  Shareholder Proposals Regarding Blank Check Preferred Stock
     Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

     8f.  Adjustments to Par Value of Common Stock
     Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent.

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     8g.  Restructurings/Recapitalizations
     Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. Consider the following issues:

     Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

     Change in Control--Will the transaction result in a change in control of the company?

     Bankruptcy--Generally,    approve    proposals   that    facilitate    debt
     restructurings unless there areclear signs of self-dealing or other abuses.

     8h.  Share Repurchase Programs
     Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     8i.  Targeted Share Placements
     These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9.   Executive and Director Compensation
     9a.  Stock-based Incentive Plans
     Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company's outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock's fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power.

     Once the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. To determine allowable caps, companies are categorized according to standard industry code (SIC) groups. Top quartile performers for each group are identified on the basis of five-year total shareholder returns. Industry-specific cap equations are developed using regression analysis to determine those variables that have the strongest correlation to shareholder value transfer. Industry equations are used to determine a company-specific allowable cap; this is accomplished by plugging company specific data into the appropriate industry equation to reflect size, performance, and levels of cash compensation.

     Votes are primarily determined by this quantitative analysis. If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote-- even in cases where the plan cost is considered acceptable based on the quantitative analysis.

     We vote against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by JPMAM). JPMAM defines high average three-year burn rate as the following: the company's most recent three-year burn rate exceeds one standard deviation by Russell 3000 index and non-Russell 3000 index; the company's most recent three-year burn rate exceeds two percent of common shares outstanding.

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     9a.  Stock-based Incentive Plans - Continued
     For companies in the Russell 3000 we will generally vote against a plan when there is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.

     9b.  Approval of Cash or Cash-and-Stock Bonus Plans
     Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

     9c.  Shareholder Proposals to Limit Executive and Director Pay
     Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

     Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

     Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.

     9d.  Golden and Tin Parachutes
     Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.

     9e.  401(k) Employee Benefit Plans
     Vote for proposals to implement a 401(k) savings plan for employees.

     9f.  Employee Stock Purchase Plans
     Vote for qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.

     Vote for nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee's contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution

     9g.  Option Expensing
     Generally, vote for shareholder proposals to expense fixed-price options.

     9h.  Option Repricing
     In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.

     9i.  Stock Holding Periods
     Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

     9j.  Transferable Stock Options
     Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

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10.  Incorporation
     10a. Reincorporation Outside of the United States
     Generally speaking, we will vote against companies looking to reincorporate outside of the U.S.

     10b. Voting on State Takeover Statutes
     Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

     10c. Voting on Reincorporation Proposals
     Proposals to change a company's state of incorporation should be examined on a case-by-case basis. Review management's rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11.  Mergers and Corporate Restructurings
     11a. Mergers and Acquisitions
     Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

     11b. Nonfinancial Effects of a Merger or Acquisition
     Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors' fiduciary duty to base decisions solely on the financial interests of the shareholders.

     11c. Corporate Restructuring
     Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, "going private" proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

     11d. Spin-offs
     Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     11e. Asset Sales
     Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

     11f. Liquidations
     Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     11g. Appraisal Rights
     Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

     11h. Changing Corporate Name
     Vote for changing the corporate name.

12.  Social and Environmental Issues
     12a. Energy and Environment
     Vote case-by-case on proposals that request companies to subscribe to the CERES Principles.

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Vote for  proposals  that request  companies to outline  their  preparedness  to comply with the Kyoto Protocol. Vote case-by-case on disclosure reports that seek additional information.


12b. Northern Ireland
     Vote case-by-case on proposals pertaining to the MacBride Principles.

     Vote case-by-case on disclosure reports that seek additional information about progress being made toward eliminating employment discrimination.

     12c. Military Business
     Vote case-by-case on defense issue proposals.

     Vote case-by-case on disclosure reports that seek additional information on military-related operations.

     12d. International Labor Organization Code of Conduct
     Vote case-by-case on proposals to endorse international labor organization code of conducts.

     Vote case-by-case on disclosure reports that seek additional information on company activities in this area.

     12e. Promote Human Rights in China, Nigeria, the Sudan and Burma
     Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, the Sudan and Burma.

     Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.

     12f. World Debt Crisis
     Vote case-by-case on proposals dealing with third world debt.

     Vote case-by-case on disclosure reports regarding company activities with respect to third world debt.

     12g. Equal Employment Opportunity and Discrimination
     Vote case-by-case on proposals regarding equal employment opportunities and discrimination.

     Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.

     12h. Animal Rights
     Vote case-by-case on proposals that deal with animal rights.

     12i. Product Integrity and Marketing
     Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.

     Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.

     12j. Human Resources Issues
     Vote case-by-case on proposals regarding human resources issues.

     Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.

     12k. Link Executive Pay with Social and/or Environmental Criteria
     Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.

     Vote case-by-case on disclosure reports that seek additional information regarding this issue.

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13.  Foreign Proxies
     Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committee located in London. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department. It is chaired by a Managing Director of the Firm. A copy of our policy for voting international proxies can be provided upon request.

14.  Pre-Solicitation Contact
     From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

     What is material non-public information?
     The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor's decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:
     o    a pending acquisition or sale of a substantial business;
     o financial results that are better or worse than recent trends would lead one to expect;
     o    major management changes;
     o    an increase or decrease in dividends;
     o calls or redemptions or other purchases of its securities by the company;
     o    a stock split, dividend or other recapitalization; or
     o financial projections prepared by the Company or the Company's representatives.

     What is pre-solicitation contact?
     Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., "How do you feel about dual classes of stock?", to very specific inquiries, e.g., "Here's a term sheet for our restructuring. Will you vote to approve this?"

     Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.

     It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.

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Part II.B: Europe, Middle East, Africa, Central America and
           South America Proxy Voting























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Part II.B: Europe, Middle East, Africa, Central America and
           South America Guidelines Table of Contents

1.   Reports & Accounts.......................................................24
     a.   Annual Report.......................................................24
     b.   Remuneration Report.................................................24

2.   Dividends................................................................24

3.   Auditors.................................................................24
     a.   Auditor Independence................................................24
     b.   Auditor Remuneration................................................24

4.   Boards...............................................................25-26
     a.   Chairman & CEO.....................................................25
     b.   Board Structure....................................................25
     c.   Board Size.........................................................25
     d.   Board Independence.................................................25
     e.   Board Committees................................................25-26

5.   Directors ............................................................26-27
     a.   Directors' Contracts................................................26
     b.   Executive Director Remuneration.....................................26
     c.   Director Liability..................................................27
     d.   Directors over 70...................................................27

6.   Non-Executive Directors .................................................27
     a.   Role of Non-Executive Directors.....................................27
     b.   Director Independence...............................................27
     c.   Non-Executive Director Remuneration.................................27
     d.   Multiple Directorships..............................................27
     e.   Investment Trust Directors..........................................27

7.   Issue of Capital.........................................................28
     a.   Issue of Equity.....................................................28
     b.   Issue of Debt.......................................................28
     c.   Share Repurchase Programmes.........................................28

8.   Mergers/Acquisitions.....................................................28

9.   Voting Rights............................................................28

10.  Share Options/Long-Term Incentive Plans (L-TIPs).........................29
     a.   Share Options.......................................................29
     b.   Long-Term Incentive Plans (L-TIPs)..................................29

11.  Others................................................................29-30
     a.   Poison Pills........................................................29
     b.   Composite Resolutions...............................................30
     c.   Social/Environmental Issues.........................................30
     d.   Charitable Issues...................................................30
     e.   Political Issues....................................................30

12.  Activism..............................................................30-32
     a.   Shareholder Activism and Company Engagement.........................30
     b.   Activism Policy..................................................31-32

13.  Sustainability........................................................32-33
     a.   Sustainability Statement............................................32
     b.   Sustainability Policy............................................32-33


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Part II.B: Europe, Middle East, Africa, Central America and
           South America Guidelines

1.   Reports & Accounts
     1a.  Annual Report
     Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, and company accounts should employ Generally Accepted Accounting Practices (GAAP). Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board (IASB).

     The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist. For UK companies, a statement of compliance with the Combined Code should be made, together with detailed explanations regarding any area of non-compliance.

     Legal disclosure varies from market to market. If, in our opinion, a company's standards of disclosure (while meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.

     1b.  Remuneration Report
     The remuneration policy as it relates to senior management should be presented to shareholders as a separate voting item. We would expect the report to contain full details of all aspects of executive directors' emoluments. We will endeavour to engage with the company or seek an explanation regarding any areas of remuneration which fall outside our guidelines and we will abstain or vote against the remuneration report if we feel that the explanation is insufficient.

     See Executive Director Remuneration

2.   Dividends
     Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if the earnings and cash cover are inadequate and we feel that payment of the proposed dividend would prejudice the solvency or future prospects of the company.

3.   Auditors
     3a.  Auditor Independence
     Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JPMF will vote against the appointment or reappointment of auditors who are not perceived as being independent. The length of time both the audit company and the audit partner have served in their capacity with a given company may be a factor in determining independence.

     3b.  Auditor Remuneration
     Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit Committees should keep under review the non-audit fees paid to the auditor, both in relation to the size of the total audit fee and in relation to the company's total expenditure on consultancy, and there should be a mechanism in place to ensure that consultancy work is put out to competitive tender.

     We would oppose non-audit fees consistently  exceeding audit fees, where no
     explanation  was  given  to  shareholders.   Audit  fees  should  never  be
     excessive.

     See Audit Committee

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4.   Boards
     4a.  Chairman & CEO
     The Combined Code states that there should be a clear division of responsibilities at the head of a company, such that no one individual has unfettered powers of decision. JPMF believes that the roles of Chairman and Chief Executive Officer should normally be separate. JPMF will generally vote against combined posts.

     4b.  Board Structure
     JPMF is in favour of unitary boards of the type found in the UK, as opposed to tiered board structures. We agree with the Combined Code, which finds that unitary boards offer flexibility while, with a tiered structure, there is a risk of upper tier directors becoming remote from the business, while lower tier directors become deprived of contact with outsiders of wider experience. No director should be excluded from the requirement to submit him/herself for reelection on a regular basis.

     JPMF will generally vote to encourage the gradual phasing-out of tiered board structures, in favour of unitary boards. However, tiered boards are still very prevalent in markets outside the UK and local market practice will always be taken into account.

     4c.  Board Size
     Boards with more than 20 directors are deemed excessively large, and JPMF will exercise its voting powers in favour of reducing large boards wherever possible.

     4d.  Board Independence
     JPMF believes that a strong independent element to a board is essential to the effective running of a company. The Combined Code states that the calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board's decisions.

     We agree with the ICGN, and the findings of the Higgs Review, that the majority of a board of directors should be independent, especially if the company has a joint Chairman/CEO. However, as a minimum, all boards should have at least three independent non-executive directors, unless the company is of such a size that sustaining such a number would be an excessive burden.

     JPMF will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

     See Non Executive Directors

     4e.  Board Committees
     Where appropriate, boards should delegate key oversight functions to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report.

     (i)  Nomination Committee
          There should be a formal  nomination  process for the  appointment  of
          Directors  with  both  executive  and  non-executive   representation.
          Nomination Committees should be majority-independent.

     (ii) Remuneration Committee
          Boards should appoint Remuneration Committees consisting exclusively of independent non-executive directors, with no personal financial interest in relation to the matters to be decided, other than their fees and their shareholdings. Non-executive directors should have no potential conflicts of interest arising from cross-directorships and no day-to-day involvement in the running of the business. We would oppose the re-election of any non- executive director who, in our view, had failed to exercise sound judgement on remuneration issues.

          Responsibility for the remuneration report (where applicable) should lie with the Remuneration Committee.

          See Remuneration Report

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     4e.   Board Committees - Continued

          (iii) Audit Committee
          An Audit Committee should be established consisting solely of non-executive directors, who should be independent of management. The Committee should include at least one person with appropriate financial qualifications but they should all undergo appropriate training that provides and maintains a reasonable degree of up-to-date financial literacy and there should be written terms of reference which deal clearly with their authority and duties. Formal arrangements should be in place for the Committee to hold regular meetings with external auditors, without executive or staff presence, and they should have an explicit right of unrestricted access to company documents and information. The Committee should have the authority to engage independent advisers where appropriate and also should have responsibility for selecting and recommending to the board, the external auditors to be put forward for appointment by the shareholders in general meeting. The Committee should monitor and review the scope and results of internal audit work on a regular basis. The Committee should be able to give additional assurance about the quality and reliability of financial information used by the board and public financial statements by the company.

5.   Directors
     5a.  Directors' Contracts
     JPMF believes that there is a strong case for directors' contracts being of one year's duration or less. This is in line with the findings of recent UK Government committees as well as the view of the NAPF and ABI. However, JPMF always examines these issues on a case-by-case basis and we are aware that there will occasionally be a case for contracts of a longer duration in exceptional circumstances, in order to secure personnel of the required calibre.

     Generally, we encourage contracts of one year or less and vote accordingly. Unless the Remuneration Committee gives a clearly-argued reason for contracts in excess of one year, we will vote against the re-election of any director who has such a contract, as well as consider the re-election of any director who is a member of the Remuneration Committee.

     Directors' contracts increasingly contain special provisions whereby additional payment becomes due in the event of a change of control. We agree with the view of the NAPF and ABI that such terms are inappropriate and should be discouraged and, under normal circumstances, we will use our voting power accordingly.

     Market practice globally regarding the length of directors' service contracts varies enormously, and JPMF is cognisant that it would be inappropriate to enforce UK standards in some other markets. To this end, JPMF takes into account local market practice when making judgements in this area.

     5b.  Executive Director Remuneration
     Executive remuneration is, and will remain, a contentious issue, particularly the overall quantum of remuneration. However, company policy in this area cannot be prescribed by any code or formula to cater for all circumstances and must depend on responsible and well-informed judgement on the part of Remuneration Committees. Any remuneration policy should be transparent and fully disclosed to shareholders in a separate Remuneration Report within the Annual Report.

     JPMF will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees. We feel that the specific amounts and types of employee compensation are within the ordinary business responsibilities of the board and the company management. However, the remuneration of executive directors should be determined by independent Remuneration Committees and fully disclosed to shareholders. Any stock option plans or long-term incentive plans should meet our guidelines for such plans.

     We strongly believe that directors should be encouraged to hold meaningful amounts of company stock, equivalent to at least one year's salary, in order to align fully their interests with the interests of shareholders.

     See Stock Options and Long-Term Incentive Plans (L-TIPs)

     See Remuneration Report

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     5c.  Director Liability
     In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.

     JPMF will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

     5d.  Directors over 70
     While special requirements for directors over 70 have their roots in company legislation (in the UK) as well as various corporate governance guidelines, JPMF considers that a similar standard of care should be applied to the selection of a director over 70 as would be applied to that of any other director, although we would expect to see such a director offer himself or herself for re-election each year.

6.   Non-Executive Directors
     6a.  Role of Non-Executive Directors
     As stated earlier in these guidelines, JPMF believes that a strong independent element to a board is essential to the effective running of a company. We will use our voting power to ensure that a healthy independent element to the board is preserved at all times and to oppose the re-election of non- executive directors whom we no longer consider to be independent.

     In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets' differing attitudes to director independence.

     In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

     Audit and Remuneration Committees should be composed exclusively of independent directors.

     6b.  Director Independence
     We agree with the ICGN that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.

     A non-executive director who has served more than three terms (or ten years) in the same capacity can no longer be deemed to be independent.

     6c.  Non-Executive Director Remuneration
     JPMF strongly believes that non-executive directors should be paid, at least in part, in shares of the company wherever possible, in order to align their interests with the interests of shareholders. Performance criteria, however, should never be attached. Non-executive directors should not be awarded options.

     6d.  Multiple Directorships
     In order to be able to devote sufficient time to his or her duties, we would not normally expect a non- executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

     We agree with the findings of the Higgs Report in the UK that no single individual should chair more than one major listed company.

     6e.  Investment Trust Directors
     In the UK, the boards of investment trust companies are unusual in being normally comprised solely of non-executive directors, the majority of whom are independent of the management company. We believe this to be appropriate and expect boards to comply with the Combined Code, except where such compliance is clearly inappropriate (e.g. Nomination Committees). Given the highly specialised nature of these companies it is particularly important that the board contains the correct mix of skills and experience.

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7.   Issue of Capital
     7a.  Issue of Equity
     In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Proposals for equity issues will also specify whether pre-emptive rights are to be retained or suppressed or partially suppressed for the issue. As a general rule, JPMF believes that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis.

     JPMF will vote in favour of increases in capital which enhance a company's long-term prospects. We will also vote in favour of the partial suspension of pre-emptive rights if they are for purely technical reasons (e.g. rights offers which may not be legally offered to shareholders in certain jurisdictions).

     JPMF will vote against increases in capital which would allow the company to adopt "poison pill" takeover defence tactics, or where the increase in authorised capital would dilute shareholder value in the long term.

     7b.  Issue of Debt
     Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.

     JPMF will vote in favour of proposals which will enhance a company's long-term prospects. We will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defence, or where there is a material reduction in shareholder value.

     7c.  Share Repurchase Programmes
     Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JPMF will vote in favour of such programmes where the repurchase would be in the best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

     We will vote against such programmes when shareholders' interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.

8.   Mergers/Acquisitions
     Mergers and acquisitions are always reviewed on a case-by-case basis by the investment analyst in conjunction with portfolio managers and, in exceptional circumstances, the Proxy Committee. Individual circumstances will always apply. However, as a general rule, JPMF will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value though other means, and where all shareholders receive fair and equal treatment under the merger/acquisition terms.

9.   Voting Rights
     JPMF believes in the fundamental principle of "one share, one vote." Accordingly, we will vote to phase out dual voting rights or classes of share with restricted voting rights, and will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as cumulative voting; directors should represent all shareholders equally, and voting rights should accrue in accordance with the shareholder's equity capital commitment to the company.

     Similarly, we will generally oppose amendments to require supermajority (i.e. more than 51%) votes to approve mergers, consolidations or sales of assets or other business combinations.

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10.  Share Options/Long-Term Incentive Plans (L-TIPs)
     10a. Share Options
     Share option schemes should be clearly explained and fully disclosed to both shareholders and participants, and put to shareholders for approval. Each director's share options should be detailed, including exercise prices, expiry dates and the market price of the shares at the date of exercise. They should take into account maximum levels of dilution, as set out in ABI, NAPF and similar guidelines. Full details of any performance criteria should be included. Share options should never be issued at a discount, and there should be no award for below-median performance. In general, JPMF will vote in favour of option schemes, the exercise of which requires that challenging performance criteria be met.

     Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

     We will generally vote against the cancellation and reissue, retesting or repricing, of underwater options.

     10b. Long-Term Incentive Plans (L-TIPs)
     A Long-Term Incentive Plan ("L-TIP") can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year.

     JPMF, in agreement with the stipulations of the Combined Code, feels that the performance-related elements of any L-TIP should be designed to give directors keen incentives to perform at the highest levels, and that grants under such schemes should be subject to performance criteria which are challenging and which reflect the company's objectives.

     Ideally, the L-TIP should use a methodology such as total shareholder return ("TSR"), coupled with a financial underpin such as growth in earnings per share ("EPS"). Performance should be benchmarked against an appropriate comparator group of companies and a graph of recent performance should be included. Awards should increase on a straight-line basis, with a maximum award only vesting for the very highest performance. As with share option schemes, there should be no award for below-median performance. Any beneficiary should be encouraged to retain any resultant shares for a suitable time.

     In all markets JPMF will vote in favour of schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding. We would expect Remuneration Committees to explain why criteria are considered to be challenging and how they align the interests of shareholders with the interests of the recipients.

11.  Others
     11a. Poison Pills
     Poison pills, or shareholder rights plans, are designed to give shareholders of a target company the right to purchase shares of the acquiring company, the target company, or both at a substantial discount from market value. These rights are exercisable once a predefined "triggering event" occurs, generally a hostile takeover offer or an outsider's acquisition of a certain percentage of stock. Corporations may or may not be able to adopt poison pills without shareholder approval, depending on the market.

     In reaching its voting position, the Committee has reviewed and continues to review current takeover events. However, it has concluded that there is no clear evidence that poison pills deter takeover offers or defeat takeover attempts, and are, in fact, sometimes used as tools to entrench management.

     JPMF  will  generally  vote  against   anti-takeover  devices  and  support
     proposals aimed at revoking existing plans. Where anti-takeover devices exist, they should be fully disclosed to shareholders and shareholders should be given the opportunity to review them periodically.

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     11b. Composite Resolutions
     Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or "bundled" resolutions, depending on the context.

     11c. Social/Environmental Issues
     The Committee reviews shareholder proposals concerning social and environmental issues. In normal circumstances, the consideration of social issues in investment decisions is the duty of directors; nevertheless, from time to time, a company's response to the circumstances of a particular social or environmental issue may have economic consequences, either directly or indirectly. In these cases, the economic effects are considered in determining our vote.

     Where  management  is  proposing  changes with a social,  environmental  or
     ethical   dimension,   these  proposals  should  be  in  line  with  JPMF's
     Sustainability Policy.

     See Sustainability

     11d. Charitable Issues
     Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

     11e. Political Issues
     JPMF does not normally support the use of shareholder funds for political donations, and would require the fullest explanation as to why this would be beneficial to shareholders.

12.  Activism
     12a. Shareholder Activism and Company Engagement
     In November 2002, the Institutional Shareholders' Committee ("ISC"), comprising the trade bodies of the UK's investing institutions, published a Statement of Principles which sets out the responsibilities of institutional shareholders in respect of investee companies. JPMF endorses the ISC Principles, which are set out below:

     "Institutional   shareholders   and/or   agents   in   relation   to  their
     responsibilities in respect of investee companies ... will:

     o    set out their policy on how they will discharge their responsibilities
          - clarifying the priorities attached to particular issues and when they will take action

     o monitor the performance of and establish, where necessary, a regular dialogue with investee companies

     o    intervene where necessary

     o    evaluate the impact of their activism

     o    report back to clients/beneficial owners"

     It is important to note that the above only applies in the case of UK companies, irrespective of their market capitalisation, although there will be occasions when intervention is not appropriate for reasons of cost-effectiveness or practicability. However, JPMF will continue to intervene outside the UK where we believe this to be necessary in order to protect our clients' interests.

     The full text of the Principles is available from JPMF or it can be found on the Investment Management Association web-site (www.investmentuk.org)

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     12b. Activism Policy
          (i)  Discharge of Responsibilities
               a) Our primary responsibility is to protect our clients' interests and, as active managers, we therefore absolutely reserve the right to dispose of an investment where a company fails to meet our expectations.

               b) Our investment managers and analysts have explicit responsibilities for monitoring the companies in the universe of stocks from which clients' portfolios are constructed. While we attach considerable importance to meetings with management (and several hundred take place in the UK each year), we also emphasise the benefits of fundamental research into companies in our investment processes. Industry research, balance sheet analysis and company news flow all have a role to varying degrees in our company monitoring.

               c) As noted in our Corporate Governance Guidelines we expect companies to comply with the standards of corporate governance set out in the Combined Code and will use our votes to encourage compliance.

               d) Where appropriate, we will engage with companies in which client assets are invested if they fail to meet our requirements with regard to corporate governance and/or performance. Engagement on corporate governance issues such as remuneration and board structures is ongoing and does not only occur at the time of an AGM. Performance issues where more active intervention is appropriate will include failure to achieve strategic targets for the development of the business or perceived weaknesses in the management structure. The approach involves active discussion with company management and directors and, if necessary, participation in action groups, but not direct involvement in management.

               e) Our approach to dealing with conflicts of interest is described fully in our Corporate Governance Policies and
               Procedures. We seek to minimise conflicts by controlling information flows between different parts of JPMorgan Chase. Where a material conflict does arise we require investors who make the voting decision to certify that they have acted solely in the clients' best interests.

               f) Our policy is to vote at all UK company meetings on behalf of all clients where we have authority to do so.

     (ii) Monitor Performance
          As noted above the monitoring of company performance is a key part of our investment processes. Our voting records are available to clients and serve to demonstrate, among other things, our support or otherwise for a company's board structure and remuneration policies. All votes against company management are minuted and signed off by the Proxy Committee. In addition we maintain a log of all private meetings held with companies. We regard these meetings as confidential and will not comment on them outside JPMF.

     (iii) Intervening Where Necessary
               a) As we have an active approach to proxy voting we do, in one sense, intervene frequently in company affairs and will vote against or abstain on resolutions at company meetings where we believe it to be in the best interests of our clients. Whenever we intend to vote against management, we speak with the company in order to ensure that they are fully informed of the reasons for the policy to which we are opposed and to give management an opportunity to amend that policy. The evidence is that by consistently seeking compliance with best practice we do, over time, influence company behaviour.

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     12b.   Activism Policy - Continued

          b) JPMF does not intervene directly in the management of companies. However, we will arrange to meet with senior management where a company has failed to meet our expectations, but we believe that the potential of the company still justifies retention in our clients' portfolios. On such occasions we expect management to explain what is being done to bring the business back on track. If possible we try to avoid being made insiders as this constrains our ability to deal in the stock. In the small capitalisation end of the market, more aggressive intervention is more common, but still infrequent, as we may hold a significant percentage of a company's equity. In such circumstances we will frequently raise our concerns first with the company's brokers or advisers.

     (iv) Evaluating and Reporting

          We are convinced that a strong governance culture leads ultimately to a better business and a better stock market rating. As investors we scrutinise companies' governance policies as a part of our investment research and take comfort from good governance. Thus, one measure of success of our monitoring is the extent to which our investment strategy achieves our clients' investment objectives. Where we have pushed for change, either in governance policies or in business strategy, we measure success by the extent that change is forthcoming and whether our clients benefit as a result.

          Reports detailing our engagement activity are available to clients on a quarterly basis.

13.  Sustainability
     13a. Sustainability Statement
     From 3rd July 2000, trustees of occupational pension schemes in the UK have been required to disclose their policy on Corporate Social Responsibility ("CSR") in their Statement of Investment Principles.

     JPMF has had experience of tailoring portfolios to meet individual ethical requirements for over fifty years. We believe that we operate to the highest standards and that our ethical screens will meet the requirements of most clients. For pension fund clients, who are not permitted to exclude specific areas of investment from their portfolios, we have developed a number of strategies to positively target companies with superior social, ethical and environmental credentials.

     For institutional clients such as charitable foundations and endowments, where the legal framework for ethical and socially responsible investing is less restrictive, JPMF has substantial experience over a long period of time of managing ethically-constrained portfolios. This service is client-preference led and flexible, and forms part of our charitable sector specialist investment services.

     For clients who have not specified individual social or environmental criteria in their guidelines, these issues are still taken into account by analysts and portfolio managers as part of the overall stock selection process, and certain engagement activity is still undertaken by JPMF on their behalf. This is detailed in the following section.

     13b. Sustainability Policy
     Where JPMF engages with companies on broader sustainability issues, we have adopted a positive engagement approach. Thus, specific assets or types of assets are not excluded on purely social, environmental or ethical criteria (unless specifically requested by clients). Rather, analysts take such issues into account as part of the mainstream analytical process. Where appropriate, JPMF will also engage with company management on specific issues at company one-to-one meetings. This engagement activity can then be reported to clients as required.

     Where sustainability issues are the subject of a proxy vote, JPMF will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of our clients. Increasingly, shareholder proposals are being used by activist groups to target companies as a means of promoting single-issue agendas. In these instances, it is important to differentiate between constructive resolutions, intended to bring about genuine social or environmental improvement, and hostile proposals intended to limit management power, which may in fact ultimately destroy shareholder value.

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     13b. Sustainability Policy - Continued
     In formulating our Sustainability Policy, we have endeavoured not to discriminate against individual companies or sectors purely on the grounds of the particular business sector in which they are involved. Thus a company in an extractive industry or the defence industry will not be automatically marked down because their sector is perceived as
     "unfriendly." Similarly, a company in a low-impact industry such as financial services will still be expected to have in place detailed policies and rigorous oversight of its environmental impact. JPMF is committed to improving standards of CSR among all of the companies in which it invests its clients' assets as part of an inclusive positive engagement strategy. We would normally expect companies to publish a statement on CSR within their Annual Report, or to provide a separate CSR report to shareholders.

     The current focus of this engagement process is on UK companies. However, social and environmental issues are taken into account for overseas companies on a wider basis where appropriate as described previously. It is anticipated that our sustainability program will continue to expand both in terms of scope and market coverage as client demand and availability of suitable resources dictate.

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Part II.C: Asia (ex-Japan) Proxy Voting
---------------------------------------






















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Part II.C: Asia Ex-Japan Proxy Voting Guidelines
Table of Contents


I    Principles...............................................................36

II   Policy and Procedures.................................................37-38
     1.  Proxy Committee......................................................37
     2.  Voting...............................................................37
     3.  Engagement...........................................................37
     4.  Conflicts of Interest................................................38

III  Voting Guidelines.....................................................38-42
     1.  Reports & Accounts...................................................38
     2.  Dividends............................................................38
     3.  Auditors.............................................................38
     4.  Boards...............................................................39
     5.  Directors............................................................39
     6.  Non-Executive Directors..............................................40
     7.  Issue of Capital..................................................40-41
     8.  Mergers/Acquisitions.................................................41
     9.  Voting Rights........................................................41
     10. Share Options/Long-Term Incentive Plans (L-TIPs).....................41
     11. Others...............................................................41

IV   Activism.................................................................42

V    Sustainability...........................................................42











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Part II.C: Asia Ex-Japan Proxy Voting Guidelines
------------------------------------------------

I.   PRINCIPLES

     JF Asset Management ("JFAM") is committed to delivering superior investment performance to its clients worldwide. We believe that one of the drivers of investment performance is an assessment of the corporate governance principles and practices of the companies in which we invest our clients' assets and we expect those companies to demonstrate high standards of governance in the management of their business.

     We have set out below the principles which provide the framework for our corporate governance activity. Although the policies and guidelines set out in this document apply to Hong Kong and therefore principally concern accounts managed from the Hong Kong office, our colleagues in London, New York and Tokyo have similar standards, consistent with law and best practice in these different locations.

     1. Fiduciary priority. Our clients appoint us to manage their assets in order to maximise the likelihood of meeting or exceeding their investment objectives at acceptable risk levels. Every decision to buy, hold or sell any security will be consistent with that overriding objective.

     2. Evaluation. Our clients expect us, as their delegates, to monitor the governance of companies in which we have invested their assets.

     3. Engagement. We encourage excellence in the management of companies through the considered application of our corporate governance policies and guidelines. We welcome consultation by companies with their leading shareholders on corporate governance issues.

     4. Proxy voting. Company management is accountable to the shareholders, our clients. It is our responsibility to ensure this is recognised through the considered use of our clients' votes.

     5. Litigation and Joint Working Parties. JFAM will align itself with other shareholders, for example, by joining class action suits or working parties as local practice dictates, where we are convinced that this is in the best interests of our clients.

     6. Disclosure. JFAM's corporate governance guidelines and policies are available to clients and companies alike. We believe that they conform to best practice and we are prepared to discuss them openly with other interested parties.

     7. Ongoing commitment. JFAM is committed to reviewing its corporate governance principles, policies and guidelines to ensure that they fully reflect our interpretation of best market practice.

JF Asset Management
Hong Kong Proxy Committee

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II.  POLICY and PROCEDURES

     JF Asset Management ("JFAM") manages the voting rights of the shares entrusted to it as it would manage any other asset. It is the policy of JFAM to vote in a prudent and diligent manner, based exclusively on our reasonable judgement of what will best serve the financial interests of the beneficial owners of the security.

     1. Proxy Committee

     The Hong Kong Proxy Committee has been established to oversee the proxy voting process in the Asia ex-Japan region on an ongoing basis. It is composed of the Proxy Administrator and senior officers from the Investment, Compliance and Risk Management Departments. The main functions of the Proxy Committee are to review the Proxy Voting Guidelines to ensure they are aligned with best practice; and to provide advice and recommendations on general proxy voting matters as well as on specific voting issues as they occur. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. It meets quarterly, or more frequently as circumstances dictate and its minutes are circulated to senior management including the Asia Risk Committee to whom it reports.

     2. Voting

     As these Guidelines represent what we consider to be in the best financial interests of our clients, we would normally expect clients to allow us to use them as a template for voting. However, we recognise that in certain circumstances further analysis may be required.

     In view of our overriding fiduciary duty to act in the best interest of our clients, the Guidelines are an indication only of JFAM's voting policy. The portfolio manager has discretion to override the policy should individual circumstances dictate.

     Our Guidelines are primarily targeted at companies listed on main stock exchanges. It is sometimes difficult for smaller companies to apply the same corporate governance standards and we would look at any issues for such companies on a case-by-case basis. We would, however, encourage them to apply the highest possible standards of governance.

     For markets in Asia ex-Japan, we will generally abstain from voting at AGMs on the grounds that the matters normally considered at such meetings are of a routine and non-contentious nature. To ensure we fulfil our fiduciary obligation to always act in our clients' best interests, we will review each AGM notice to check whether there are any non-routine matters such as company reorganisations/restructurings, takeover/merger and senior management compensation plans included therein. If any such matters are identified then we will consider each one individually so that our clients' best interests are served. Also, certain markets require that shares are blocked from trading in order to be tendered for voting purposes. In these instances, it may be in our clients' best interests to abstain from voting in order to preserve the ability to trade. For these countries, a decision will be taken on a case-by-case basis by the research analyst in conjunction with the portfolio manager in order to determine how our clients' best interests are served.

     Situations can sometimes arise where more than one JFAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JFAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

     3. Engagement

     We regard regular, systematic and direct contact with senior company management, both executive and non-executive, as crucially important. We consider that these dialogues have been useful and plan to expand this approach.

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     4. Conflicts of Interest

     In order to maintain the integrity and independence of JFAM's proxy-voting decisions, JPMorgan Chase (including JPMAM) has established formal barriers designed to restrict the flow of information between JPMC's securities, lending, investment banking and other divisions to JPMAM investment professionals.

     Where a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with the Proxy Committee, evaluates the potential conflict and determines whether an actual conflict exists. In the event that this is the case, they make a recommendation on how to vote the proxy. A record of such decisions is available to clients on request.

     Finally, it should be pointed out that this document is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager.

III. VOTING GUIDELINES

     1. REPORTS & ACCOUNTS

     1a. Annual Report

     Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, and company accounts should employ Generally Accepted Accounting Practices (GAAP). Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board (IASB).

     The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist.

     Legal disclosure varies from market to market. If, in our opinion, a company's standards of disclosure (whilst meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.

     2. DIVIDENDS

     Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if we feel that payment of the proposed dividend would prejudice the solvency or future prospects of the company.

     3. AUDITORS

     3a. Auditor Independence

     Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JFAM will vote against the appointment or re-appointment of auditors who are not perceived as being independent.

     3b. Auditor Remuneration

     Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit fees should never be excessive.

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     4. BOARDS

     4a. Chairman & CEO

     JFAM believes that it is best practice for the roles of Chairman and Chief Executive Officer to be separate.

     4b. Board Structure

     JFAM is in favour of unitary boards of the type found in Hong Kong, as opposed to tiered board structures.


     4c. Board Size

     Boards with more than 20 directors are considered to be excessively large.

     4d. Board Independence

     JFAM believes that a strong independent element to a board is essential to the effective running of a company. The calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board's decisions.

     We believe that as a minimum, all boards should have at least three non-executive directors, unless the company is of such a size that sustaining such a number would be an excessive burden.

     JFAM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

     4e. Board Committees

     Where appropriate, boards should delegate key oversight functions to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report.

     5. DIRECTORS

     5a. Executive Director's Remuneration

     Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration.

     JFAM  will  generally  vote  against  shareholder   proposals  to  restrict
     arbitrarily the compensation of executives or other employees.

     5b. Director's Liability

     In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.

     JFAM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

     5c. Directors over 70

     JFAM considers that a similar standard of care should be applied to the selection of a director over 70 as would be applied to that of any other director, although we would expect to see such a director offer himself or herself for re-election each year.

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     6. NON-EXECUTIVE DIRECTORS

     6a. Role of Non-Executive Directors

     As stated earlier in these guidelines, JFAM believes that a strong independent element to a board is important to the effective running of a company.

     In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets' differing attitudes to director independence.

     In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

     Audit and Remuneration Committees should be composed exclusively of independent directors.

     6b. Director Independence

     We consider that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.

     6c. Multiple Directorships

     In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

     7. ISSUE OF CAPITAL

     7a. Issue of Equity

     In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Proposals for equity issues will also specify whether pre-emptive rights are to be retained or suppressed or partially suppressed for the issue. As a general rule, JFAM believes that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis.

     JFAM will vote in favour of increases in capital which enhance a company's long-term prospects.

     7b. Issue of Debt

     Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.

     JFAM will vote in favour of proposals which will enhance a company's long-term prospects. We will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defence, or where there is a material reduction in shareholder value.

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     7c. Share Repurchase Programmes

     Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JFAM will vote in favour of such programmes where the repurchase would be in the best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

     We will vote against such programmes when shareholders' interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.

     8. MERGERS / ACQUISITIONS

     Mergers and acquisitions are always reviewed on a case-by-case basis by the investment analyst in conjunction with portfolio managers and, in exceptional circumstances, the Proxy Committee. Individual circumstances will always apply. However, as a general rule, JFAM will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value through other means, and where all shareholders receive fair and equal treatment under the merger/acquisition terms.

     9. VOTING RIGHTS

     JFAM believes in the fundamental principle of "one share, one vote". Accordingly, we will vote to phase out dual voting rights or classes of share with restricted voting rights, and will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as cumulative voting; directors should represent all shareholders equally, and voting rights should accrue in accordance with the shareholder's equity capital commitment to the company.

     10. SHARE OPTIONS / LONG-TERM INCENTIVE PLANS (L-TIPs)

     10a. Share Options

     Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

     We will generally vote against the cancellation and re-issue, re-pricing, of underwater options.

     10b. Long-Term Incentive Plans (L-TIPs)

     A Long-Term Incentive Plan ("L-TIP") can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year.

     JFAM normally will vote in favour of schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding.

     11. OTHERS

     11a. Charitable Issues

     Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

     11b. Political Issues

     JFAM does not normally support the use of shareholder funds for political donations, and would require the fullest explanation as to why this would be beneficial to shareholders.

                 JPMorgan Asset Management Corporate Governance         Page 42

IV.  ACTIVISM

     Activism Policy

     1. Discharge of Responsibilities

     a) Our primary responsibility is to protect our clients' interests and, as active managers, we therefore absolutely reserve the right to dispose of an investment where a company fails to meet our expectations.
     b) Our investment managers and analysts have explicit responsibilities for monitoring the companies in the universe of stocks from which clients' portfolios are constructed. Whilst we attach considerable importance to meetings with management (and several hundred take place in Asia ex-Japan each year), we also emphasise the benefits of fundamental research into companies in our investment processes. Industry research, balance sheet analysis and company news flow all have a role to varying degrees in our company monitoring.
     c) Our approach to dealing with conflicts of interest is described fully in our Corporate Governance Policies and Procedures. We seek to minimise conflicts by controlling information flows between different parts of JPMorgan Chase. Where a material conflict does arise we require investors who make the voting decision to certify that they have acted solely in the clients' best interests.

     2. Monitor Performance

     Monitoring of company performance is a key part of our investment processes. We maintain a record of all private meetings held with companies. We regard these meetings as confidential and will not comment on them outside JFAM.

     3. Evaluating and Reporting

     We are convinced that a strong governance culture leads ultimately to a better business and a better stock market rating. As investors we scrutinise companies' governance policies as a part of our investment research and take comfort from good governance.

V.   Sustainability

     Where JFAM engages with companies on broader social, environmental and sustainability issues, we have adopted a positive engagement approach. Thus, specific assets or types of assets are not excluded on purely social, environmental or ethical criteria (unless specifically requested by clients). Rather, analysts take such issues into account as part of the mainstream analytical process. Where appropriate, JFAM will also engage with company management on specific issues at company one-to-one meetings. This engagement activity can then be reported to clients as required.

     Where social or environmental issues are the subject of a proxy vote, JFAM will consider the issue on a case-by-case basis, keeping in mind at all times the best financial interests of our clients.

     It is anticipated that our SRI program will continue to expand both in terms of scope and market coverage as client demand and availability of suitable resources dictate.

                 JPMorgan Asset Management Corporate Governance         Page 43

Part II.D: Japan Proxy Voting
------------------------------






















                 JPMorgan Asset Management Corporate Governance         Page 44

Part II.D: Japan Proxy Voting Guidelines
----------------------------------------

     1.   Number of Directors
          To ensure a swift management decision-making process, the appropriate number of directors should be 20 or less.

     2.   Director's Tenure
          Director's tenure should be equal to/less than 1 year.

     3.   Director's Remuneration
          Remuneration of directors should generally be determined by an independent committee.

     4.   Audit fees
          Audit fees must be at an appropriate level.

     5.   Capital Increase
          Capital increases will be judged on a case-by-case basis depending on its purpose. Vote against capital increases if the purpose is to defend against a takeover.

     6.   Borrowing of Funds
          Vote against abrupt increases in borrowing of funds if the purpose is to defend against a takeover.

     7.   Share Repurchase Programs
          Vote in favor of share repurchase programs if it leads to an increase in the value of the company's shares.

     8.   Payout ratio
          As a general rule, vote against any proposal for appropriation of profits which involves a payout ratio of less than 50% (after taking into account other forms of payouts to shareholders such as share repurchase programs) if the capital ratio is equal to or greater than 50% and there is no further need to increase the level of retained earnings.

     9.   Mergers/Acquisitions
          Mergers  and  acquisitions   must  only  be  consummated  at  a  price
          representing fair value.

     10.  Stock Options
          Stock option programs should generally be publicly disclosed. Programs which result in increases in remuneration despite declines in corporate earnings (such as through a downward adjustment of the exercise price) is generally not acceptable.

     11.  Political Contributions
          Do not approve any use of corporate funds for political activities.

     12.  Environmental/Social Issues
          Do not take into account environmental/social issues that do not affect the economic value of the company.

                 JPMorgan Asset Management Corporate Governance         Page 45

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

99.(a).1 Agreement and Declaration of Trust dated September 29, 1988 -- previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on April 25, 1996.

99.(a).2.   Establishment  and  Designation  of  Additional  Series of Shares of
            Beneficial Interest - Redesignation of the Series of Shares known as the "Convertible Securities Trust" to the "U.S. Government Bond
            Trust" dated May 1, 1989 -- previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996.

99.(a).3 Establishment and Designation of Additional Series of Shares of Beneficial Interest - Conservative, Moderate and Aggressive Asset Allocation Trusts dated May 1, 1989 -- previously filed as exhibit
            (1)(c) to post-effective amendment no. 31 filed on April 25, 1996.

99.(a).4 Establishment and Designation of Additional Series of Shares of Beneficial Interest - Growth & Income Trust dated February 1, 1991 -- previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996.

99.(a).5 Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Bond Trust" to the "Investment Quality Bond Trust" dated April 16, 1991 -- previously filed as exhibit (1)(e) to post-effective amendment no. 31 filed on April 25, 1996.

99.(a).6 Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "U.S. Government Bond Trust" to the "U.S. Government Securities Trust" dated June 14, 1991 -- previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996.

99.(a).7 Establishment and Designation of Additional Series of Shares of Beneficial Interest - Pasadena Growth Trust, Growth Trust and Strategic Income Trust dated August 7, 1992 -- previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996.

99.(a).8 Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Strategic Income Trust" to the "Strategic Bond Trust" and the Series of Shares known as the "Growth Trust" to the "Value Equity Trust" dated April 4,1993 -- previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996.

99.(a).9 Establishment and Designation of Additional Series of Shares of Beneficial Interest - International Growth and Income Trust dated December 28, 1994 -- previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996.

99.(a).10   Establishment  and  Designation  of  Additional  Series of Shares of
            Beneficial Interest - Small/Mid Cap Trust, dated February 1, 1996 -- previously filed as exhibit (1)(j) to post-effective amendment no.
            34 filed on October 4, 1996.

99.(a).11   Establishment  and  Designation  of  Additional  Series of Shares of
            Beneficial  Interest - International  Small Cap Trust dated February
            1, 1996 -- previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996.

99.(a).12   Establishment  and  Designation  of  Additional  Series of Shares of
            Beneficial Interest - Growth Trust dated July 9, 1996 -- previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996.

99.(a).13   Establishment  and  Designation  of  Additional  Series of Shares of
            Beneficial  Interest - Value Trust, High Yield Trust,  International
            Stock Trust, Science & Technology Trust,  Balanced Trust,  Worldwide
            Growth Trust,  Emerging  Growth Trust,  Pilgrim Baxter Growth Trust,
            Pacific Rim Emerging Markets Trust,  Real Estate  Securities  Trust,
            Capital Growth Bond Trust,  Equity Index Trust,  Common Stock Trust,
            Lifestyle  Conservative  280 Trust,  Lifestyle  Moderate  460 Trust,
            Lifestyle Balanced 640 Trust,  Lifestyle Growth 820 Trust, Lifestyle
            Aggressive 1000 Trust -- and Redesignation of the Series of Shares known as the "Pasadena Growth Trust" to the "Blue Chip Growth Trust" and the Series of Shares known as the "Value Equity Trust" to the "Equity-Income Trust" -- previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996.

99.(a).14   Establishment  and  Designation  of  Additional  Series of Shares of
            Beneficial  Interest - Small Company Value Trust dated September 30,
            1997 -- previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998.

99.(a).15   Amendment to the Agreement and Declaration of Trust (name change) --
            previously filed as exhibit (1)(n) to  post-effective  amendment no.
            39 filed on March 2, 1998.

99.(a).16   Form of Establishment and Designation of Additional Series of Shares
            of Beneficial  Interest for the Small Company Blend,  U.S. Large Cap
            Value, Total Return, International Value and Mid Cap Stock -- previously filed as exhibit (a)(15) to post effective amendment no.
            41 filed on March 1, 1999.

99.(a).17   Form of Establishment and Designation of Additional Series of Shares
            of   Beneficial   Interest   for  the   Dynamic   Growth,   Internet
            Technologies,  Tactical Allocation,  500 Index, Mid Cap Index, Small
            Cap Index,  Total Stock Market Index and International  Index Trusts
            -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

99.(a).18   Form of Establishment and Designation of Additional Series of Shares
            of  Beneficial  Interest  for  the  Capital   Appreciation  Trust  -
            previously filed as exhibit (a)(18) to post effective  amendment no.
            43 filed on August 17, 2000.

99.(a).19   Form of Establishment and Designation of Additional Series of Shares
            of Beneficial Interest for the new portfolios to be added April 30, 2001 - previously filed as exhibit (a) (19) to post effective amendment no. 45 filed on February 9, 2001.

99.(a).20   Form of Establishment and Designation of Additional Series of Shares
            of Beneficial Interest for the new portfolios to be added July 16, 2001 -- previously filed as exhibit (a) (20) to post effective amendment no. 47 filed on May 1, 2001.

99.(a).21   Form of Establishment and Designation of Additional Series of Shares
            of  Beneficial   Interest  for  American   Growth  Trust,   American
            International Trust, American  Growth-Income Trust and American Blue
            Chip Income and Growth Trust - Previously filed as exhibit (a)(21) to post effective amendment no. 58 filed on May 9, 2003.

99.(a).22   Form of Establishment  and Designation of Additional Class of Shares
            - Previously filed as exhibit (a)(22) to post effective amendment no. 56 filed on February 14, 2003.

99.(a).23   Form of Establishment and Designation of Additional Series of Shares
            of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 - Previously filed as exhibit (a)(23) to post effective amendment no. 57 filed on April 22, 2003.

99.(a).24   Form of  Redesignation  of Name for Certain  Portfolios - Previously
            filed as exhibit (a)(24) to post effective amendment no. 57 filed on April 22, 2003.

99.(a).25   Form of Establishment and Designation of Additional Series of Shares
            of Beneficial Interest (Great Companies - America) - Previously filed as exhibit (a)(25) to post effective amendment no. 59 filed on May 13, 2003.

99.(a).26   Form of Establishment and Designation of Additional Series of Shares
            of Beneficial Interest (additional Lifestyle Trusts and additional new portfolios for May 1, 2004) - Previously filed as exhibit
            (a)(26) to post effective amendment no. 60 filed on February 13, 2004.

99.(a).27   Form of  Redesignation  of Name for  Lifestyle  Trusts -  Previously
            filed as exhibit (a)(27) to post effective amendment no. 60 filed on February 13, 2004.

99.(a).28   Form of Establishment and Designation of Additional Series of Shares
            - Previously filed as exhibit (a)(28) to post effective amendment no. 62 filed on November 4, 2004.

99.(a).29   Form of Establishment  and Designation of Additional Class of Shares
            - NAV shares - Previously filed as exhibit (a)(29) to post effective amendment no. 62 filed on November 4, 2004.

99.(a).29   Form of Establishment  and Designation of Additional Class of Shares
            - Series IIIA shares - Previously filed as exhibit (a)(29) to post effective amendment no. 62 filed on November 4, 2004.

99.(a).30   Form of Redesignation of Name of Trust - Previously filed as exhibit
            (a)(30) to post effective amendment no. 62 filed on November 4, 2004.

99.(a).31   Form of Establishment and Designation of Additional Series of Shares
            -- Previously filed as exhibit (a)(31) to post effective amendment no. 63 filed on February 11, 2005.

99.(a).32   Form of Establishment and Designation of Additional Series of Shares
            (American Bond Trust) - Previously filed as exhibit (a)(32) to post effective amendment no. 66 filed on May 5, 2005.

99.(a).33   Form of Establishment and Designation of Additional Series of Shares
            - Previously filed as exhibit (a)(33) to post effective amendment no. 67 filed on May 5, 2005.

99.(a).34   Form of Establishment and Designation of Additional Series of Shares
            - Previously filed as exhibit (a)(34) to post effective amendment no. 68 filed on November 17, 2005.

99.(a).35   Form of Establishment and Designation of Additional Series of Shares
            - Previously filed as exhibit (a)(35) to post effective amendment no. 69 filed on February 10, 2006.

99.(a).36   Form of  Redesignation  of Names of  Portfolios  (Lifestyle  Trusts,
            Growth & Income Trust and Growth & Income Trust II) - Previously filed as exhibit (a)(36) to post effective amendment no. 69 filed on February 10, 2006.

99.(a).37   Declaration of Trust  Amendment - Designation of Class as a separate series - Previously filed as exhibit (a)(37) to post effective amendment no. 69 filed on February 10, 2006.

99.(a).38   Declaration of Trust Amendment -  Reorganization  - Previously filed as exhibit (a)(38) to post effective amendment no. 69 filed on February 10, 2006.

99.(a).39   Form of Establishment and Designation of Additional Series of Shares
            - Filed Herewith

99.(b) By-laws of the Trust -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

99.(c)      Form of Specimen Share  Certificate  -- previously  filed as exhibit
            (2) to post-effective amendment no. 38 filed September 17, 1997.

99.(d).1 Amended and Restated Advisory Agreement between the Trust and the Adviser - previously filed as exhibit (d)(1) to post-effective amendment no. 41 filed March 1, 1999.

99.(d).1.A  Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

99.(d).1.B  Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the Capital Appreciation Trust - previously filed as exhibit (d)(1)(b) to post effective amendment no. 43 filed on August 17, 2000.

99.(d).1.C  Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added April 30, 2001 - previously filed as exhibit (d) (1) (C) to post effective amendment no. 45 filed on February 9, 2001.

99.(d).1.C  Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added July 16, 2001 - -- previously filed as exhibit (d)(1) (C) to post effective amendment no. 47 filed on May 1, 2001.

99.(d).1.C  Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added July 16, 2001 - -- previously filed as exhibit (d)(1) (C) to post effective amendment no. 47 filed on May 1, 2001.

99.(d).1.D  Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the portfolios to be added May 1, 2003 - -- Previously filed as exhibit (d)(1)(D) to post effective amendment no. 57 filed on April 22, 2003.

99.(d).1.E  Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding Lifestyle Trusts and other portfolios to be added May 1, 2004. - Previously filed as exhibit
            (d)(1)(E) to post effective amendment no. 60 filed on February 13, 2004.

99.(d).1.E  Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio. - Previously filed as exhibit (d)(1)(E) to post effective amendment no. 67 filed on July 14, 2005.

99.(d).1.F  Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding changes to the calculation of the advisory fee - Previously filed as exhibit (d)(1)(F) to post effective amendment no. 69 filed on February 10, 2006.

99.(d).1.G  Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. - Previously filed as exhibit (d)(1)(G) to post effective amendment no. 70 filed on April 26, 2006.

99.(d).1.H  Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio. - Filed Herewith

99.(d).2 Subadvisory Agreement Between the Adviser and Wellington Management Company LLP - previously filed as exhibit (d)(2) to post effective amendment no. 41 filed March 1, 1999.

99.(d).3 Subadvisory Agreement Between the Adviser and Salomon Brothers Asset Management Inc -- previously filed as exhibit (5)(b)(iii) to post-effective amendment no. 39 filed on March 2, 1998.

99.(d).4 Subadvisory Consulting Agreement Between Salomon Brothers Asset Management Inc and Salomon Brothers Asset Management Limited -- previously filed as exhibit (5)(b)(iv) to post-effective amendment no. 39 filed on March 2, 1998.

99.(d).5    Subadvisory   Agreement  between  the  Adviser  and  Founders  Asset
            Management LLC - previously filed as exhibit (5)(b)(vi) to post effective amendment no. 40 filed April 30, 1998.

99.(d).6    Subadvisory   Agreement  between  the  Adviser  and  T.  Rowe  Price
            Associates,   Inc.  -   previously   filed  as  exhibit   (d)(8)  to
            post-effective amendment no. 41 filed March 1, 1999.

99.(d).7 Form of Subadvisory Agreement between the Adviser and Rowe Price-Fleming International, Inc. adding the International Stock Trust -- previously filed as exhibit (5)(b)(xiv) to post-effective amendment no. 34 filed on October 4, 1996.

99.(d).8   Subadvisory  Agreement  between the Adviser and Morgan Stanley Asset
            Management,  Inc.  dated  October 1, 1996  providing  for the Global
            Equity  Trust  --   previously   filed  as  exhibit   (5)(b)(xv)  to
            post-effective amendment no. 35 filed on December 18, 1996.

99.(d).9   Subadvisory  Agreement  between the  Adviser  and Miller  Anderson &
            Sherrerd, LLP dated October 1, 1996 adding the Value and High Yield Trusts -- previously filed as exhibit (5)(b)(xvi) to post-effective amendment no. 35 filed on December 18, 1996.

99.(d).10   Form of Subadvisory  Agreement between the Adviser and Manufacturers
            Adviser  Corporation  dated October 1, 1996  providing for the Money
            Market Trust -- previously filed as exhibit (5)(b)(xviii) to post-effective amendment no. 34 filed on October 4, 1996.

99.(d).11   Form of Amendment to Subadvisory  Agreement  between the Adviser and
            Manufacturers Adviser Corporation dated December 31, 1996 adding the
            Pacific Rim Emerging Markets,  Common Stock, Real Estate Securities,
            Equity  Index,  Capital  Growth Bond,  Lifestyle  Conservative  280,
            Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820 and Lifestyle Aggressive 1000 Trusts -- previously filed as exhibit
            (5)(b)(xx) to post-effective amendment no. 35 filed on December 18, 1996.

99.(d).11.a Form of Amendment to Subadvisory  Agreement  between the Adviser and
            Manufacturers Adviser Corporation regarding the Lifestyle Trusts - -- previously filed as exhibit (d)(11)(a) to post effective amendment no. 42 filed on March 1, 2000.

99.(d).11.b Form  of  Subadvisory  Consulting  Agreement  between  Manufacturers
            Adviser Corporation and State Street Global Advisors regarding the Lifestyle Trusts -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

99.(d).12   Subadvisory  Agreement  between the Adviser and Fidelity  Management
            Trust   Company  --   previously   filed  as   exhibit   (d)(14)  to
            post-effective amendment no. 41 filed on March 1, 1999.

99.(d).13   Form of Subadvisory  Agreement between the Adviser and AXA Rosenberg
            Investment Management LLC - previously filed as exhibit (d)(15) to post-effective amendment no. 41 filed on March 1, 1999.

99.(d).14   Subadvisory  Agreement  between  the  Adviser  and  A  I  M  Capital
            Management,   Inc.  -  previously   filed  as  exhibit   (d)(16)  to
            post-effective amendment no. 41 filed on March 1, 1999.

99.(d).15   Subadvisory Agreement between the Adviser and Capital Guardian Trust
            Company -- previously filed as exhibit (d)(17) to post-effective amendment no. 41 filed on March 1, 1999.

99.(d).16   Form of  Subadvisory  Agreement  between the  Adviser  and  Franklin
            Advisers,   Inc.  --   previously   filed  as  exhibit   (d)(18)  to
            post-effective amendment no. 41 filed on March 1, 1999.

99.(d).17   Form of  Subadvisory  Agreement  between  the  Adviser  and  Pacific
            Investment Management Company - previously filed as exhibit (d)(19) to post-effective amendment no. 41 filed on March 1, 1999.

99.(d).18   Form of Subadvisory  Agreement  between the Adviser and State Street
            Global   Advisors  -   previously   filed  as  exhibit   (d)(20)  to
            post-effective amendment no. 41 filed on March 1, 1999.

99.(d).19   Form of  Subadvisory  Agreement  between the  Adviser and  Templeton
            Investment Counsel, Inc. - previously filed as exhibit (d)(21) to post-effective amendment no. 41 filed on March 1, 1999.

99.(d).20   Form of  Subadvisory  Agreement  between the  Adviser  and  Jennison
            Associates   LLC  -   previously   filed  as   exhibit   (d)(20)  to
            post-effective amendment no. 43 filed on August 17, 2000

99.(d).21   Form of Subadvisory  Agreement between the Adviser and (a) Cohen and
            Steers,  (b) Dreyfus,  (c) MFS, (d) Davis Select,  (e) INVESCO,  (f)
            Lord Abbett, (g) Putnam, (h) FMR and (i) SSgA Funds Management (2 agreements)- previously filed as exhibit (d)(2) to post-effective amendment no. 46 filed on April 12, 2001.

99.(d).22   Form of Subadvisory Agreement between the Adviser and (a) Allegiance
            Capital,  (b) Kayne  Anderson,  (c)  Lazard  Asset  Management,  (d)
            Navellier  Management,  (e)  Rorer  Asset  Management,  (f)  Roxbury
            Capital Management - -- previously filed as exhibit (d) (22) to post effective amendment no. 47 filed on May 1, 2001.

99.(d).23   Form  of  Subadvisory   Agreement  Amendment  between  Manufacturers
            Securities  Services,  LLC and (a) AIM,  (b) Capital  Guardian,  (c)
            Founders,  (d)  Franklin  Advisors,  (e) Janus,  (f) MAC, (g) Miller
            Anderson,  (h) Munder,  (i) SBAM, (k) SsgA Funds Management,  (l) T.
            Rowe Price. - previously filed as exhibit (d)(23) to post-effective amendment no. 48 filed on March 1, 2002.

99.(d).24   Form of Subadvisory  Agreement - Great  Companies,  LLC - Previously
            filed as exhibit (d)(24) to post effective amendment no. 60 filed on February 13, 2004.

99.(d).25   Form of  Subadvisory  Agreement  - Fund  Asset  Management,  L.P.  -
            Previously filed as exhibit (d)(25) to post effective  amendment no.
            60 filed on February 13, 2004.

99.(d).26   Form of  Amendment 1 to  Subadvisory  Agreement  - MFC Global  Asset
            Management (U.S.A.) - Previously filed as exhibit (d)(26) to post effective amendment no. 60 filed on February 13, 2004.

99.(d).27   Form of  Amendment  No.  1 to  Subadvisory  Consulting  Agreement  -
            Deutsche Asset Management - Previously filed as exhibit (d)(27) to post effective amendment no. 60 filed on February 13, 2004.

99.(d).28   Form of Subadvisory  Agreement  between the Adviser and (a) American
            Century, (b) Legg Mason, (c) Pzena, (d) Sustainable Growth Advisors.
            - Previously filed as exhibit (a)(28) to post effective amendment no. 60 filed on February 13, 2004.

99.(d).29   Form of Subadvisory Agreement between the Adviser and (a) SSgA Funds
            Management,  Inc., (b) Declaration Management & Research LLC and (c)
            Independence  Investment LLC  ------previously  filed as exhibit (a)
            (29) to post effective amendment no. 62 filed on November 4, 2004.

99.(d).31   Form of  Subadvisory  Agreement  between the Adviser and (a) Marsico
            Capital Management, LLC and (b) Wells Fargo Fund Management, LLC . -
            Previously filed as exhibit (d)(31) to post effective  amendment no.
            63 filed on February 11, 2005.

99.(d).32   Form of Subadvisory  Agreement between the Adviser and United States
            Trust Company - Previously filed as exhibit (d)(32) to post effective amendment no. 67 filed on July 14, 2005.

99.(d).33   Form of  Subadvisory  Agreement  between the  Adviser and  Grantham,
            Mayo, Van Otterloo & Co. LLC - Previously filed as exhibit (d)(33) to post effective amendment no. 67 filed on July 14, 2005.

99.(d).34   Form  of  amendment  to  subadvisory  agreement  for  the  following
            subadvisers:   (a)  AIM,  (b)  American  Century,   (c)  Davis,  (d)
            Declaration,   (e)  DeAM  Lifestyle,  (f)  DeAM  nonLifestyle,   (g)
            Franklin,  (h)  GMO,  (i)  Independence,   (ii)  John  Hancock,  (j)
            Jennison, (k) Legg Mason, (l) Lord Abbet, (m) Fund Asset Management,
            (n) MFC  Global,  (o)  Marsico,  (p) MFS,  (q) Morgan  Stanley,  (u)
            Munder,  (r)  Sustainable  Growth,  (s) T. Rowe, (t) Templeton,  (w)
            Templeton  Global,  (x) UBS, (y)  Wellington,  (z) Wells Capital.  -
            Previously filed as exhibit (d)(33) to post effective  amendment no.
            69 filed on February 10, 2006.

99.(d).35   US  Trust:   Form  of  subadvisory  and  assignment  of  subadvisory
            agreement to UST Advisers - Previously filed as exhibit (d)(35) to post effective amendment no. 69 filed on February 10, 2006.

99.(d).36   Form of Subadvisory  Agreement:  Salomon Brothers Asset Management -
            Previously filed as exhibit (d)(36) to post effective  amendment no.
            69 filed on February 10, 2006.

99.(d).37   Form of assignment of John Hancock Advisers subadvisory agreement to
            Sovereign Asset Management - Previously filed as exhibit (d)(37) to post effective amendment no. 69 filed on February 10, 2006.

99.(d).38   Form of  subadvisory  agreement for the following  subadvisers:  (a)
            Dimensional  Fund  Advisers,   (b)  Riversource   Investments,   (c)
            Sovereign  Asset  Management,  (d) RCM  Capital  Management  and (e)
            Western Asset Management. - Previously filed as exhibit (d)(38) to post effective amendment no. 69 filed on February 10, 2006.

99.(d).39   Form of  Subadvisory  Agreement  between  the  Adviser and JP Morgan
            Investment Management Inc - Filed Herewith

99.(e) Form of Distribution Agreement between Trust and the distributor - Previously filed as exhibit (e) to post effective amendment no. 60 filed on February 13, 2004.

99.(e).1    Form of Amendment to Distribution Agreement dated September 28, 2004
            - Previously filed as exhibit (e)(1) to post effective amendment no. 62 filed on November 4, 2004.

99.(f)      Not Applicable

99.(g) Custodian Agreement Between the Trust. and State Street Bank and Trust Company dated March 24, 1988 -- Previously filed as exhibit
            (g) to post effective amendment no. 63 filed on February 11, 2005.

99.(h)      Participation   Agreement   between  the  Trust  and  American  Fund
            Insurance Series dated May 1, 2003 - previously filed as exhibit (h) to post-effective amendment no. 58 filed May 9, 2003.

99.(h).2 Transfer Agency Agreement (Series III) between Boston Financial Data Services and the Trust - Previously filed as exhibit (h)(2) to post effective amendment no. 60 filed on February 13, 2004.

99.(h).3    ClearSky   Agreement   (Series  III)  between   Automated   Business
            Development Corp and the Trust - Previously filed as exhibit (h)(3) to post effective amendment no. 60 filed on February 13, 2004.

99.(h).4.i  Participation  Agreement dated April 20, 2005 among the Trust,  John
            Hancock Insurance Company (U.S.A.), John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company and John Hancock Life Insurance Company of New York - Previously filed as exhibit (h)(4)(i) to post effective amendment no. 69 filed on February 10, 2006.

99.(i).1 Opinion and Consent of Ropes & Gray dated October 27, 1988. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

99.(i).2 Opinion and Consent of Tina M. Perrino, Esq. dated April 12, 1991. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

99.(i).3 Opinion and Consent of Tina M. Perrino, Esq. dated October 22, 1992. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

99.(i).4 Opinion and Consent of Betsy A. Seel, Esq. dated October 19, 1994. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

99.(i).5 Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(v) to post effective amendment no. 30 filed December 14, 1995.

99.(i).6 Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(vi) to post effective amendment no. 33 filed July 10, 1996.

99.(i).7 Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (10)(a)(vii) to post-effective amendment no. 35 filed on December 18, 1996.

99.(i).8 Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (i)(8) to post-effective amendment no. 41 filed on March 1, 1999.

99.(i).9 Opinion and Consent of Betsy Anne Seel, Esq. - previously filed as exhibit (i)(9) to post effective amendment no. 42 filed on March 1, 2000.

99.(i).10   Opinion and Consent of Betsy Anne Seel,  Esq. - previously  filed as exhibit (i)(10) to post-effective  amendment no. 44 filed on October
            27, 2000.

99.(i).11   Opinion  and  Consent  of  Betsy  Anne  Seel,  Esq.   regarding  new
            portfolios to be added April 30, 2001 - previously  filed as exhibit
            (i)(11) to post-effective amendment no. 46 filed on April 12, 2001.

99.(i).12   Opinion  and  Consent  of  Betsy  Anne  Seel,  Esq.   regarding  new
            portfolios to be added April 30, 2001  -previously  filed as exhibit
            (i)(12) to post-effective amendment no. 47 filed on May 1, 2001.

99.(i).13.i Opinion  and  Consent  of Betsy Anne Seel,  Esq.  regarding  the new portfolios  to be added May 1, 2003 -  Previously  filed as  exhibit
            (i)(13) to post effective amendment no. 55 filed on February 14, 2003.

99.(i).13.ii  Opinion and  Consent of Betsy Anne Seel,  Esq.  regarding  the new portfolios  to be added May 1, 2003 - Previously  filed as exhibit
              (i)(13) to post effective amendment no. 57 filed on April 22, 2003.

99.(i).14   Opinion and Consent of Betsy Anne Seel, Esq. Regarding the new class
            of  shares  to  be  added  to  American   Growth   Trust,   American
            International Trust, American  Growth-Income Trust and American Blue
            Chip Income and Growth Trust - previously filed as exhibit (i) to post-effective amendment no. 58 filed May 9, 2003.

99.(i).15   Opinion  and  Consent  of Betsy Anne Seel,  Esq.  regarding  the new portfolio (Great  Companies of America-  previously filed as exhibit
            (i)(15) to post-effective amendment no. 58 filed May 9, 2003.

99.(i).15   Opinion  and  Consent  of Betsy Anne Seel,  Esq.  regarding  the new
            Lifestyle and other portfolios - previously filed as exhibit (i)(15) to post-effective amendment no 61 filed April 28, 2004.

99.(i).16   Opinion  and  Consent  of Betsy Anne Seel,  Esq.  regarding  the new portfolios  and  classes  of shares -  Previously  filed as  exhibit
            (i)(16) to post effective amendment no. 62 filed on November 4, 2004.

99.(i).17   Opinion  and  Consent  of Betsy Anne Seel,  Esq.  regarding  the new portfolios - Previously filed as exhibit (i)(17) to post effective amendment no. 64 filed on April 21, 2005.

99.(i).18   Opinion  and  Consent  of Betsy Anne Seel,  Esq.  regarding  the new portfolio  (American  Bond  Trust) -  Previously  filed  as  exhibit
            (i)(18) to post effective amendment no. 66 filed on May 5, 2005.

99.(i).18   Opinion  and  Consent  of Betsy Anne Seel,  Esq.  regarding  the new portfolios - Previously filed as exhibit (i)(18) to post effective amendment no. 67 filed on July 14, 2005.

99.(i).19   Opinion  and  Consent  of Betsy Anne Seel,  Esq.  regarding  the new portfolios - Previously filed as exhibit (i)(19) to post effective amendment no. 68 filed on November 17, 2005.

99.(i).19   Opinion  and  Consent  of Betsy Anne Seel,  Esq.  regarding  the new portfolios - Previously filed as exhibit (i)(19) to post effective amendment no. 70 filed on April 26, 2006.

99.(i).20   Opinion  and  Consent  of Betsy Anne Seel,  Esq.  regarding  the new portfolio - Filed Herewith

99.(j)      Consent of Auditors - not applicable

99.(k)      Not Applicable

99.(l)      Not Applicable

99.(m) Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred to as Series I and Series II 12b-1 Plans) - previously filed as Exhibit (m) to post-effective amendment no. 49 filed on July 19, 2002.

99.(m).1 Rule 12b-1 Plan for Series III - Previously filed as exhibit (m)(1) to post effective amendment no. 57 filed on April 22, 2003.

99.(m).2 Amended and Restated Rule 12b-1 Plans for Series I, Series II and Series III; Rule 12b-1 Plan for Series IIIA (Lifestyle Trust only) - Previously filed as exhibit (m)(2) to post effective amendment no. 62 filed on November 4, 2004

99.(n) Rule 18f-3 Plan - previously filed as exhibit (n) to post-effective amendment no. 48 filed on March 1, 2002.

99.(n).1    Amended and Restated  Rule 18f-3 Plan - Previously  filed as exhibit
            (n)(1) to post effective amendment no. 57 filed on April 22, 2003.

99.(n).2    Amended and Restate  Rule 18f-3 Plan -  Previously  filed as exhibit
            (n)(2) to post effective amendment no. 62 filed on November 4, 2004.

99.(o)      Not Applicable

99.(p).8 Code of Ethics of American Fund Insurance Series - previously filed as exhibit (j) to post-effective amendment no. 58 filed May 9, 2003.

99.(p).16   Code of Ethics of the  following  entities:  (a) the Trust,  (b) the
            Adviser to the Trust, (c) the Distributor to the Trust, (d) AIM, (e)
            American Century, (f) Capital Guardian,  (g) Davis, (h) Declaration,
            (i) DeAM,  (j)  Dimensional,  (k) Fidelity,  (l) Franklin,  (m) Fund
            Asset Management, (n) GMO, (o) Independence,  (p) Jennison, (q) Legg
            Mason,  (r) Lord Abbet, (s) Fund Asset  Management,  (t) MFC Global,
            (u) Marsico, (v) MFS, (w) Morgan Stanley, (x) Munder, (y) PIMCO, (z)
            Pzena,  (aa ) RCM,  (bb)  RiverSource,  (cc) SBAM,  (dd) SSgA,  (ee)
            Sovereign,  (ff) Sustainable  Growth,  (gg) T. Rowe, (hh) Templeton,
            (ii) UBS, (jj) UST Advisers,  (kk)  Wellington,  (ll) Wells Capital,
            (mm)  Western  Asset  Management,  (gg) Western  Asset  Management -
            Previously filed as exhibit (d)(16)) to post effective amendment no.
            69 filed on February 10, 2006.

99.(p).17   Code of  Ethics  of  JPMorgan  Investment  Management  Inc.  - Filed
            Herewith

99.(q).1 Powers of Attorney - Don B. Allen, Charles L. Bardelis, Samuel Hoar, Robert J. Myers, Trustees, dated September 27, 1996. previously filed as exhibit (18)(b) to post-effective amendment no. 38 filed September 17, 1997.

99.(q).2 Power of Attorney -- John D. DesPrez III, President -- previously filed as exhibit (18)(e) to post-effective amendment no. 34 filed on October 4, 1996.

99.(q).3    Power of Attorney -- John D. Richardson,  Chairman of the Board, and
            F. David Rolwing, Trustee -- previously filed as exhibit (18)(e) to post-effective amendment no. 36 filed on April 30, 1997.

99.(q).4 Power of Attorney - John D. DesPrez, III, Trustee - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

99.(q).5    Power of  Attorney  - James M. Oates -  previously  filed as exhibit
            (q)(5) to post effective amendment no. 63 filed on February 11, 2005.

99.(q).6 Power of Attorney - Board of Trustees of John Hancock Trust-Previously filed as exhibit (q)(6) to post effective amendment no. 64 filed on April 21, 2005.

99.(q).7    Power of Attorney - Peter S. Burgess -  Previously  filed as exhibit
            (q)(7) to post effective amendment no. 67 filed on July 14, 2005.

99.(q).8    Power of  Attorney  - All  Trustees  -  Previously  filed as exhibit
            (q)(8) to post effective amendment no. 68 filed on November 17, 2005.

99.(q).9    Power of  Attorney  - All  Trustees  -  Previously  filed as exhibit
            (q)(9) to post effective amendment no. 70 filed on April 26, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Four of the Trust shareholders are:

(i)  John Hancock Life Insurance Company of New York ("John Hancock New York"),

(ii) John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA"),

(ii) John Hancock Life Insurance Company ("JHLICO"), and

(ii) John Hancock Life Insurance Company ("JHVLICO").

John Hancock New York, John Hancock USA, JHLICO and JHVLICO (collectively, the "Companies") hold Trust shares attributable to variable contracts in their respective separate accounts. The Lifestyle Trusts, the Index Allocation Trust and the Absolute Return Trust are also shareholders of certain of the Trust portfolios. The Companies will vote all shares of each portfolio of the Trust issued to such companies in proportion to timely instructions received from owners of the contracts participating in separate accounts registered under the Investment Company Act of 1940. The Trust will vote all shares of a portfolio issued to a Lifestyle Trust, the Index Allocation Trust or the Absolute Return Trust in proportion to such instructions.


                         MANULIFE FINANCIAL CORPORATION
     Corporate Organization List of The Manufacturers Life Insurance Company
                               Active Corporations
                             As Of December 31, 2005

---------------------------------------------------------------- ------- -------- -----------------
                                                                  Legal    % of    Jurisdiction of
Affiliate                                                          ID     Equity    Incorporation
---------------------------------------------------------------- ------- -------- -----------------

---------------------------------------------------------------- ------- -------- -----------------
Manulife Financial Corporation                                    0002      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
  John Hancock Holdings (Delaware) LLC                            0275      100       Delaware
---------------------------------------------------------------- ------- -------- -----------------
     John Hancock Financial Services, Inc.                        0003      100       Delaware
---------------------------------------------------------------- ------- -------- -----------------
  The Manufacturers Life Insurance Company                        0001      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Bank of Canada                                      0058      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Financial Services Inc.                             0199      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Securities International Ltd.                       0079      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Canada Ltd.                                         0157      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     First North American Insurance Company                       0111      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Equinox Financial Group, Inc.                                0239      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     EIS Insurance Services, Inc.(1)                                         50        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Cantay Holdings Inc.                                         0051      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     Regional Power, Inc.                                         0136     83.5        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Data Services, Inc.                                 0081      100       Barbados
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Capital Inc.                                        0278      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     MSIL Holdings (Canada) Limited                               0289      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     880 Belgrave Way Holdings Ltd.                                         100   British Columbia
---------------------------------------------------------------- ------- -------- -----------------
     6212344 Canada Limited                                       0272      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Enterprise (Alberta) Limited                        0276      100       Alberta
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Enterprise (Bermuda) Limited                        0277      100       Bermuda
---------------------------------------------------------------- ------- -------- -----------------
     1293319 Ontario Inc.                                         0170      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     3426505 Canada Inc.                                          0161      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     FNA Financial Inc.                                           0115      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
       Elliot & Page Limited                                      0116      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     NAL Resources Limited                                        0117      100       Alberta
---------------------------------------------------------------- ------- -------- -----------------
     NAL Resources Management Limited                             0120      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     2015500 Ontario Inc.                                         0154      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     NALC Holdings Inc.(2)                                        0103       50       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     2015401 Ontario Inc.                                         0140      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     2024385 Ontario Inc.                                         0153      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     Cavalier Cable, Inc.(3)                                                 78       Delaware
---------------------------------------------------------------- ------- -------- -----------------
     MFC Global Investment Management (U.S.A.) Limited            0156      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     MFC Global Fund Management (Europe) Limited                            100       England
---------------------------------------------------------------- ------- -------- -----------------
         MFC Global Investment Management (Europe) Limited        0064      100       England
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Holdings (Alberta) Limited                          0201      100       Alberta
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Holdings (Delaware) LLC                           0205      100       Delaware
---------------------------------------------------------------- ------- -------- -----------------
         The Manufacturers Investment Corporation                 0087      100       Michigan
---------------------------------------------------------------- ------- -------- -----------------
           Manulife Reinsurance Limited                           0067      100       Bermuda
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Reinsurance (Bermuda) Limited               0203      100       Bermuda
---------------------------------------------------------------- ------- -------- -----------------
           John Hancock Life Insurance Company (U.S.A.)           0019      100       Michigan
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Service Corporation                         0007      100       Colorado
---------------------------------------------------------------- ------- -------- -----------------
             John Hancock Distributors LLC                        0005      100       Delaware
---------------------------------------------------------------- ------- -------- -----------------
             John Hancock Investment Management Services, LLC(4)  0097       57       Delaware
---------------------------------------------------------------- ------- -------- -----------------

---------------------------------------------------------------- ------- -------- -----------------
                                                                  Legal    % of    Jurisdiction of
Affiliate                                                          ID     Equity    Incorporation
---------------------------------------------------------------- ------- -------- -----------------

---------------------------------------------------------------- ------- -------- -----------------
             John Hancock Life Insurance Company of New York      0094     100        New York
---------------------------------------------------------------- ------- -------- -----------------
             Ennal, Inc.                                          0124     100        Delaware
---------------------------------------------------------------- ------- -------- -----------------
             Avon Long Term Care Leaders LLC                      0158     100        Delaware
---------------------------------------------------------------- ------- -------- -----------------
             Ironside Venture Partners I LLC                      0196     100        Delaware
---------------------------------------------------------------- ------- -------- -----------------
             Ironside Venture Partners II LLC                     0197     100        Delaware
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Leasing Co. LLC                                      80         Delaware
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Europe Ruckversicherungs-Aktiengesellschaft         0138     100        Germany
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Holdings (Bermuda) Limited                          0147     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Management Services Ltd.                          0191     100        Barbados
---------------------------------------------------------------- ------- -------- -----------------
       Manufacturers P&C Limited                                  0036     100        Barbados
---------------------------------------------------------------- ------- -------- -----------------
       Manufacturers Life Reinsurance Limited                     0049     100        Barbados
---------------------------------------------------------------- ------- -------- -----------------
     Manulife (Vietnam) Limited                                   0188     100        Vietnam
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Vietnam Fund Management Company                            100        Vietnam
---------------------------------------------------------------- ------- -------- -----------------
     Manulife (Singapore) Pte. Ltd.                               0014     100       Singapore
---------------------------------------------------------------- ------- -------- -----------------
       John Hancock Ltd.                                                   100       Singapore
---------------------------------------------------------------- ------- -------- -----------------
     The Manufacturers Life Insurance Co. (Phils.), Inc.          0164     100      Philippines
---------------------------------------------------------------- ------- -------- -----------------
       FCM Plans, Inc.                                            0155     100      Philippines
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Financial Plans, Inc.                             0187     100      Philippines
---------------------------------------------------------------- ------- -------- -----------------
    FCM Holdings Inc.                                             0104     100      Philippines
---------------------------------------------------------------- ------- -------- -----------------
    Manulife International Holdings Limited                       0152     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Provident Funds Trust Company Limited             0163     100       Hong Kong
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Asset Management (Asia) Limited                   0078     100        Barbados
---------------------------------------------------------------- ------- -------- -----------------
         Manulife Asset Management (Hong Kong) Limited                     100       Hong Kong
---------------------------------------------------------------- ------- -------- -----------------
         P.T. Manulife Aset Manajemen Indonesia                   0141     85        Indonesia
---------------------------------------------------------------- ------- -------- -----------------
       Manulife (International) Limited                           0028     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
         Manulife-Sinochem Life Insurance Co. Ltd.                0043     51          China
---------------------------------------------------------------- ------- -------- -----------------
     P.T. Asuransi Jiwa Manulife Indonesia                        0042     80        Indonesia
---------------------------------------------------------------- ------- -------- -----------------
       P.T. Bunadaya Sarana Informatika                                    98        Indonesia
---------------------------------------------------------------- ------- -------- -----------------
       P.T. Asuransi Jiwa Arta Mandiri Prima                      0075    99.75      Indonesia
---------------------------------------------------------------- ------- -------- -----------------
       P.T. Indras Insan Jaya Utama                                       99.98      Indonesia
---------------------------------------------------------------- ------- -------- -----------------
         P.T. Asuransi Jiwa John Hancock Indonesia                        3.76       Indonesia
---------------------------------------------------------------- ------- -------- -----------------
  6306471 Canada Inc.                                             0282     100         Canada
---------------------------------------------------------------- ------- -------- -----------------
     CDF (Thailand) Limited                                       0287    90.20       Thailand
---------------------------------------------------------------- ------- -------- -----------------
       OQC (Thailand) Limited(4)                                  0288     51         Thailand
---------------------------------------------------------------- ------- -------- -----------------
         Manulife Insurance (Thailand) Public Company Limited(5)  0286    72.54       Thailand
---------------------------------------------------------------- ------- -------- -----------------
  Manulife Technology & Services Sdn Bhd.                         0285     100        Malaysia
---------------------------------------------------------------- ------- -------- -----------------
  6306489 Canada Inc.                                             0283     100         Canada
---------------------------------------------------------------- ------- -------- -----------------
  Manulife Alberta Limited                                        0279     100        Alberta
---------------------------------------------------------------- ------- -------- -----------------
       Manulife European Holdings (Bermuda) Limited               0270     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
         Manulife European Investments (Luxembourg) S.a.r.l.      0271     100       Luxembourg
---------------------------------------------------------------- ------- -------- -----------------
           Manulife Hungary Holdings Limited(6)                   0149     99         Hungary
---------------------------------------------------------------- ------- -------- -----------------
  MLI Resources Inc.                                              0193     100        Alberta
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Life Insurance Company(7)                         0180     35          Japan
---------------------------------------------------------------- ------- -------- -----------------
         MFC Global Investment Management (Japan) Limited         0208     100         Japan
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Century Investments (Bermuda) Limited             0172     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
         Manulife Century Investments (Luxembourg) S.A.           0173     100       Luxembourg
---------------------------------------------------------------- ------- -------- -----------------
           Manulife Century Investments (Netherlands) B.V.        0174     100      Netherlands
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Premium Collection Co. Ltd.                 0178
---------------------------------------------------------------- ------- -------- -----------------
             Y.K. Manulife Properties Japan                       0142     100         Japan
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Century Holdings (Netherlands) B.V.         0195     100      Netherlands
---------------------------------------------------------------- ------- -------- -----------------

----------------------------------
(1)  50% of EIS Insurance Services, Inc. is owned by Equinox Financial Group,
     Inc.
(2)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.
(3) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).
(4) 38% of John Hancock Investment Management Services, LLC is owned by John Hancock Life Insurance Company of New York, and the remaining 5% is owned by John Hancock Advisers LLC.
(4)  49% of OQC (Thailand) Limited is owned by 6306489 Canada Inc.
(5) 24.97% of Manulife Insurance (Thailand) Public Company Limited is owned by The Manufacturers Life Insurance Company
(6)  1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.
(7) 32.49% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% by Manulife Century Holdings (Netherlands) B.V and 35.02% by MLI Resources Inc.


ITEM 25. INDEMNIFICATION

     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     See "Management of the Trust" in the Prospectus and "Investment Management Arrangements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is herein incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

a.   Name of Investment Company                    Capacity In which acting

John Hancock Life Insurance                        Principal Underwriter
Company (U.S.A.)
Separate Account A

John Hancock Life Insurance                        Principal Underwriter
Company (U.S.A.)
Separate Account H

John Hancock Life Insurance                        Principal Underwriter
Company (U.S.A.)
Separate Account I

John Hancock Life Insurance                        Principal Underwriter
Company (U.S.A.)
Separate Account L

John Hancock Life Insurance                        Principal Underwriter
Company (U.S.A.)
Separate Account M

John Hancock Life Insurance                        Principal Underwriter
Company (U.S.A.)
Separate Account N

John Hancock Life Insurance                        Principal Underwriter
Company of New York
Separate Account A

John Hancock Life Insurance                        Principal Underwriter
Company of New York
Separate Account B


John Hancock Life Insurance Company                Principal Underwriter
Separate Account UV

John Hancock Variable Life Insurance Company       Principal Underwriter
Separate Account S

John Hancock Variable Life Insurance Company       Principal Underwriter
Separate Account U

John Hancock Variable Life Insurance Company       Principal Underwriter
Separate Account V


b. John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez III* (Chairman and President), Marc Costantini* (Executive Vice
President and Chief Financial Officer) and Jonathan Chiel* (Executive Vice President and General Counsel). The board of managers of JHD LLC (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and, Christopher M. Walker**) may also act on behalf of JHD LLC.

*Principal business office is 601 Congress Street, Boston, MA 02210 **200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5
*** 197 Clarendon St., Boston, MA 02116

b. John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and, Christopher M. Walker**) who have authority to act on behalf of JHD LLC.

*Principal business office is 601 Congress Street, Boston, MA 02210 **200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5
*** 197 Clarendon St., Boston, MA 02116


c.   None.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts,  books and other  documents  required to be maintained  under
Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant's investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02210.

by Fidelity Management & Research Company, the investment subadviser to the Strategic Opportunities and Large Cap Growth, at its offices at 82 Devonshire Street, Boston, MA 02109,

by Wellington Management Company, LLP, the investment subadviser to the Natural Resources Trust, Mid Cap Stock, Small Cap Value, Small Cap Growth, Small Cap Value and Investment Quality Bond Trusts, at its offices at 75 State Street, Boston, Massachusetts 02109, by Salomon Brothers Asset Management Inc, the investment subadviser to the Special Value Trust, at its offices at 7 World Trade Center, New York, New York 10048,

by T. Rowe  Price  Associates,  Inc.,  the  investment  subadviser  to the Small
Company Value Trust, Health Sciences Trust, Blue Chip Growth, Science & Technology, Mid Value, Spectrum Income and Equity-Income Trusts, at its offices at 100 East Pratt Street, Baltimore, MD 21202,

by Morgan Stanley Asset Management Inc., the investment subadviser of the Value Trust, at its offices at 1221 Avenue of the Americas, New York, New York 10020,

by MFC Global Investment Management (U.S.A.) Limited, the investment subadviser to the Quantitative Mid Cap, Quantitative All Cap, Quantitative Value, Emerging Growth, Focused Allocation, Pacific Rim, Real Estate Securities, Equity Index, International Index, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index, 500 Index B, Quantitative Equity, Lifestyle, Index Allocation, Absolute Return, Money Market B and Money Market Trusts, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5,

by A I M Capital Management, Inc., the investment subadviser to the Mid Cap Core, All Cap Growth and Small Company Growth Trusts, at its offices at 11 Greenway Plaza, Houston, Texas, 77046,

by Capital Guardian Trust Company, the investment subadviser to the U.S. Large Cap Value, Income & Value, Overseas Equity Trusts, at its offices at 333 South Hope Street, Los Angeles, California 90071,

by Pacific Investment Management Company, the investment subadviser to the Real Return Bond, Global Bond and Total Return Trusts, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660,

by Templeton Investment Counsel, Inc., the investment subadviser to the International Value and International Small Cap Trusts, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

by Franklin Advisers, Inc. the investment adviser to the Emerging Small Company Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

by  Munder  Capital  Management,   the  investment  adviser  to  the  Small  Cap
Opportunities Trust, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Jennison Associates LLC, the investment adviser to the Capital Appreciation Trust, at its offices at 466 Lexington Avenue, New York, NY 10017.

By Davis Selected Advisers, LP, the investment adviser to the Financial Services and Fundamental Value Trusts, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.

By Massachusetts Financial Services Company, the investment adviser to the Strategic Value and Utilities Trusts, at its offices at 500 Boylston Street, Boston, MA 02116.

By Lord Abbett & Co., the investment adviser to the Mid Cap Value and All Cap Value Trusts, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

By Mercury Advisors (Fund Asset Management, L.P.), the investment adviser to the Large Cap Value Trust, at its offices at Merrill Lynch Investment Managers at 800 Scudder Mill Road, Plainsboro, NJ 08536.

By American Century Investment Management, Inc., the investment adviser to the Small Company and Vista Trusts, at its offices at 4500 Main Street, Kansas City, Missouri 64111.

By Pzena Investment Mangement, LLC, the investment adviser to the Classic Value Trust, at its offices at 120 West 45th Street, New York, NY 10036.

By Sustainable Growth Advisers, L.P., the investment adviser to the U.S. Global Leader Growth Trust, at its offices at 1285 Avenue of the Americas, 35th Floor, New York, NY 10019.

By Legg Mason Funds Management, Inc., the investment adviser to the Core Equity Trust, at its offices at 100 Light Street, Baltimore, Maryland 21202.

By Sovereign Asset Management, LLC, the investment adviser to the Strategic Income and Active Bond Trusts, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603

By Declaration Management & Research LLC, the investment adviser to the Bond Index Trust A and Bond Index Trust B, Active Bond Trust, Managed and Short-Term Bond Trusts at its offices at1650 Tysons Blvd., McLean, VA 22102.

By Independence Investment LLC, the investment adviser to the Growth & Income and Managed Trusts, at its offices at 53 State Street, Boston, Massachusetts 02109.

By SSgA Funds Management, Inc., the investment adviser to the International Equity Index Trust A and International Equity Index Trust B, at its offices at One Lincoln Street, Boston, Massachusetts 02111.

By  Marsico  Capital   Management,   LLC  ,  the  investment   adviser  for  the
International Opportunities Trust, at its offices at 1200 17th Street, Denver, Colorado 80202.

By Wells Fargo Fund Management, LLC, the investment adviser to the Core Bond Trust and the U.S. High Yield Bond Trust, at its offices at 525 Market St., San Francisco, California.

By UST Advisers, Inc., the investment adviser to the Value and Restructuring Trust, at its offices at 114 W. Street, New York, New York 10036.

By Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser to the U.S. Multi Sector, U.S. Core, International Core, Managed, Intrinsic Value, Growth Opportunties, Growth, International Growth and Value Opportunities Trusts, at its offices at 40 Rowes Wharf, Boston, Ma 02110.

Dimensional Fund Advisers, the investment adviser to the International Small Company Trust, at its office at 1299 Ocean Avenue, Santa Monica, CA 90401.

RiverSource Investments LLC, the investment adviser to the Mid Cap Value Equity Trust, at its office at 200 Ameriprise Financial Center, Minneapolis, Minnesota, 55474.

RCM Capital Management, the investment adviser to the Emerging Small Company Trust, at its office at Four Embarcadero Center, San Francisco, CA 94111.

Western Asset Management Company, the investment adviser to the U.S. Government Securities, Strategic Bond and High Yield Trust, at its office at 385 East Colorado Boulevard, Pasadena, CA 91101.

Western Asset Management Company Limited, the sub-sub adviser to the Strategic Bond Trust, at its office at 385 East Colorado Boulevard, Pasadena, CA 91101.

JPMorgan Investment Management Inc., the investment adviser to the Mid Cap Equity Trust, at its office at 1111 Polaris Parkway, Suite 2-J, P.O. Box 710211, Columbus, Ohio 43271-0211.

By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

By State Street Bank and Trust Company, the custodian for the Trust, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, John Hancock Trust, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 16th day of August, 2006.

                                          JOHN HANCOCK TRUST


                                          By:   /s/Keith F. Hartstein
                                                ---------------------
                                                Keith F. Hartstein
                                                President

Attest:

/s/Betsy Anne Seel
------------------
Betsy Anne Seel,
Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on this 16th day of August, 2006.

SIGNATURE                            TITLE


         *                           Trustee
-------------------
Don B. Allen


         *                           Trustee
---------------------
Charles L.Bardelis


         *                           Trustee
-------------------
James R. Boyle


         *                           Trustee
-------------------
Peter S. Burgess


         *                           Trustee
-------------------
Elizabeth G. Cook


         *                           Trustee
---------------------
Hassell H. McClellan


         *                           Trustee
---------------------
James M. Oates


         *                           Trustee and Chairman
---------------------
John D. Richardson


         *                           Trustee
---------------------
F. David Rolwing


/s/Keith F. Hartstein                President
---------------------                (Chief Executive Officer)
Keith F. Hartstein


/s/John G. Vrysen                    Chief Financial Officer
-----------------
John G. Vrysen


JOHN HANCOCK TRUST

*By:      /s/Betsy Anne Seel
          ------------------
Name:     Betsy Anne Seel
Title:    Attorney-in Fact
Pursuant to Powers of Attorney

                                    Exhibits
                                    --------

99.(a).39      Form of  Establishment  and  Designation of Additional  Series of
               Shares

99.(d).1.h     Form of  Amendment  to Amended and  Restated  Advisory  Agreement
               between the Trust and the Adviser regarding new portfolio.

99.(d).32      Form of  Subadvisory  Agreement  between the Adviser and JPMorgan
               Investment Management Inc

99.(i).19      Opinion and Consent of Betsy Anne Seel,  Esq.  regarding  the new portfolios

99.(p).17      Code of Ethics of JPMorgan Investment Management Inc.